United States
                     Securities and Exchange Commission
                            Washington, DC 20549

                                  FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANY

                 Investment Company Act file number: 811-04984

                             AMERICAN BEACON FUNDS
               (Exact name of registrant as specified in charter)

                      4151 Amon Carter Boulevard, MD 2450
                            Fort Worth, Texas 76155
              (Address of principal executive offices) (Zip code)

                          WILLIAM F. QUINN, PRESIDENT
                      4151 Amon Carter Boulevard, MD 2450
                            Fort Worth, Texas 76155
                    (Name and address of agent for service)

      Registrant's telephone number, including area code: (817) 967-3509

                   Date of fiscal year end: December 31, 2006

                   Date of reporting period: March 31, 2006

ITEM 1. SCHEDULES OF INVESTMENTS.


The American Beacon International Equity Index Fund invests all of its investable assets in the Master International Index Series of the Quantitative Master Series Trust. The Schedule of Investments for the Master International Index Series for the fiscal quarter ended March 31, 2006 is provided below.

Master International Index Series
Schedule of Investments as of March 31, 2006                   (in U.S. dollars)

                                                                 Shares
Country             Industry                                       Held     Common Stocks                                  Value
-----------------------------------------------------------------------------------------------------------------------------------
Australia - 4.5%    Airlines - 0.0%                              32,456     Qantas Airways Ltd.                       $      81,925
                    ---------------------------------------------------------------------------------------------------------------
                    Beverages - 0.1%                             44,280     Coca-Cola Amatil Ltd.                           228,278
                                                                 80,611     Foster's Group Ltd.                             305,216
                                                                    368     Lion Nathan Ltd.                                  2,128
                                                                                                                      -------------
                                                                                                                            535,622
                    ---------------------------------------------------------------------------------------------------------------
                    Biotechnology - 0.1%                         11,109     CSL Ltd.                                        433,292
                    ---------------------------------------------------------------------------------------------------------------
                    Capital Markets - 0.1%                       15,187     Macquarie Bank Ltd.                             700,424
                                                                     44     Perpetual Trustees Australia Ltd.                 2,133
                                                                                                                      -------------
                                                                                                                            702,557
                    ---------------------------------------------------------------------------------------------------------------
                    Chemicals - 0.0%                             14,098     Orica Ltd.                                      233,119
                    ---------------------------------------------------------------------------------------------------------------
                    Commercial Banks - 1.3%                      97,183     Australia & New Zealand Banking Group
                                                                            Ltd.                                          1,836,348
                                                                 59,815     Commonwealth Bank of Australia                1,932,089
                                                                 91,997     National Australia Bank Ltd.                  2,473,055
                                                                 94,842     Westpac Banking Corp.                         1,610,873
                                                                                                                      -------------
                                                                                                                          7,852,365
                    ---------------------------------------------------------------------------------------------------------------
                    Commercial Services & Supplies - 0.1%        69,201     Brambles Industries Ltd.                        530,444
                                                                     85     Downer EDI Ltd.                                     540
                                                                                                                      -------------
                                                                                                                            530,984
                    ---------------------------------------------------------------------------------------------------------------
                    Construction & Engineering - 0.0%             7,186     Leighton Holdings Ltd.                           90,950
                    ---------------------------------------------------------------------------------------------------------------
                    Construction Materials - 0.2%                19,044     Boral Ltd.                                      121,127
                                                                 36,104     CSR Ltd.                                        114,818
                                                                  4,369     James Hardie Industries NV                       29,533
                                                                 44,474     Rinker Group Ltd.                               629,485
                                                                                                                      -------------
                                                                                                                            894,963
                    ---------------------------------------------------------------------------------------------------------------
                    Containers & Packaging - 0.0%                39,653     Amcor Ltd.                                      209,231
                    ---------------------------------------------------------------------------------------------------------------
                    Distributors - 0.0%                          60,866     Pacific Brands Ltd.                             103,727
                    ---------------------------------------------------------------------------------------------------------------
                    Diversified Financial Services - 0.1%         1,160     Australian Stock Exchange Ltd.                   27,047
                                                                 16,697     Babcock & Brown Ltd.                            220,257
                                                                 21,801     Challenger Financial Services Group Ltd.         54,408
                                                                 15,237     SFE Corp. Ltd.                                  177,203
                                                                 21,722     Suncorp-Metway Ltd.                             301,103
                                                                                                                      -------------
                                                                                                                            780,018
                    ---------------------------------------------------------------------------------------------------------------
                    Diversified Telecommunication               134,272     Telstra Corp. Ltd.                              358,077
                    Services - 0.1%
                    ---------------------------------------------------------------------------------------------------------------
                    Food & Staples Retailing - 0.2%              56,076     Coles Myer Ltd.                                 427,838
                                                                 53,181     Woolworths Ltd.                                 714,045
                                                                                                                      -------------
                                                                                                                          1,141,883
                    ---------------------------------------------------------------------------------------------------------------
                    Food Products - 0.0%                            496     Futuris Corp. Ltd.                                  799
                    ---------------------------------------------------------------------------------------------------------------
                    Health Care Equipment & Supplies - 0.0%       6,909     Ansell Ltd.                                      57,147
                                                                    114     Cochlear Ltd.                                     4,320
                                                                                                                      -------------
                                                                                                                             61,467
                    ---------------------------------------------------------------------------------------------------------------

Master International Index Series
Schedule of Investments as of March 31, 2006                   (in U.S. dollars)

                                                                 Shares
Country             Industry                                       Held     Common Stocks                                  Value
-----------------------------------------------------------------------------------------------------------------------------------
                    Health Care Providers & Services - 0.0%          54     DCA Group Ltd.                            $         141
                                                                 37,816     Mayne Group Ltd.                                 92,758
                                                                  2,198     Sonic Healthcare Ltd.                            24,606
                                                                                                                      -------------
                                                                                                                            117,505
                    ---------------------------------------------------------------------------------------------------------------
                    Hotels, Restaurants & Leisure - 0.1%          4,894     Aristocrat Leisure Ltd.                          48,087
                                                                 22,611     TABCORP Holdings Ltd.                           249,419
                                                                 13,633     UNiTAB Ltd.                                     147,759
                                                                                                                      -------------
                                                                                                                            445,265
                    ---------------------------------------------------------------------------------------------------------------
                    IT Services - 0.0%                           10,802     Computershare Ltd.                               56,689
                    ---------------------------------------------------------------------------------------------------------------
                    Industrial Conglomerates - 0.1%              20,276     Wesfarmers Ltd.                                 504,287
                    ---------------------------------------------------------------------------------------------------------------
                    Insurance - 0.2%                             73,419     AMP Ltd.                                        454,409
                                                                 42,104     AXA Asia Pacific Holdings Ltd.                  174,129
                                                                 92,235     Insurance Australia Group Ltd.                  359,751
                                                                 27,641     QBE Insurance Group Ltd.                        431,241
                                                                                                                      -------------
                                                                                                                          1,419,530
                    ---------------------------------------------------------------------------------------------------------------
                    Media - 0.1%                                 68,619     John Fairfax Holdings Ltd.                      196,204
                                                                    574     Macquarie Communications Infrastructure
                                                                            Group                                             2,394
                                                                  5,674     Publishing & Broadcasting Ltd.                   69,993
                                                                                                                      -------------
                                                                                                                            268,591
                    ---------------------------------------------------------------------------------------------------------------
                    Metals & Mining - 0.9%                       49,187     Alumina Ltd.                                    259,889
                                                                179,914     BHP Billiton Ltd.                             3,592,045
                                                                 61,451     BlueScope Steel Ltd.                            314,610
                                                                 28,617     Iluka Resources Ltd.                            159,978
                                                                 13,693     Newcrest Mining Ltd.                            228,277
                                                                 23,046     OneSteel Ltd.                                    67,704
                                                                 15,752     Rio Tinto Ltd.                                  885,638
                                                                                                                      -------------
                                                                                                                          5,508,141
                    ---------------------------------------------------------------------------------------------------------------
                    Multi-Utilities - 0.1%                       35,124     Australian Gas Light Co., Ltd.                  464,086
                    ---------------------------------------------------------------------------------------------------------------
                    Multiline Retail - 0.0%                         611     Harvey Norman Holdings Ltd.                       1,647
                    ---------------------------------------------------------------------------------------------------------------
                    Oil, Gas & Consumable Fuels - 0.2%           11,066     Caltex Australia Ltd.                           151,499
                                                                 22,457     Origin Energy Ltd.                              117,215
                                                                 32,369     Santos Ltd.                                     262,658
                                                                 25,615     Woodside Petroleum Ltd.                         830,680
                                                                                                                      -------------
                                                                                                                          1,362,052
                    ---------------------------------------------------------------------------------------------------------------
                    Paper & Forest Products - 0.0%                5,515     PaperlinX Ltd.                                   14,825
                    ---------------------------------------------------------------------------------------------------------------
                    Pharmaceuticals - 0.0%                       37,816     Mayne Pharma Ltd. (a)                            79,815
                    ---------------------------------------------------------------------------------------------------------------
                    Real Estate - 0.4%                          108,573     CFS Gandel Retail Trust                         150,965
                                                                  3,240     CFS Gandel Retail Trust (a)                       4,459
                                                                 14,552     Centro Properties Group/New                      67,135
                                                                 55,765     Commonwealth Property Office Fund                54,873
                                                                  3,345     DB RREEF Trust                                    3,506

Master International Index Series
Schedule of Investments as of March 31, 2006                   (in U.S. dollars)

                                                                 Shares
Country             Industry                                       Held     Common Stocks                                  Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                                125,285     General Property Trust                    $     368,950
                                                                 81,815     ING Industrial Fund                             131,844
                                                                 31,769     Investa Property Group                           48,930
                                                                 18,422     Lend Lease Corp., Ltd.                          181,799
                                                                 20,310     Macquire Goodman Group                           72,120
                                                                 43,937     Mirvac Group                                    133,149
                                                                    697     Multiplex Group                                   1,526
                                                                 60,122     Stockland                                       288,086
                                                                 79,510     Westfield Group                                 969,475
                                                                                                                      -------------
                                                                                                                          2,476,817
                    ---------------------------------------------------------------------------------------------------------------
                    Road & Rail - 0.0%                           25,939     Toll Holdings Ltd.                              242,294
                    ---------------------------------------------------------------------------------------------------------------
                    Transportation Infrastructure - 0.1%            776     Macquarie Airports                                1,865
                                                                158,234     Macquarie Infrastructure Group                  429,876
                                                                 16,367     Patrick Corp. Ltd.                               94,064
                                                                 11,127     Transurban Group                                 53,476
                                                                                                                      -------------
                                                                                                                            579,281
                    ---------------------------------------------------------------------------------------------------------------
                                                                            Total Common Stocks in Australia             27,551,804
-----------------------------------------------------------------------------------------------------------------------------------
Austria - 0.5%      Building Products - 0.0%                      3,281     Wienerberger AG                                 164,777
                    ---------------------------------------------------------------------------------------------------------------
                    Commercial Banks - 0.2%                      12,824     Erste Bank der Oesterreichischen
                                                                            Sparkassen AG                                   755,156
                                                                  2,804     Raiffeisen International Bank Holding AG        238,887
                                                                                                                      -------------
                                                                                                                            994,043
                    ---------------------------------------------------------------------------------------------------------------
                    Construction Materials - 0.0%                   104     RHI AG (a)                                        3,375
                    ---------------------------------------------------------------------------------------------------------------
                    Containers & Packaging - 0.0%                   527     Mayr-Melnhof Karton AG                           94,068
                    ---------------------------------------------------------------------------------------------------------------
                    Diversified Telecommunication                18,401     Telekom Austria AG                              433,114
                    Services - 0.1%
                    ---------------------------------------------------------------------------------------------------------------
                    Electric Utilities - 0.0%                        44     Verbund - Oesterreichische
                                                                            Elektrizitaetswirtschafts AG                     19,542
                    ---------------------------------------------------------------------------------------------------------------
                    Machinery - 0.0%                              1,221     Andritz AG                                      177,593
                    ---------------------------------------------------------------------------------------------------------------
                    Metals & Mining - 0.0%                          841     Boehler-Uddeholm AG                             173,016
                                                                     11     Voestalpine AG                                    1,537
                                                                                                                      -------------
                                                                                                                            174,553
                    ---------------------------------------------------------------------------------------------------------------
                    Oil, Gas & Consumable Fuels - 0.1%            8,907     OMV AG                                          594,993
                    ---------------------------------------------------------------------------------------------------------------
                    Real Estate - 0.0%                            5,896     IMMOFINANZ Immobilien Anlagen AG (a)             61,076
                    ---------------------------------------------------------------------------------------------------------------
                    Trading Companies & Distributors - 0.1%     105,980     Hagemeyer NV - Registered Shares                534,812
                    ---------------------------------------------------------------------------------------------------------------
                    Transportation Infrastructure - 0.0%          1,085     Flughafen Wien AG                                84,860
                    ---------------------------------------------------------------------------------------------------------------
                                                                            Total Common Stocks in Austria                3,336,806
-----------------------------------------------------------------------------------------------------------------------------------
Belgium - 1.1%      Beverages - 0.1%                              9,793     InBev NV                                        458,636
                    ---------------------------------------------------------------------------------------------------------------
                    Chemicals - 0.1%                              2,615     Solvay SA                                       301,582
                                                                  1,600     Umicore                                         221,313
                                                                     52     Umicore "VVPR strip" (a)                              6
                                                                                                                      -------------
                                                                                                                            522,901
                    ---------------------------------------------------------------------------------------------------------------

Master International Index Series
Schedule of Investments as of March 31, 2006                   (in U.S. dollars)

                                                                 Shares
Country             Industry                                       Held     Common Stocks                                  Value
-----------------------------------------------------------------------------------------------------------------------------------
                    Commercial Banks - 0.3%                      31,784     Dexia                                     $     820,813
                                                                  9,299     KBC Bancassurance Holding                       997,037
                                                                                                                      -------------
                                                                                                                          1,817,850
                    ---------------------------------------------------------------------------------------------------------------
                    Distributors - 0.0%                             206     D'ieteren SA                                     61,550
                    ---------------------------------------------------------------------------------------------------------------
                    Diversified Financial Services - 0.4%        58,820     Fortis                                        2,098,426
                                                                  3,165     Groupe Bruxelles Lambert SA                     351,607
                                                                                                                      -------------
                                                                                                                          2,450,033
                    ---------------------------------------------------------------------------------------------------------------
                    Diversified Telecommunication                 9,172     Belgacom SA                                     292,917
                    Services - 0.1%
                    ---------------------------------------------------------------------------------------------------------------
                    Electrical Equipment - 0.0%                     949     Bekaert SA                                       97,617
                    ---------------------------------------------------------------------------------------------------------------
                    Electronic Equipment &                          497     Barco NV                                         42,372
                    Instruments - 0.0%
                    ---------------------------------------------------------------------------------------------------------------
                    Food & Staples Retailing - 0.1%                 931     Colruyt SA                                      139,255
                                                                  1,220     Delhaize Group                                   87,402
                                                                    950     Delhaize Group (b)                               67,925
                                                                                                                      -------------
                                                                                                                            294,582
                    ---------------------------------------------------------------------------------------------------------------
                    Health Care Equipment & Supplies - 0.0%       1,492     Omega Pharma SA                                  91,271
                    ---------------------------------------------------------------------------------------------------------------
                    Leisure Equipment & Products - 0.0%           8,178     AGFA-Gevaert NV                                 155,575
                    ---------------------------------------------------------------------------------------------------------------
                    Marine - 0.0%                                 1,661     Compagnie Maritime Belge SA (CMB)                49,669
                    ---------------------------------------------------------------------------------------------------------------
                    Oil, Gas & Consumable Fuels - 0.0%            1,661     Euronav Sa                                       44,945
                    ---------------------------------------------------------------------------------------------------------------
                    Pharmaceuticals - 0.0%                        3,953     UCB SA                                          194,220
                    ---------------------------------------------------------------------------------------------------------------
                    Real Estate - 0.0%                                4     Cofinimmo                                           666
                    ---------------------------------------------------------------------------------------------------------------
                    Wireless Telecommunication                      835     Mobistar SA                                      60,528
                    Services - 0.0%
                    ---------------------------------------------------------------------------------------------------------------
                                                                            Total Common Stocks in Belgium                6,635,332
-----------------------------------------------------------------------------------------------------------------------------------
Bermuda - 0.0%      Textiles, Apparel & Luxury Goods - 0.0%      20,285     Yue Yuen Industrial Holdings                     59,732
                    ---------------------------------------------------------------------------------------------------------------
                                                                            Total Common Stocks in Bermuda                   59,732
-----------------------------------------------------------------------------------------------------------------------------------
Denmark - 0.6%      Beverages - 0.0%                                362     Carlsberg A/S                                    23,599
                    ---------------------------------------------------------------------------------------------------------------
                    Chemicals - 0.0%                              2,117     Novozymes A/S Class B                           143,329
                    ---------------------------------------------------------------------------------------------------------------
                    Commercial Banks - 0.1%                      22,122     Danske Bank A/S                                 819,725
                    ---------------------------------------------------------------------------------------------------------------
                    Construction & Engineering - 0.0%             1,317     FLS Industries A/S Class B                       52,752
                    ---------------------------------------------------------------------------------------------------------------
                    Electrical Equipment - 0.1%                  13,824     Vestas Wind Systems A/S                         344,112
                    ---------------------------------------------------------------------------------------------------------------
                    Food Products - 0.1%                          2,384     Danisco A/S                                     192,914
                                                                  1,889     East Asiatic Co., Ltd. A/S                       77,502
                                                                                                                      -------------
                                                                                                                            270,416
                    ---------------------------------------------------------------------------------------------------------------
                    Health Care Equipment & Supplies - 0.1%         221     Coloplast A/S Class B                            16,611
                                                                 17,400     GN Store Nord                                   239,842
                                                                  1,430     William Demant Holding (a)                       94,614
                                                                                                                      -------------
                                                                                                                            351,067
                    ---------------------------------------------------------------------------------------------------------------
                    Household Durables - 0.0%                       446     Bang & Olufsen A/S Class B                       51,568
                    ---------------------------------------------------------------------------------------------------------------
                    Insurance - 0.0%                                901     Topdanmark A/S (a)                              112,798
                    ---------------------------------------------------------------------------------------------------------------
                    Machinery - 0.0%                                770     NKT Holding A/S                                  48,698
                    ---------------------------------------------------------------------------------------------------------------
                    Marine - 0.1%                                    61     AP Moller - Maersk A/S                          523,291
                    ---------------------------------------------------------------------------------------------------------------

Master International Index Series
Schedule of Investments as of March 31, 2006                   (in U.S. dollars)

                                                                 Shares
Country             Industry                                       Held     Common Stocks                                  Value
-----------------------------------------------------------------------------------------------------------------------------------
                    Pharmaceuticals - 0.1%                        3,319     H Lundbeck A/S                            $      72,661
                                                                 12,365     Novo-Nordisk A/S B                              767,981
                                                                                                                      -------------
                                                                                                                            840,642
                    ---------------------------------------------------------------------------------------------------------------
                    Road & Rail - 0.0%                            1,605     DSV A/S                                         213,426
                    ---------------------------------------------------------------------------------------------------------------
                                                                            Total Common Stocks in Denmark                3,795,423
-----------------------------------------------------------------------------------------------------------------------------------
Finland - 1.5%      Auto Components - 0.0%                       10,865     Nokian Renkaat Oyj                              191,308
                    ---------------------------------------------------------------------------------------------------------------
                    Building Products - 0.0%                        128     Asko Oyj                                          3,343
                    ---------------------------------------------------------------------------------------------------------------
                    Communications Equipment - 0.8%             224,791     Nokia Oyj                                     4,646,308
                                                                  1,270     Nokia Oyj (b)                                    26,314
                                                                                                                      -------------
                                                                                                                          4,672,622
                    ---------------------------------------------------------------------------------------------------------------
                    Diversified Telecommunication                 5,391     Elisa Corp.                                     106,862
                    Services - 0.1%                              34,753     TeliaSonera AB                                  208,600
                                                                                                                      -------------
                                                                                                                            315,462
                    ---------------------------------------------------------------------------------------------------------------
                    Electric Utilities - 0.1%                    30,645     Fortum Oyj                                      772,114
                    ---------------------------------------------------------------------------------------------------------------
                    Food & Staples Retailing - 0.0%                 135     Kesko Oyj Class B                                 4,207
                    ---------------------------------------------------------------------------------------------------------------
                    IT Services - 0.0%                            5,735     TietoEnator Oyj                                 223,753
                    ---------------------------------------------------------------------------------------------------------------
                    Insurance - 0.1%                             22,588     Sampo Oyj                                       474,809
                    ---------------------------------------------------------------------------------------------------------------
                    Leisure Equipment & Products - 0.0%           5,504     Amer Sports Corp.                               112,166
                    ---------------------------------------------------------------------------------------------------------------
                    Machinery - 0.1%                              2,051     Cargotec Corp. Class B                           83,893
                                                                    160     KCI Konecranes Oyj                                2,749
                                                                  4,102     Kone Oyj Class B                                168,629
                                                                  8,556     Metso Oyj                                       329,778
                                                                    330     Wartsila Oyj                                     12,220
                                                                                                                      -------------
                                                                                                                            597,269
                    ---------------------------------------------------------------------------------------------------------------
                    Metals & Mining - 0.1%                          568     Outokumpu Oyj                                    11,458
                                                                  7,596     Rautaruukki Oyj                                 280,183
                                                                                                                      -------------
                                                                                                                            291,641
                    ---------------------------------------------------------------------------------------------------------------
                    Oil, Gas & Consumable Fuels - 0.0%            6,759     Neste Oil Oyj                                   232,051
                    ---------------------------------------------------------------------------------------------------------------
                    Paper & Forest Products - 0.2%               33,445     Stora Enso Oyj Class R                          514,015
                                                                 38,354     UPM-Kymmene Oyj                                 905,079
                                                                                                                      -------------
                                                                                                                          1,419,094
                    ---------------------------------------------------------------------------------------------------------------
                    Pharmaceuticals - 0.0%                           91     Orion OYJ Class B                                 2,190
                    ---------------------------------------------------------------------------------------------------------------
                                                                            Total Common Stocks in Finland                9,312,029
-----------------------------------------------------------------------------------------------------------------------------------
France - 8.9%       Aerospace & Defense - 0.2%                    9,841     European Aeronautic Defense and Space Co.       414,081
                                                                  7,044     Safran SA                                       178,329
                                                                  3,994     Thales SA                                       177,336
                                                                  2,018     Zodiac SA                                       130,774
                                                                                                                      -------------
                                                                                                                            900,520
                    ---------------------------------------------------------------------------------------------------------------
                    Airlines - 0.0%                              10,239     Air France-KLM                                  240,753
                    ---------------------------------------------------------------------------------------------------------------

Master International Index Series
Schedule of Investments as of March 31, 2006                   (in U.S. dollars)

                                                                 Shares
Country             Industry                                       Held     Common Stocks                                  Value
-----------------------------------------------------------------------------------------------------------------------------------
                    Auto Components - 0.1%                        8,991     Compagnie Generale des Etablissements
                                                                            Michelin                                  $     564,154
                                                                  4,171     Valeo SA                                        174,191
                                                                                                                      -------------
                                                                                                                            738,345
                    ---------------------------------------------------------------------------------------------------------------
                    Automobiles - 0.3%                            8,150     Peugeot SA                                      512,864
                                                                  9,529     Renault SA                                    1,011,895
                                                                                                                      -------------
                                                                                                                          1,524,759
                    ---------------------------------------------------------------------------------------------------------------
                    Beverages - 0.1%                              4,580     Pernod-Ricard                                   876,271
                    ---------------------------------------------------------------------------------------------------------------
                    Building Products - 0.2%                     15,578     Cie de Saint-Gobain                           1,086,807
                    ---------------------------------------------------------------------------------------------------------------
                    Chemicals - 0.2%                              6,005     Air Liquide                                   1,248,468
                    ---------------------------------------------------------------------------------------------------------------
                    Commercial Banks - 1.2%                      41,753     BNP Paribas                                   3,872,943
                                                                 26,977     Credit Agricole SA                            1,048,275
                                                                 17,945     Societe Generale                              2,694,986
                                                                                                                      -------------
                                                                                                                          7,616,204
                    ---------------------------------------------------------------------------------------------------------------
                    Commercial Services & Supplies - 0.0%         1,814     Societe BIC SA                                  121,615
                    ---------------------------------------------------------------------------------------------------------------
                    Communications Equipment - 0.2%              58,085     Alcatel SA (a)                                  897,627
                    ---------------------------------------------------------------------------------------------------------------
                    Construction & Engineering - 0.2%            10,649     Vinci SA                                      1,048,353
                    ---------------------------------------------------------------------------------------------------------------
                    Construction Materials - 0.2%                 1,106     Imerys SA                                        93,021
                                                                  9,801     Lafarge SA                                    1,108,979
                                                                                                                      -------------
                                                                                                                          1,202,000
                    ---------------------------------------------------------------------------------------------------------------
                    Diversified Telecommunication                79,044     France Telecom SA                             1,775,367
                    Services - 0.3%
                    ---------------------------------------------------------------------------------------------------------------
                    Electrical Equipment - 0.3%                   6,725     Alstom (a)                                      563,170
                                                                 10,583     Schneider Electric SA                         1,141,111
                                                                                                                      -------------
                                                                                                                          1,704,281
                    ---------------------------------------------------------------------------------------------------------------
                    Energy Equipment & Services - 0.1%            7,047     Technip SA                                      476,287
                    ---------------------------------------------------------------------------------------------------------------
                    Food & Staples Retailing - 0.3%              31,119     Carrefour SA                                  1,653,223
                                                                  1,773     Casino Guichard Perrachon SA                    123,801
                                                                                                                      -------------
                                                                                                                          1,777,024
                    ---------------------------------------------------------------------------------------------------------------
                    Food Products - 0.2%                         10,878     Groupe Danone                                 1,330,888
                    ---------------------------------------------------------------------------------------------------------------
                    Gas Utilities - 0.1%                          9,931     Gaz de France                                   358,619
                    ---------------------------------------------------------------------------------------------------------------
                    Health Care Equipment & Supplies - 0.1%       5,856     Cie Generale d'Optique Essilor
                                                                            International SA                                521,579
                    ---------------------------------------------------------------------------------------------------------------
                    Hotels, Restaurants & Leisure - 0.1%          9,879     Accor SA                                        568,705
                                                                  4,921     Sodexho Alliance SA                             233,443
                                                                                                                      -------------
                                                                                                                            802,148
                    ---------------------------------------------------------------------------------------------------------------
                    Household Durables - 0.1%                    17,228     Thomson                                         339,623
                    ---------------------------------------------------------------------------------------------------------------
                    IT Services - 0.1%                            5,752     Atos Origin (a)                                 425,654
                                                                  7,539     Cap Gemini SA                                   410,186
                                                                                                                      -------------
                                                                                                                            835,840
                    ---------------------------------------------------------------------------------------------------------------
                    Insurance - 0.4%                             69,897     AXA                                           2,449,618
                                                                    719     CNP Assurances                                   72,392

Master International Index Series
Schedule of Investments as of March 31, 2006                   (in U.S. dollars)

                                                                 Shares
Country             Industry                                       Held     Common Stocks                                  Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                                 48,749     SCOR                                      $     123,887
                                                                                                                      -------------
                                                                                                                          2,645,897
                    ---------------------------------------------------------------------------------------------------------------
                    Media - 0.5%                                  6,300     Lagardere S.C.A.                                491,365
                                                                  2,142     PagesJaunes Groupe SA                            60,086
                                                                  9,325     Publicis Groupe                                 363,367
                                                                  9,430     Societe Television Francaise 1                  285,294
                                                                 52,554     Vivendi SA                                    1,802,382
                                                                  6,053     Vivendi Universal SA                            207,013
                                                                                                                      -------------
                                                                                                                          3,209,507
                    ---------------------------------------------------------------------------------------------------------------
                    Metals & Mining - 0.2%                       31,292     Arcelor                                       1,231,852
                    ---------------------------------------------------------------------------------------------------------------
                    Multi-Utilities - 0.4%                       45,942     Suez SA                                       1,808,013
                                                                 16,098     Veolia Environnement                            892,818
                                                                                                                      -------------
                                                                                                                          2,700,831
                    ---------------------------------------------------------------------------------------------------------------
                    Multiline Retail - 0.1%                       2,636     Pinault-Printemps-Redoute                       317,881
                    ---------------------------------------------------------------------------------------------------------------
                    Office Electronics - 0.0%                     1,787     Neopost SA                                      193,981
                    ---------------------------------------------------------------------------------------------------------------
                    Oil, Gas & Consumable Fuels - 1.2%           27,477     Total SA                                      7,238,840
                                                                  4,140     Total SA "VVPR strip" (a)                            50
                                                                                                                      -------------
                                                                                                                          7,238,890
                    ---------------------------------------------------------------------------------------------------------------
                    Personal Products - 0.2%                     14,010     L'Oreal SA                                    1,232,576
                    ---------------------------------------------------------------------------------------------------------------
                    Pharmaceuticals - 0.8%                       54,328     Sanofi-Aventis                                5,161,009
                    ---------------------------------------------------------------------------------------------------------------
                    Real Estate - 0.1%                              497     Gecina SA                                        65,858
                                                                  1,426     Klepierre                                       177,573
                                                                  1,899     Unibail                                         342,415
                                                                                                                      -------------
                                                                                                                            585,846
                    ---------------------------------------------------------------------------------------------------------------
                    Semiconductors & Semiconductor               27,080     STMicroelectronics NV                           500,086
                    Equipment - 0.1%
                    ---------------------------------------------------------------------------------------------------------------
                    Software - 0.0%                               2,751     Business Objects SA (a)                         100,274
                                                                  2,644     Dassault Systemes SA                            150,992
                                                                                                                      -------------
                                                                                                                            251,266
                    ---------------------------------------------------------------------------------------------------------------
                    Textiles, Apparel & Luxury Goods - 0.2%         732     Hermes International                            184,785
                                                                 13,649     LVMH Moet Hennessy Louis Vuitton SA           1,336,259
                                                                                                                      -------------
                                                                                                                          1,521,044
                    ---------------------------------------------------------------------------------------------------------------
                    Transportation Infrastructure - 0.0%          2,239     Autoroutes du Sud de la France                  138,186
                                                                     41     Societe Des Autoroutes Paris-Rhin-Rhone           3,032
                                                                                                                      -------------
                                                                                                                            141,218
                    ---------------------------------------------------------------------------------------------------------------
                    Wireless Telecommunication                    9,915     Bouygues                                        526,143
                    Services - 0.1%
                    ---------------------------------------------------------------------------------------------------------------
                                                                            Total Common Stocks in France                54,881,405
-----------------------------------------------------------------------------------------------------------------------------------
Germany - 6.3%      Air Freight & Logistics - 0.2%               41,468     Deutsche Post AG                              1,038,281
                    ---------------------------------------------------------------------------------------------------------------
                    Airlines - 0.0%                              13,797     Deutsche Lufthansa AG                           246,608
                    ---------------------------------------------------------------------------------------------------------------
                    Auto Components - 0.1%                        7,074     Continental AG                                  777,734
                    ---------------------------------------------------------------------------------------------------------------

Master International Index Series
Schedule of Investments as of March 31, 2006                   (in U.S. dollars)

                                                                 Shares
Country             Industry                                       Held     Common Stocks                                  Value
-----------------------------------------------------------------------------------------------------------------------------------
                    Automobiles - 0.5%                           42,124     DaimlerChrysler AG                        $   2,416,291
                                                                  9,768     Volkswagen AG                                   736,554
                                                                                                                      -------------
                                                                                                                          3,152,845
                    ---------------------------------------------------------------------------------------------------------------
                    Biotechnology - 0.0%                          4,583     Qiagen NV (a)                                    67,663
                    ---------------------------------------------------------------------------------------------------------------
                    Capital Markets - 0.5%                       24,413     Deutsche Bank AG Registered Shares            2,784,478
                                                                  3,350     MLP AG                                           81,770
                                                                                                                      -------------
                                                                                                                          2,866,248
                    ---------------------------------------------------------------------------------------------------------------
                    Chemicals - 0.6%                             28,327     BASF AG                                       2,217,921
                                                                 30,403     Bayer AG                                      1,216,355
                                                                  3,726     Linde AG                                        323,073
                                                                                                                      -------------
                                                                                                                          3,757,349
                    ---------------------------------------------------------------------------------------------------------------
                    Commercial Banks - 0.2%                      32,974     Commerzbank AG                                1,312,033
                                                                  2,877     Deutsche Postbank AG                            208,479
                                                                                                                      -------------
                                                                                                                          1,520,512
                    ---------------------------------------------------------------------------------------------------------------
                    Computers & Peripherals - 0.0%                   32     Wincor Nixdorf AG                                 4,027
                    ---------------------------------------------------------------------------------------------------------------
                    Construction & Engineering - 0.0%             2,369     Hochtief AG                                     133,825
                    ---------------------------------------------------------------------------------------------------------------
                    Diversified Financial Services - 0.1%         5,948     Deutsche Boerse AG                              856,563
                    ---------------------------------------------------------------------------------------------------------------
                    Diversified Telecommunication               139,657     Deutsche Telekom AG                           2,352,573
                    Services - 0.4%
                    ---------------------------------------------------------------------------------------------------------------
                    Electric Utilities - 0.6%                    32,490     E.ON AG                                       3,570,464
                    ---------------------------------------------------------------------------------------------------------------
                    Electronic Equipment &                        2,341     Epcos AG (a)                                     30,993
                    Instruments - 0.0%
                    ---------------------------------------------------------------------------------------------------------------
                    Food & Staples Retailing - 0.1%               8,732     Metro AG                                        447,093
                    ---------------------------------------------------------------------------------------------------------------
                    Food Products - 0.0%                             61     Suedzucker AG                                     1,576
                    ---------------------------------------------------------------------------------------------------------------
                    Health Care Providers & Services - 0.1%       1,535     Celesio AG                                      145,059
                                                                  2,124     Fresenius Medical Care AG                       253,439
                                                                                                                      -------------
                                                                                                                            398,498
                    ---------------------------------------------------------------------------------------------------------------
                    Hotels, Restaurants & Leisure - 0.1%         19,656     TUI AG                                          385,346
                    ---------------------------------------------------------------------------------------------------------------
                    Industrial Conglomerates - 0.6%              39,879     Siemens AG                                    3,717,935
                                                                    860     Siemens AG (b)                                   80,126
                                                                                                                      -------------
                                                                                                                          3,798,061
                    ---------------------------------------------------------------------------------------------------------------
                    Insurance - 0.7%                             18,679     Allianz AG Registered Shares                  3,114,448
                                                                 10,845     Muenchener Rueckversicherungs AG
                                                                            Registered Shares                             1,535,524
                                                                                                                      -------------
                                                                                                                          4,649,972
                    ---------------------------------------------------------------------------------------------------------------
                    Machinery - 0.1%                              8,069     MAN AG                                          559,227
                    ---------------------------------------------------------------------------------------------------------------
                    Media - 0.0%                                  4,164     Premiere AG (a)                                  73,823
                    ---------------------------------------------------------------------------------------------------------------
                    Metals & Mining - 0.1%                       17,439     ThyssenKrupp AG                                 502,906
                    ---------------------------------------------------------------------------------------------------------------
                    Multi-Utilities - 0.3%                       19,869     RWE AG                                        1,726,882
                    ---------------------------------------------------------------------------------------------------------------
                    Multiline Retail - 0.0%                          72     KarstadtQuelle AG                                 1,691
                    ---------------------------------------------------------------------------------------------------------------
                    Personal Products - 0.0%                        531     Beiersdorf AG                                    76,469
                    ---------------------------------------------------------------------------------------------------------------
                    Pharmaceuticals - 0.2%                        4,258     Altana AG                                       263,516

Master International Index Series
Schedule of Investments as of March 31, 2006                   (in U.S. dollars)

                                                                 Shares
Country             Industry                                       Held     Common Stocks                                  Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                                  2,291     Merck KGaA                                $     217,445
                                                                 10,603     Schering AG                                   1,100,796
                                                                                                                      -------------
                                                                                                                          1,581,757
                    ---------------------------------------------------------------------------------------------------------------
                    Real Estate - 0.0%                            2,557     IVG Immobilien AG                                76,771
                    ---------------------------------------------------------------------------------------------------------------
                    Semiconductors & Semiconductor               42,540     Infineon Technologies AG (a)                    438,095
                    Equipment - 0.1%
                    ---------------------------------------------------------------------------------------------------------------
                    Software - 0.4%                              10,277     SAP AG                                        2,226,306
                    ---------------------------------------------------------------------------------------------------------------
                    Specialty Retail - 0.0%                       1,077     Douglas Holding AG                               50,648
                    ---------------------------------------------------------------------------------------------------------------
                    Textiles, Apparel & Luxury Goods - 0.2%       3,467     Adidas-Salomon AG                               684,681
                                                                  1,048     Puma AG Rudolf Dassler Sport                    396,275
                                                                                                                      -------------
                                                                                                                          1,080,956
                    ---------------------------------------------------------------------------------------------------------------
                    Thrifts & Mortgage Finance - 0.1%             6,767     Hypo Real Estate Holding AG                     463,259
                    ---------------------------------------------------------------------------------------------------------------
                                                                            Total Common Stocks in Germany               38,915,021
-----------------------------------------------------------------------------------------------------------------------------------
Greece - 0.6%       Beverages - 0.0%                              5,327     Coca-Cola Hellenic Bottling Co. SA              165,288
                    ---------------------------------------------------------------------------------------------------------------
                    Commercial Banks - 0.3%                      18,727     Alpha Bank AE                                   690,756
                                                                  8,873     EFG Eurobank Ergasias SA                        341,244
                                                                  2,906     Emporiki Bank of Greece SA                       97,061
                                                                 18,168     National Bank of Greece SA                      853,061
                                                                  4,079     Piraeus Bank SA                                 123,406
                                                                                                                      -------------
                                                                                                                          2,105,528
                    ---------------------------------------------------------------------------------------------------------------
                    Communications Equipment - 0.0%              13,744     Intracom SA                                      98,796
                    ---------------------------------------------------------------------------------------------------------------
                    Construction & Engineering - 0.0%               332     Hellenic Technodomiki Tev SA                      2,836
                                                                  9,858     Technical Olympic SA                             59,649
                                                                                                                      -------------
                                                                                                                             62,485
                    ---------------------------------------------------------------------------------------------------------------
                    Construction Materials - 0.0%                 2,682     Titan Cement Co. SA                             127,878
                    ---------------------------------------------------------------------------------------------------------------
                    Diversified Telecommunication                13,535     Hellenic Telecommunications
                    Services - 0.1%                                         Organization SA                                 298,761
                    ---------------------------------------------------------------------------------------------------------------
                    Electric Utilities - 0.0%                     5,816     Public Power Corp.                              136,542
                    ---------------------------------------------------------------------------------------------------------------
                    Hotels, Restaurants & Leisure - 0.1%             39     Hyatt Regency SA                                    530
                                                                 15,438     OPAP SA                                         589,990
                                                                                                                      -------------
                                                                                                                            590,520
                    ---------------------------------------------------------------------------------------------------------------
                    Metals & Mining - 0.0%                        4,057     Viohalco, Hellenic Copper and Aluminum
                                                                            Industry SA                                      40,848
                    ---------------------------------------------------------------------------------------------------------------
                    Oil, Gas & Consumable Fuels - 0.0%              144     Hellenic Petroleum SA                             2,053
                    ---------------------------------------------------------------------------------------------------------------
                    Specialty Retail - 0.0%                          54     Germanos SA                                       1,145
                    ---------------------------------------------------------------------------------------------------------------
                    Wireless Telecommunication                   11,074     Cosmote Mobile Telecommunications SA            255,964
                    Services - 0.1%
                    ---------------------------------------------------------------------------------------------------------------
                                                                            Total Common Stocks in Greece                 3,885,808
-----------------------------------------------------------------------------------------------------------------------------------
Hong Kong - 1.3%    Airlines - 0.0%                               4,263     Cathay Pacific Airways Ltd.                       7,471
                    ---------------------------------------------------------------------------------------------------------------
                    Commercial Banks - 0.2%                     236,900     BOC Hong Kong Holdings Ltd.                     476,251
                                                                 29,939     Bank of East Asia Ltd.                          108,222
                                                                 25,553     Hang Seng Bank Ltd.                             329,133
                                                                                                                      -------------
                                                                                                                            913,606
                    ---------------------------------------------------------------------------------------------------------------
                    Distributors - 0.0%                          50,719     Li & Fung Ltd.                                  114,381
                    ---------------------------------------------------------------------------------------------------------------

Master International Index Series
Schedule of Investments as of March 31, 2006                   (in U.S. dollars)

                                                                 Shares
Country             Industry                                       Held     Common Stocks                                  Value
-----------------------------------------------------------------------------------------------------------------------------------
                    Diversified Financial Services - 0.1%        64,000     Hong Kong Exchanges and Clearing Ltd.     $     385,987
                    ---------------------------------------------------------------------------------------------------------------
                    Diversified Telecommunication                71,195     PCCW Ltd.                                        46,333
                    Services - 0.0%
                    ---------------------------------------------------------------------------------------------------------------
                    Electric Utilities - 0.1%                    99,687     CLP Holdings Ltd.                               581,947
                                                                    500     Cheung Kong Infrastructure Holdings Ltd.          1,588
                                                                 54,500     HongKong Electric Holdings                      256,352
                                                                                                                      -------------
                                                                                                                            839,887
                    ---------------------------------------------------------------------------------------------------------------
                    Electrical Equipment - 0.0%                  87,328     Johnson Electric Holdings Ltd.                   81,590
                    ---------------------------------------------------------------------------------------------------------------
                    Electronic Equipment &                          647     Kingboard Chemical Holdings Ltd.                  1,955
                    Instruments - 0.0%
                    ---------------------------------------------------------------------------------------------------------------
                    Gas Utilities - 0.1%                        144,240     Hong Kong & China Gas                           348,525
                    ---------------------------------------------------------------------------------------------------------------
                    Hotels, Restaurants & Leisure - 0.0%         22,990     Shangri-La Asia Ltd.                             37,182
                    ---------------------------------------------------------------------------------------------------------------
                    Household Durables - 0.0%                    63,560     Techtronic Industries Co.                       114,263
                    ---------------------------------------------------------------------------------------------------------------
                    Industrial Conglomerates - 0.2%             123,176     Hutchison Whampoa Ltd.                        1,129,400
                    ---------------------------------------------------------------------------------------------------------------
                    Marine - 0.0%                                   557     Orient Overseas International Ltd.                1,884
                    ---------------------------------------------------------------------------------------------------------------
                    Media - 0.0%                                 32,025     SCMP Group Ltd.                                  11,452
                    ---------------------------------------------------------------------------------------------------------------
                    Real Estate - 0.5%                           70,835     Cheung Kong Holdings Ltd.                       750,811
                                                                 14,000     Hang Lung Properties Ltd.                        26,611
                                                                 58,491     Henderson Land Development Co., Ltd.            324,119
                                                                    791     Hysan Development Company Ltd.                    2,253
                                                                    500     Kerry Properties Ltd.                             1,830
                                                                165,914     The Link REIT (a)                               359,202
                                                                188,484     New World Development Ltd.                      330,339
                                                                 48,421     Sino Land Co.                                    69,575
                                                                 80,324     Sun Hung Kai Properties Ltd.                    815,677
                                                                 53,577     Swire Pacific Ltd. Class A                      524,388
                                                                 52,107     Wharf Holdings Ltd.                             191,376
                                                                                                                      -------------
                                                                                                                          3,396,181
                    ---------------------------------------------------------------------------------------------------------------
                    Road & Rail - 0.0%                           22,500     MTR Corp.                                        50,742
                    ---------------------------------------------------------------------------------------------------------------
                    Semiconductors & Semiconductor                4,504     ASM Pacific Technology                           26,874
                    Equipment - 0.0%                            400,000     Solomon Systech International Ltd.              193,303
                                                                                                                      -------------
                                                                                                                            220,177
                    ---------------------------------------------------------------------------------------------------------------
                    Specialty Retail - 0.1%                      48,500     Esprit Holdings Ltd.                            377,507
                                                                122,394     Giordano International Ltd.                      67,823
                                                                                                                      -------------
                                                                                                                            445,330
                    ---------------------------------------------------------------------------------------------------------------
                    Textiles, Apparel & Luxury Goods - 0.0%      61,353     Texwinca Holdings Ltd.                           47,043
                    ---------------------------------------------------------------------------------------------------------------
                    Transportation Infrastructure - 0.0%         18,349     Hopewell Holdings                                53,204
                    ---------------------------------------------------------------------------------------------------------------
                    Wireless Telecommunication                   45,647     Hutchison Telecommunications
                    Services - 0.0%                                         International Ltd. (a)                           77,943
                    ---------------------------------------------------------------------------------------------------------------
                                                                            Total Common Stocks in Hong Kong              8,324,536
-----------------------------------------------------------------------------------------------------------------------------------
Ireland - 0.8%      Airlines - 0.0%                              27,680     Ryanair Holdings Plc (a)                        259,938
                    ---------------------------------------------------------------------------------------------------------------
                    Beverages - 0.0%                              9,405     C&C Group Plc                                    63,736
                    ---------------------------------------------------------------------------------------------------------------
                    Building Products - 0.0%                        164     Kingspan Group Plc                                2,495
                    ---------------------------------------------------------------------------------------------------------------

Master International Index Series
Schedule of Investments as of March 31, 2006                   (in U.S. dollars)

                                                                 Shares
Country             Industry                                       Held     Common Stocks                                  Value
-----------------------------------------------------------------------------------------------------------------------------------
                    Commercial Banks - 0.4%                      41,721     Allied Irish Banks Plc                    $     994,631
                                                                 26,151     Bank of Ireland                                 484,196
                                                                 27,441     Bank of Ireland                                 509,741
                                                                 14,105     Depfa Bank Plc                                  250,918
                                                                                                                      -------------
                                                                                                                          2,239,486
                    ---------------------------------------------------------------------------------------------------------------
                    Construction Materials - 0.2%                   936     CRH Plc                                          32,712
                                                                 28,572     CRH Plc                                         995,805
                                                                                                                      -------------
                                                                                                                          1,028,517
                    ---------------------------------------------------------------------------------------------------------------
                    Diversified Telecommunication                36,677     Eircom Group Plc                                 94,540
                    Services - 0.0%
                    ---------------------------------------------------------------------------------------------------------------
                    Food & Staples Retailing - 0.0%                 325     Fyffes Plc                                          865
                    ---------------------------------------------------------------------------------------------------------------
                    Food Products - 0.0%                         21,142     Greencore Group Plc                              98,503
                                                                    119     Iaws Group Plc                                    2,061
                                                                  4,579     Kerry Group Plc                                 109,829
                                                                                                                      -------------
                                                                                                                            210,393
                    ---------------------------------------------------------------------------------------------------------------
                    Hotels, Restaurants & Leisure - 0.0%            133     Paddy Power Plc                                   2,125
                    ---------------------------------------------------------------------------------------------------------------
                    Household Durables - 0.0%                    61,080     Waterford Wedgwood Plc (a)                        3,696
                    ---------------------------------------------------------------------------------------------------------------
                    Industrial Conglomerates - 0.0%               2,960     DCC Plc                                          68,776
                    ---------------------------------------------------------------------------------------------------------------
                    Insurance - 0.1%                             12,201     Irish Life & Permanent Plc                      292,349
                    ---------------------------------------------------------------------------------------------------------------
                    Media - 0.1%                                105,825     Independent News & Media Plc                    341,933
                    ---------------------------------------------------------------------------------------------------------------
                    Pharmaceuticals - 0.0%                       14,873     Elan Corp. Plc (a)                              214,184
                    ---------------------------------------------------------------------------------------------------------------
                    Trading Companies & Distributors - 0.0%       3,056     Grafton Group Plc                                40,052
                    ---------------------------------------------------------------------------------------------------------------
                                                                            Total Common Stocks in Ireland                4,863,085
-----------------------------------------------------------------------------------------------------------------------------------
Italy - 3.4%        Aerospace & Defense - 0.1%                   15,005     Finmeccanica SpA                                340,415
                    ---------------------------------------------------------------------------------------------------------------
                    Automobiles - 0.1%                           35,939     Fiat SpA                                        452,054
                    ---------------------------------------------------------------------------------------------------------------
                    Capital Markets - 0.1%                       10,116     Banca Fideuram SpA                               58,064
                                                                 25,049     Mediobanca SpA                                  536,543
                                                                 15,991     Mediolanum SpA                                  126,792
                                                                                                                      -------------
                                                                                                                            721,399
                    ---------------------------------------------------------------------------------------------------------------
                    Commercial Banks - 1.2%                       6,522     Banca Antonveneta SpA                           209,155
                                                                185,959     Banca Intesa SpA                              1,109,444
                                                                 33,786     Banca Intesa SpA (RNC)                          190,939
                                                                 48,350     Banca Monte dei Paschi di Siena SpA             272,076
                                                                 79,159     Banca Nazionale del Lavoro SpA                  279,721
                                                                 15,537     Banca Popolare di Milano Scrl                   183,227
                                                                 15,203     Banche Popolari Unite Scrl                      368,144
                                                                 12,894     Banco Popolare di Verona e Novara Scrl          340,630
                                                                 77,269     Capitalia SpA                                   641,462
                                                                 64,134     Sanpaolo IMI SpA                              1,146,564
                                                                390,988     UniCredito Italiano SpA                       2,825,690
                                                                                                                      -------------
                                                                                                                          7,567,052
                    ---------------------------------------------------------------------------------------------------------------

Master International Index Series
Schedule of Investments as of March 31, 2006                   (in U.S. dollars)

                                                                 Shares
Country             Industry                                       Held     Common Stocks                                  Value
-----------------------------------------------------------------------------------------------------------------------------------
                    Construction Materials - 0.0%                 5,165     Italcementi SpA                           $     123,571
                    ---------------------------------------------------------------------------------------------------------------
                    Diversified Telecommunication               573,184     Telecom Italia SpA                            1,669,596
                    Services - 0.4%                             249,112     Telecom Italia SpA (RNC)                        662,619
                                                                                                                      -------------
                                                                                                                          2,332,215
                    ---------------------------------------------------------------------------------------------------------------
                    Electric Utilities - 0.4%                   229,009     Enel SpA                                      1,934,413
                                                                104,417     Terna SpA                                       274,203
                                                                                                                      -------------
                                                                                                                          2,208,616
                    ---------------------------------------------------------------------------------------------------------------
                    Gas Utilities - 0.0%                         64,122     Snam Rete Gas SpA                               282,998
                    ---------------------------------------------------------------------------------------------------------------
                    Hotels, Restaurants & Leisure - 0.0%          4,344     Autogrill SpA                                    64,355
                                                                     30     Lottomatica SpA                                   1,271
                                                                                                                      -------------
                                                                                                                             65,626
                    ---------------------------------------------------------------------------------------------------------------
                    Industrial Conglomerates - 0.0%             111,348     Pirelli & C SpA                                 106,047
                    ---------------------------------------------------------------------------------------------------------------
                    Insurance - 0.4%                             27,996     Alleanza Assicurazioni SpA                      332,697
                                                                 49,986     Assicurazioni Generali SpA                    1,880,055
                                                                                                                      -------------
                                                                                                                          2,212,752
                    ---------------------------------------------------------------------------------------------------------------
                    Internet Software & Services - 0.0%          47,194     Telecom Italia Media SpA                         25,443
                                                                 27,781     Tiscali SpA (a)                                  90,436
                                                                                                                      -------------
                                                                                                                            115,879
                    ---------------------------------------------------------------------------------------------------------------
                    Media - 0.1%                                  4,824     Arnoldo Mondadori Editore SpA                    47,257
                                                                 12,573     Gruppo Editoriale L'Espresso SpA                 65,852
                                                                 42,756     Mediaset SpA                                    502,927
                                                                159,516     Seat Pagine Gialle SpA                           76,231
                                                                                                                      -------------
                                                                                                                            692,267
                    ---------------------------------------------------------------------------------------------------------------
                    Oil, Gas & Consumable Fuels - 0.5%          107,890     ENI SpA                                       3,065,635
                                                                  4,687     ENI SpA (b)                                     267,065
                                                                                                                      -------------
                                                                                                                          3,332,700
                    ---------------------------------------------------------------------------------------------------------------
                    Textiles, Apparel & Luxury Goods - 0.0%       4,915     Benetton Group SpA                               73,255
                                                                  9,183     Bulgari SpA                                     110,351
                                                                  4,509     Luxottica Group SpA                             124,083
                                                                                                                      -------------
                                                                                                                            307,689
                    ---------------------------------------------------------------------------------------------------------------
                    Transportation Infrastructure - 0.1%         18,274     Autostrade SpA                                  451,355
                    ---------------------------------------------------------------------------------------------------------------
                                                                            Total Common Stocks in Italy                 21,312,635
-----------------------------------------------------------------------------------------------------------------------------------
Japan - 22.8%       Air Freight & Logistics - 0.1%               21,000     Yamato Transport Co., Ltd.                      428,935
                    ---------------------------------------------------------------------------------------------------------------
                    Airlines - 0.0%                               1,000     All Nippon Airways Co., Ltd.                      3,636
                                                                 27,000     Japan Airlines Corp.                             70,481
                                                                                                                      -------------
                                                                                                                             74,117
                    ---------------------------------------------------------------------------------------------------------------
                    Auto Components - 0.5%                        9,200     Aisin Seiki Co., Ltd.                           357,115
                                                                 25,000     Bridgestone Corp.                               520,171
                                                                 30,700     Denso Corp.                                   1,209,891
                                                                  8,000     NGK Spark Plug Co., Ltd.                        186,117

Master International Index Series
Schedule of Investments as of March 31, 2006                   (in U.S. dollars)

                                                                 Shares
Country             Industry                                       Held     Common Stocks                                  Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                                  6,500     NOK Corp.                                 $     174,633
                                                                 27,000     Sanden Corp.                                    118,535
                                                                 12,100     Stanley Electric Co., Ltd.                      257,403
                                                                    900     Toyoda Gosei Co., Ltd.                           19,680
                                                                  7,400     Toyota Industries Corp.                         301,670
                                                                                                                      -------------
                                                                                                                          3,145,215
                    ---------------------------------------------------------------------------------------------------------------
                    Automobiles - 1.9%                           42,400     Honda Motor Co., Ltd.                         2,619,680
                                                                101,500     Nissan Motor Co., Ltd.                        1,202,619
                                                                143,700     Toyota Motor Corp.                            7,831,096
                                                                  8,400     Yamaha Motor Co., Ltd.                          207,170
                                                                                                                      -------------
                                                                                                                         11,860,565
                    ---------------------------------------------------------------------------------------------------------------
                    Beverages - 0.1%                              9,000     Asahi Breweries Ltd.                            127,384
                                                                    100     Coca-Cola West Japan Co., Ltd.                    2,369
                                                                  6,300     ITO EN, Ltd.                                    219,985
                                                                 30,000     Kirin Brewery Co., Ltd.                         407,323
                                                                 25,000     Sapporo Holdings Ltd.                           130,520
                                                                 12,000     Takara Holdings, Inc.                            73,227
                                                                                                                      -------------
                                                                                                                            960,808
                    ---------------------------------------------------------------------------------------------------------------
                    Building Products - 0.3%                     40,100     Asahi Glass Co., Ltd.                           597,813
                                                                  2,000     Central Glass Co., Ltd.                          11,560
                                                                 13,300     Daikin Industries Ltd.                          464,412
                                                                 10,200     JS Group Corp.                                  218,713
                                                                 22,000     Nippon Sheet Glass Co., Ltd.                    122,315
                                                                 28,000     Sanwa Shutter Corp.                             182,965
                                                                  9,000     Toto Ltd.                                        83,371
                                                                                                                      -------------
                                                                                                                          1,681,149
                    ---------------------------------------------------------------------------------------------------------------
                    Capital Markets - 0.7%                       73,000     Daiwa Securities Group, Inc.                    976,922
                                                                     89     E*Trade Securities Co., Ltd.                    204,416
                                                                  1,000     Jafco Co., Ltd. (a)                              75,261
                                                                 10,600     Matsui Securities Co., Ltd. (a)                 146,616
                                                                  6,000     Mitsubishi UFJ Securities Co. (a)                96,110
                                                                 33,500     Nikko Cordial Corp.                             553,649
                                                                 97,500     Nomura Holdings, Inc.                         2,169,146
                                                                    300     Shinko Securities Co., Ltd.                       1,660
                                                                    471     Softbank Investments Corp.                      265,858
                                                                                                                      -------------
                                                                                                                          4,489,638
                    ---------------------------------------------------------------------------------------------------------------
                    Chemicals - 1.1%                             49,000     Asahi Kasei Corp.                               348,428
                                                                  3,000     Daicel Chemical Industries Ltd.                  25,197
                                                                 28,000     Dainippon Ink and Chemicals, Inc.               103,941
                                                                  3,000     Denki Kagaku Kogyo Kabushiki Kaisha              13,374

Master International Index Series
Schedule of Investments as of March 31, 2006                   (in U.S. dollars)

                                                                 Shares
Country             Industry                                       Held     Common Stocks                                  Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                                  2,300     Hitachi Chemical Co., Ltd.                $      65,887
                                                                 58,000     Ishihara Sangyo Kaisha Ltd.                     108,145
                                                                  4,000     JSR Corp.                                       118,654
                                                                 13,000     Kaneka Corp.                                    155,462
                                                                 23,000     Kuraray Co., Ltd.                               269,786
                                                                 57,000     Mitsubishi Chemical Holdings Corp.              350,725
                                                                 17,000     Mitsubishi Gas Chemical Co., Inc.               206,899
                                                                 45,000     Mitsubishi Rayon Co., Ltd.                      367,658
                                                                 34,000     Mitsui Chemicals, Inc.                          249,547
                                                                 29,000     Nippon Kayaku Co., Ltd.                         256,106
                                                                 11,000     Nissan Chemical Industries Ltd.                 186,270
                                                                  7,610     Nitto Denko Corp.                               644,325
                                                                 20,000     Shin-Etsu Chemical Co., Ltd.                  1,083,143
                                                                 94,000     Showa Denko KK                                  416,662
                                                                 13,000     Sumitomo Bakelite Co., Ltd.                     117,451
                                                                 52,000     Sumitomo Chemical Co., Ltd.                     422,205
                                                                 58,000     Teijin Ltd.                                     384,897
                                                                 24,000     Tokuyama Corp.                                  406,001
                                                                 61,700     Toray Industries, Inc.                          504,100
                                                                 35,000     Tosoh Corp.                                     174,422
                                                                 53,000     Ube Industries Ltd.                             155,869
                                                                                                                      -------------
                                                                                                                          7,135,154
                    ---------------------------------------------------------------------------------------------------------------
                    Commercial Banks - 2.9%                      11,000     The 77 Bank Ltd.                                 84,558
                                                                 29,000     The Bank of Fukuoka Ltd.                        244,063
                                                                 73,000     The Bank of Yokohama Ltd.                       596,423
                                                                 53,000     The Chiba Bank Ltd.                             470,303
                                                                 12,000     The Gunma Bank Ltd.                              90,516
                                                                 43,100     Hokuhoku Financial Group, Inc.                  188,852
                                                                 21,000     The Joyo Bank Ltd.                              147,724
                                                                    422     Mitsubishi UFJ Financial Group, Inc.          6,437,834
                                                                 22,000     Mitsui Trust Holdings, Inc.                     320,892
                                                                    478     Mizuho Financial Group, Inc.                  3,901,297
                                                                 16,000     The Nishi-Nippon City Bank Ltd.                  87,058
                                                                    234     Resona Holdings, Inc. (a)                       803,204
                                                                 64,000     Shinsei Bank Ltd.                               446,953
                                                                 24,000     The Shizuoka Bank Ltd.                          241,648
                                                                    290     Sumitomo Mitsui Financial Group, Inc.         3,195,186
                                                                 53,000     The Sumitomo Trust & Banking Co., Ltd.          611,798
                                                                  4,000     Suruga Bank Ltd.                                 53,937
                                                                                                                      -------------
                                                                                                                         17,922,246
                    ---------------------------------------------------------------------------------------------------------------

Master International Index Series
Schedule of Investments as of March 31, 2006                   (in U.S. dollars)

                                                                 Shares
Country             Industry                                       Held     Common Stocks                                  Value
-----------------------------------------------------------------------------------------------------------------------------------
                    Commercial Services & Supplies - 0.2%        25,000     Dai Nippon Printing Co., Ltd.             $     451,309
                                                                    214     The Goodwill Group, Inc.                        199,508
                                                                  4,600     Kokuyo Co., Ltd.                                 69,240
                                                                    600     Meitec Corp.                                     19,680
                                                                 11,000     Secom Co., Ltd.                                 561,234
                                                                 15,000     Toppan Printing Co., Ltd.                       207,475
                                                                                                                      -------------
                                                                                                                          1,508,446
                    ---------------------------------------------------------------------------------------------------------------
                    Communications Equipment - 0.0%               7,000     Uniden Corp.                                    112,009
                    ---------------------------------------------------------------------------------------------------------------
                    Computers & Peripherals - 0.5%              109,000     Fujitsu Ltd.                                    917,340
                                                                 12,100     Mitsumi Electric Company, Ltd.                  157,826
                                                                110,000     NEC Corp.                                       770,998
                                                                  4,200     Seiko Epson Corp.                               115,688
                                                                174,000     Toshiba Corp.                                 1,008,696
                                                                                                                      -------------
                                                                                                                          2,970,548
                    ---------------------------------------------------------------------------------------------------------------
                    Construction & Engineering - 0.3%             8,457     COMSYS Holdings Corp.                           120,487
                                                                 10,000     Chiyoda Corp.                                   232,223
                                                                 15,000     JGC Corp.                                       294,305
                                                                 43,800     Kajima Corp.                                    272,845
                                                                  8,000     Kinden Corp.                                     72,345
                                                                 38,000     Nishimatsu Construction Co., Ltd.               155,233
                                                                 24,000     Obayashi Corp.                                  194,864
                                                                 14,000     Okumura Corp.                                    76,888
                                                                 16,000     Shimizu Corp.                                   116,213
                                                                 50,000     Taisei Corp.                                    239,003
                                                                  3,000     Toda Corp.                                       13,425
                                                                                                                      -------------
                                                                                                                          1,787,831
                    ---------------------------------------------------------------------------------------------------------------
                    Construction Materials - 0.0%                32,000     Sumitomo Osaka Cement Co., Ltd.                 116,349
                                                                 44,000     Taiheiyo Cement Corp.                           212,187
                                                                                                                      -------------
                                                                                                                            328,536
                    ---------------------------------------------------------------------------------------------------------------
                    Consumer Finance - 0.5%                       3,000     Acom Co., Ltd.                                  175,693
                                                                  1,400     Aeon Credit Service Co., Ltd.                    42,241
                                                                  5,200     Aiful Corp.                                     343,317
                                                                 10,000     Credit Saison Co., Ltd.                         551,742
                                                                    100     Hitachi Capital Corp.                             1,996
                                                                  3,900     ORIX Corp.                                    1,211,416
                                                                  3,400     Promise Co., Ltd.                               205,170
                                                                  5,220     Takefuji Corp.                                  327,826
                                                                                                                      -------------
                                                                                                                          2,859,401
                    ---------------------------------------------------------------------------------------------------------------
                    Containers & Packaging - 0.0%                 4,900     Toyo Seikan Kaisha Ltd.                          88,664
                    ---------------------------------------------------------------------------------------------------------------
                    Diversified Consumer Services - 0.0%          1,900     Benesse Corp.                                    67,633
                    ---------------------------------------------------------------------------------------------------------------

Master International Index Series
Schedule of Investments as of March 31, 2006                   (in U.S. dollars)

                                                                 Shares
Country             Industry                                       Held     Common Stocks                                  Value
-----------------------------------------------------------------------------------------------------------------------------------
                    Diversified Telecommunication                   222     Nippon Telegraph & Telephone Corp.        $     950,165
                    Services - 0.1%
                    ---------------------------------------------------------------------------------------------------------------
                    Electric Utilities - 0.6%                    37,400     Chubu Electric Power Co., Inc.                  935,079
                                                                  5,800     Hokkaido Electric Power Co., Inc.               124,121
                                                                 30,700     The Kansai Electric Power Co., Inc.             680,401
                                                                 15,900     Kyushu Electric Power Co., Inc.                 357,780
                                                                 16,700     Tohoku Electric Power Co., Inc.                 360,213
                                                                 63,900     The Tokyo Electric Power Co., Inc.            1,589,512
                                                                                                                      -------------
                                                                                                                          4,047,106
                    ---------------------------------------------------------------------------------------------------------------
                    Electrical Equipment - 0.3%                     800     Fuji Electric Holdings Co., Ltd.                  4,353
                                                                 19,000     Fujikura Ltd.                                   214,654
                                                                 42,000     Furukawa Electric Co., Ltd.                     347,419
                                                                 12,873     Matsushita Electric Works Ltd.                  154,162
                                                                 89,000     Mitsubishi Electric Corp.                       753,547
                                                                 26,900     Sumitomo Electric Industries Ltd.               425,193
                                                                  2,800     Ushio, Inc.                                      66,565
                                                                                                                      -------------
                                                                                                                          1,965,893
                    ---------------------------------------------------------------------------------------------------------------
                    Electronic Equipment &                       11,100     Alps Electric Co., Ltd.                         178,462
                    Instruments - 1.0%                           18,000     Anritsu Corp.                                   112,891
                                                                 15,600     Citizen Watch Co., Ltd.                         146,890
                                                                 14,000     Dainippon Screen Manufacturing Co., Ltd.        147,962
                                                                  1,400     Hirose Electric Co., Ltd.                       196,373
                                                                154,000     Hitachi Ltd.                                  1,087,228
                                                                 18,400     Hoya Corp.                                      740,741
                                                                  4,500     Ibiden Co., Ltd.                                226,926
                                                                  1,110     Keyence Corp.                                   287,872
                                                                  9,400     Kyocera Corp.                                   830,138
                                                                  1,100     Mabuchi Motor Co., Ltd.                          56,496
                                                                  8,200     Murata Manufacturing Co., Ltd.                  553,894
                                                                  3,600     Nidec Corp.                                     294,737
                                                                  6,000     Nippon Electric Glass Co.                       148,996
                                                                 31,000     Oki Electric Industry Co., Ltd.                  98,788
                                                                  9,300     Omron Corp.                                     266,412
                                                                  7,100     TDK Corp.                                       533,749
                                                                  3,200     Yokogawa Electric Corp.                          56,818
                                                                                                                      -------------
                                                                                                                          5,965,373
                    ---------------------------------------------------------------------------------------------------------------
                    Food & Staples Retailing - 0.4%              29,700     Aeon Co., Ltd.                                  718,650
                                                                    100     Circle K Sunkus Co., Ltd.                         2,415
                                                                  3,600     FamilyMart Co., Ltd.                            112,586
                                                                  2,200     Lawson, Inc.                                     82,600
                                                                  3,000     Matsumotokiyoshi Co., Ltd.                       85,685

Master International Index Series
Schedule of Investments as of March 31, 2006                   (in U.S. dollars)

                                                                 Shares
Country             Industry                                       Held     Common Stocks                                  Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                                 38,100     Seven & I Holdings Co. Ltd.               $   1,504,755
                                                                  4,000     UNY Co., Ltd.                                    63,836
                                                                                                                      -------------
                                                                                                                          2,570,527
                    ---------------------------------------------------------------------------------------------------------------
                    Food Products - 0.2%                         41,000     Ajinomoto Co., Inc.                             436,791
                                                                  4,400     Ariake Japan Co., Ltd.                          130,892
                                                                    200     Katokichi Co., Ltd.                               1,365
                                                                  3,000     Kikkoman Corp.                                   33,664
                                                                 37,000     Nichirei Corp.                                  179,058
                                                                  2,000     Nippon Meat Packers, Inc.                        20,900
                                                                 11,000     Nisshin Seifun Group, Inc.                      112,154
                                                                  4,900     Nissin Food Products Co., Ltd.                  151,165
                                                                    300     QP Corp.                                          3,028
                                                                  3,000     Yakult Honsha Co., Ltd.                          71,828
                                                                  6,000     Yamazaki Baking Co., Ltd.                        46,834
                                                                                                                      -------------
                                                                                                                          1,187,679
                    ---------------------------------------------------------------------------------------------------------------
                    Gas Utilities - 0.2%                         80,000     Osaka Gas Co., Ltd.                             290,194
                                                                148,000     Tokyo Gas Co., Ltd.                             645,987
                                                                                                                      -------------
                                                                                                                            936,181
                    ---------------------------------------------------------------------------------------------------------------
                    Health Care Equipment & Supplies - 0.1%       6,000     Olympus Corp.                                   175,947
                                                                  5,500     Terumo Corp.                                    180,397
                                                                                                                      -------------
                                                                                                                            356,344
                    ---------------------------------------------------------------------------------------------------------------
                    Health Care Providers & Services - 0.0%         200     Mediceo Paltac Holdings Co. Ltd.                  3,227
                                                                    200     Nichii Gakkan Co.                                 4,628
                                                                    900     Suzuken Co., Ltd.                                28,146
                                                                                                                      -------------
                                                                                                                             36,001
                    ---------------------------------------------------------------------------------------------------------------
                    Hotels, Restaurants & Leisure - 0.0%          1,800     Oriental Land Co., Ltd.                         104,195
                                                                  1,900     Skylark Co., Ltd.                                33,897
                                                                                                                      -------------
                                                                                                                            138,092
                    ---------------------------------------------------------------------------------------------------------------
                    Household Durables - 1.2%                     2,200     Casio Computer Co., Ltd.                         39,063
                                                                  1,900     Daito Trust Construction Co., Ltd.               98,873
                                                                 13,000     Daiwa House Industry Co., Ltd.                  224,765
                                                                    900     Makita Corp.                                     27,689
                                                                105,000     Matsushita Electric Industrial Co., Ltd.      2,327,104
                                                                 16,700     Pioneer Corp.                                   269,204
                                                                120,000     Sanyo Electric Co., Ltd. (a)                    328,502
                                                                 19,000     Sekisui Chemical Co., Ltd.                      160,548
                                                                 35,000     Sekisui House Ltd.                              520,892
                                                                 50,000     Sharp Corp.                                     883,549
                                                                 52,300     Sony Corp.                                    2,415,756
                                                                                                                      -------------
                                                                                                                          7,295,945
                    ---------------------------------------------------------------------------------------------------------------

Master International Index Series
Schedule of Investments as of March 31, 2006                   (in U.S. dollars)

                                                                 Shares
Country             Industry                                       Held     Common Stocks                                  Value
-----------------------------------------------------------------------------------------------------------------------------------
                    Household Products - 0.1%                    30,000     Kao Corp.                                 $     788,202
                                                                  2,200     Uni-Charm Corp.                                 107,772
                                                                                                                      -------------
                                                                                                                            895,974
                    ---------------------------------------------------------------------------------------------------------------
                    IT Services - 0.1%                            3,000     CSK Holdings Corp.                              148,741
                                                                    400     Itochu Techno-Science Corp.                      15,730
                                                                     44     NET One Systems Co., Ltd.                        90,245
                                                                     53     NTT Data Corp.                                  254,242
                                                                  1,400     Nomura Research Institute Ltd.                  171,218
                                                                     90     Obic Co., Ltd.                                   18,932
                                                                    500     TIS, Inc.                                        13,476
                                                                                                                      -------------
                                                                                                                            712,584
                    ---------------------------------------------------------------------------------------------------------------
                    Independent Power Producers &                 8,600     Electric Power Development Co.                  271,870
                    Energy Traders - 0.0%
                    ---------------------------------------------------------------------------------------------------------------
                    Insurance - 0.6%                                 69     Millea Holdings, Inc.                         1,362,573
                                                                 71,000     Mitsui Sumitomo Insurance Co., Ltd.             963,395
                                                                 48,800     Sompo Japan Insurance, Inc.                     706,006
                                                                 10,000     T&D Holdings, Inc.                              779,727
                                                                                                                      -------------
                                                                                                                          3,811,701
                    ---------------------------------------------------------------------------------------------------------------
                    Internet & Catalog Retail - 0.1%                381     Rakuten, Inc.                                   345,512
                    ---------------------------------------------------------------------------------------------------------------
                    Internet Software & Services - 0.3%             187     eAccess Ltd.                                    144,224
                                                                     97     Index Corp.                                     203,882
                                                                 41,900     Softbank Corp. (a)                            1,225,146
                                                                    484     Yahoo! Japan Corp.                              294,527
                                                                                                                      -------------
                                                                                                                          1,867,779
                    ---------------------------------------------------------------------------------------------------------------
                    Leisure Equipment & Products - 0.3%          30,000     Fuji Photo Film Co., Ltd.                       999,237
                                                                 11,200     Namco Bandai Holdings, Inc.                     153,016
                                                                  6,000     Nikon Corp.                                     107,297
                                                                  1,300     Sankyo Co., Ltd. (Gunma)                         89,245
                                                                  9,032     Sega Sammy Holdings, Inc.                       365,904
                                                                  3,200     Shimano, Inc.                                    96,008
                                                                  6,400     Yamaha Corp.                                    112,823
                                                                                                                      -------------
                                                                                                                          1,923,530
                    ---------------------------------------------------------------------------------------------------------------
                    Machinery - 1.0%                             19,000     Amada Co., Ltd.                                 206,763
                                                                  9,300     Amano Corp.                                     161,581
                                                                 40,000     Ebara Corp.                                     250,869
                                                                  7,900     Fanuc Ltd.                                      758,598
                                                                  5,000     Hino Motors Ltd.                                 31,359
                                                                    100     Hitachi Construction Machinery Co., Ltd.          2,627
                                                                 85,000     Ishikawajima-Harima Heavy
                                                                            Industries Co., Ltd.                            268,709
                                                                  7,400     JTEKT Corp.                                     147,385
                                                                 92,000     Kawasaki Heavy Industries Ltd.                  322,027

Master International Index Series
Schedule of Investments as of March 31, 2006                   (in U.S. dollars)

                                                                 Shares
Country             Industry                                       Held     Common Stocks                                  Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                                 50,000     Komatsu Ltd.                              $     951,352
                                                                 44,000     Kubota Corp.                                    473,599
                                                                  2,800     Kurita Water Industries Ltd.                     59,802
                                                                 23,000     Minebea Co., Ltd.                               158,480
                                                                189,200     Mitsubishi Heavy Industries Ltd.                897,974
                                                                 46,000     Mitsui Engineering & Shipbuilding
                                                                            Co., Ltd.                                       148,928
                                                                  3,000     NGK Insulators Ltd.                              43,961
                                                                 14,000     NSK Ltd.                                        121,265
                                                                 15,000     NTN Corp.                                       118,612
                                                                  2,500     SMC Corp.                                       388,592
                                                                 30,000     Sumitomo Heavy Industries Ltd.                  287,567
                                                                  3,600     THK Co., Ltd.                                   115,332
                                                                  8,000     Takuma Co., Ltd.                                 64,819
                                                                                                                      -------------
                                                                                                                          5,980,201
                    ---------------------------------------------------------------------------------------------------------------
                    Marine - 0.2%                                39,000     Kawasaki Kisen Kaisha Ltd.                      229,723
                                                                 70,000     Mitsui OSK Lines Ltd.                           472,243
                                                                 45,000     Nippon Yusen Kabushiki Kaisha                   274,218
                                                                                                                      -------------
                                                                                                                            976,184
                    ---------------------------------------------------------------------------------------------------------------
                    Media - 0.1%                                    600     Asatsu-DK, Inc.                                  20,900
                                                                     86     Dentsu, Inc.                                    311,230
                                                                     59     Fuji Television Network, Inc.                   147,012
                                                                  4,600     Toho Co., Ltd.                                   88,499
                                                                  3,700     Tokyo Broadcasting System, Inc.                  99,093
                                                                                                                      -------------
                                                                                                                            666,734
                    ---------------------------------------------------------------------------------------------------------------
                    Metals & Mining - 0.9%                       26,000     Daido Steel Co., Ltd.                           263,327
                                                                  7,000     Dowa Mining Co., Ltd.                            83,355
                                                                 32,400     JFE Holdings, Inc.                            1,304,348
                                                                 91,000     Kobe Steel Ltd.                                 344,750
                                                                 80,000     Mitsubishi Materials Corp.                      426,477
                                                                 21,000     Mitsui Mining & Smelting Co., Ltd.              146,657
                                                                    800     Nippon Light Metal Co., Ltd.                      2,204
                                                                354,000     Nippon Steel Corp. (a)                        1,368,116
                                                                 39,000     Nisshin Steel Co., Ltd.                         134,859
                                                                202,000     Sumitomo Metal Industries Ltd.                  864,565
                                                                 36,000     Sumitomo Metal Mining Co., Ltd.                 500,992
                                                                                                                      -------------
                                                                                                                          5,439,650
                    ---------------------------------------------------------------------------------------------------------------
                    Multiline Retail - 0.2%                       8,000     Daimaru, Inc.                                   117,569
                                                                  6,000     Hankyu Department Stores                         55,378
                                                                  9,700     Isetan Co., Ltd.                                210,870
                                                                 12,100     Marui Co., Ltd.                                 238,431

Master International Index Series
Schedule of Investments as of March 31, 2006                   (in U.S. dollars)

                                                                 Shares
Country             Industry                                       Held     Common Stocks                                  Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                                 39,000     Mitsukoshi Ltd.                           $     249,555
                                                                  1,700     Ryohin Keikaku Co., Ltd.                        142,207
                                                                 24,000     Takashimaya Co., Ltd.                           364,912
                                                                                                                      -------------
                                                                                                                          1,378,922
                    ---------------------------------------------------------------------------------------------------------------
                    Office Electronics - 0.6%                    42,000     Canon, Inc.                                   2,772,947
                                                                 24,000     Konica Minolta Holdings, Inc.                   305,517
                                                                 34,000     Ricoh Co., Ltd.                                 662,768
                                                                                                                      -------------
                                                                                                                          3,741,232
                    ---------------------------------------------------------------------------------------------------------------
                    Oil, Gas & Consumable Fuels - 0.2%                9     INPEX Corp.                                      75,629
                                                                 21,000     Nippon Mining Holdings, Inc.                    176,735
                                                                 61,000     Nippon Oil Corp.                                477,185
                                                                  5,600     Showa Shell Sekiyu KK                            63,409
                                                                 16,000     Teikoku Oil Co., Ltd.                           192,287
                                                                  9,000     TonenGeneral Sekiyu KK                           91,381
                                                                                                                      -------------
                                                                                                                          1,076,626
                    ---------------------------------------------------------------------------------------------------------------
                    Paper & Forest Products - 0.1%                   36     Nippon Paper Group, Inc.                        155,301
                                                                 50,000     OJI Paper Co., Ltd.                             306,806
                                                                                                                      -------------
                                                                                                                            462,107
                    ---------------------------------------------------------------------------------------------------------------
                    Personal Products - 0.1%                      5,700     Aderans Co., Ltd.                               167,150
                                                                 10,000     Shiseido Co., Ltd.                              185,609
                                                                                                                      -------------
                                                                                                                            352,759
                    ---------------------------------------------------------------------------------------------------------------
                    Pharmaceuticals - 1.1%                       31,600     Astellas Pharma, Inc.                         1,197,152
                                                                 22,600     Chugai Pharmaceutical Co., Ltd.                 408,941
                                                                 37,800     Daiichi Sankyo Co. Ltd.                         860,183
                                                                  9,700     Eisai Co., Ltd.                                 421,739
                                                                 10,000     Kaken Pharmaceutical Co., Ltd.                   83,566
                                                                 10,000     Kyowa Hakko Kogyo Co., Ltd.                      72,888
                                                                  5,100     Santen Pharmaceutical Co., Ltd.                 120,163
                                                                 22,000     Shionogi & Co., Ltd.                            360,047
                                                                  6,000     Taisho Pharmaceutical Co., Ltd.                 120,519
                                                                 48,100     Takeda Pharmaceutical Co., Ltd.               2,735,410
                                                                 13,000     Tanabe Seiyaku Co., Ltd.                        143,783
                                                                                                                      -------------
                                                                                                                          6,524,391
                    ---------------------------------------------------------------------------------------------------------------
                    Real Estate - 0.7%                               25     Japan Prime Realty Investment Corp.              76,066
                                                                     13     Japan Real Estate Investment Corp.              112,382
                                                                     12     Japan Retail Fund Investment Corp.               93,567
                                                                  2,300     Leopalace21 Corp.                                86,160
                                                                 63,000     Mitsubishi Estate Co., Ltd.                   1,489,703
                                                                 47,000     Mitsui Fudosan Co., Ltd.                      1,077,507
                                                                     15     Nippon Building Fund, Inc.                      138,571

Master International Index Series
Schedule of Investments as of March 31, 2006                   (in U.S. dollars)

                                                                 Shares
Country             Industry                                       Held     Common Stocks                                  Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                                     22     Nomura Real Estate Office Fund, Inc.      $     186,270
                                                                 22,000     Sumitomo Realty & Development Co., Ltd.         607,848
                                                                 22,000     Tokyo Tatemono Co., Ltd.                        239,410
                                                                 24,000     Tokyu Land Corp.                                213,984
                                                                                                                      -------------
                                                                                                                          4,321,468
                    ---------------------------------------------------------------------------------------------------------------
                    Road & Rail - 0.7%                               88     Central Japan Railway Co.                       865,158
                                                                    194     East Japan Railway Co.                        1,433,749
                                                                 14,000     Keihin Electric Express Railway
                                                                            Co., Ltd.                                       114,501
                                                                 19,000     Keio Electric Railway Co., Ltd.                 125,121
                                                                 35,000     Keisei Electric Railway Co., Ltd.               240,868
                                                                 67,000     Kintetsu Corp.                                  260,641
                                                                 35,000     Nippon Express Co., Ltd.                        198,152
                                                                 24,000     Odakyu Electric Railway Co., Ltd.               148,284
                                                                 39,000     Tobu Railway Co., Ltd.                          204,602
                                                                 40,000     Tokyu Corp.                                     268,836
                                                                     91     West Japan Railway Co.                          383,312
                                                                                                                      -------------
                                                                                                                          4,243,224
                    ---------------------------------------------------------------------------------------------------------------
                    Semiconductors & Semiconductor                4,400     Advantest Corp.                                 523,197
                    Equipment - 0.4%                              4,200     Elpida Memory, Inc. (a)                         150,216
                                                                  1,200     NEC Electronics Corp.                            48,716
                                                                  5,800     Rohm Co., Ltd.                                  612,001
                                                                  7,000     Sanken Electric Co., Ltd.                       119,544
                                                                  2,700     Sumco Corp.                                     144,622
                                                                 10,000     Tokyo Electron Ltd.                             688,194
                                                                                                                      -------------
                                                                                                                          2,286,490
                    ---------------------------------------------------------------------------------------------------------------
                    Software - 0.2%                               4,100     Fuji Soft ABC, Inc.                             121,620
                                                                  6,800     Hitachi Software Engineering Co., Ltd.          125,638
                                                                  3,500     Konami Corp.                                     87,952
                                                                  5,700     Nintendo Co., Ltd.                              850,242
                                                                    800     Oracle Corp. Japan                               39,936
                                                                  5,000     Trend Micro, Inc.                               175,015
                                                                                                                      -------------
                                                                                                                          1,400,403
                    ---------------------------------------------------------------------------------------------------------------
                    Specialty Retail - 0.2%                       2,600     Aoyama Trading Co., Ltd.                         85,719
                                                                  4,200     Autobacs Seven Co., Ltd.                        208,950
                                                                  3,200     Fast Retailing Co., Ltd.                        312,162
                                                                    600     Shimachu Co., Ltd.                               18,815
                                                                    600     Shimamura Co., Ltd.                              69,616
                                                                    680     USS Co., Ltd.                                    46,221
                                                                  3,900     Yamada Denki Co., Ltd.                          448,538
                                                                                                                      -------------
                                                                                                                          1,190,021
                    ---------------------------------------------------------------------------------------------------------------

Master International Index Series
Schedule of Investments as of March 31, 2006                   (in U.S. dollars)

                                                                 Shares
Country             Industry                                       Held     Common Stocks                                  Value
-----------------------------------------------------------------------------------------------------------------------------------
                    Textiles, Apparel & Luxury Goods - 0.1%      33,000     Gunze Ltd.                                $     222,349
                                                                  1,000     Nisshinbo Industries, Inc.                       11,179
                                                                  7,000     Onward Kashiyama Co., Ltd.                      123,400
                                                                  3,000     Toyobo Co., Ltd.                                  9,255
                                                                  5,000     Wacoal  Holdings Corp.                           67,802
                                                                                                                      -------------
                                                                                                                            433,985
                    ---------------------------------------------------------------------------------------------------------------
                    Tobacco - 0.2%                                  285     Japan Tobacco, Inc.                           1,000,000
                    ---------------------------------------------------------------------------------------------------------------
                    Trading Companies & Distributors - 0.8%      73,000     Itochu Corp.                                    625,502
                                                                 74,000     Marubeni Corp.                                  386,338
                                                                 69,200     Mitsubishi Corp.                              1,571,794
                                                                 93,000     Mitsui & Co., Ltd.                            1,341,520
                                                                 21,400     Sojitz Corp. (a)                                126,234
                                                                 48,000     Sumitomo Corp.                                  681,820
                                                                  4,000     Toyota Tsusho Corp.                             108,145
                                                                                                                      -------------
                                                                                                                          4,841,353
                    ---------------------------------------------------------------------------------------------------------------
                    Transportation Infrastructure - 0.0%          2,000     Kamigumi Co., Ltd.                               15,900
                                                                  7,000     Mitsubishi Logistics Corp.                      111,654
                                                                                                                      -------------
                                                                                                                            127,554
                    ---------------------------------------------------------------------------------------------------------------
                    Wireless Telecommunication                      107     KDDI Corp.                                      570,413
                    Services - 0.3%                                 778     NTT DoCoMo, Inc.                              1,147,318
                                                                                                                      -------------
                                                                                                                          1,717,731
                    ---------------------------------------------------------------------------------------------------------------
                                                                            Total Common Stocks in Japan                140,860,186
-----------------------------------------------------------------------------------------------------------------------------------
Luxembourg - 0.0%   Personal Products - 0.0%                         83     Oriflame Cosmetics SA                             2,764
                    ---------------------------------------------------------------------------------------------------------------
                                                                            Total Common Stocks in Luxembourg                 2,764
-----------------------------------------------------------------------------------------------------------------------------------
Netherlands - 3.2%  Air Freight & Logistics - 0.1%               24,723     TNT NV                                          854,777
                    ---------------------------------------------------------------------------------------------------------------
                    Beverages - 0.1%                             11,263     Heineken NV                                     426,891
                    ---------------------------------------------------------------------------------------------------------------
                    Chemicals - 0.2%                             10,837     Akzo Nobel NV                                   574,282
                                                                  9,504     Koninklijke DSM NV                              433,370
                                                                                                                      -------------
                                                                                                                          1,007,652
                    ---------------------------------------------------------------------------------------------------------------
                    Commercial Banks - 0.4%                      92,518     ABN AMRO Holding NV                           2,769,920
                    ---------------------------------------------------------------------------------------------------------------
                    Commercial Services & Supplies - 0.1%         1,008     Randstad Holdings NV                             59,662
                                                                 19,434     Vedior NV                                       380,289
                                                                                                                      -------------
                                                                                                                            439,951
                    ---------------------------------------------------------------------------------------------------------------
                    Diversified Financial Services - 0.7%         5,829     Euronext NV                                     480,025
                                                                 91,375     ING Groep NV CVA                              3,604,842
                                                                                                                      -------------
                                                                                                                          4,084,867
                    ---------------------------------------------------------------------------------------------------------------
                    Diversified Telecommunication               100,854     Koninklijke KPN NV                            1,135,056
                    Services - 0.2%
                    ---------------------------------------------------------------------------------------------------------------
                    Energy Equipment & Services - 0.0%            3,146     IHC Caland NV                                   315,042
                    ---------------------------------------------------------------------------------------------------------------
                    Food & Staples Retailing - 0.1%              79,223     Koninklijke Ahold NV (a)                        622,210
                    ---------------------------------------------------------------------------------------------------------------

Master International Index Series
Schedule of Investments as of March 31, 2006                   (in U.S. dollars)

                                                                 Shares
Country             Industry                                       Held     Common Stocks                                  Value
-----------------------------------------------------------------------------------------------------------------------------------
                    Food Products - 0.4%                          6,210     Royal Numico NV                           $     274,375
                                                                 29,666     Unilever NV                                   2,057,097
                                                                                                                      -------------
                                                                                                                          2,331,472
                    ---------------------------------------------------------------------------------------------------------------
                    Household Durables - 0.4%                    68,956     Koninklijke Philips Electronics NV            2,327,351
                    ---------------------------------------------------------------------------------------------------------------
                    IT Services - 0.0%                            3,363     Getronics NV                                     40,657
                    ---------------------------------------------------------------------------------------------------------------
                    Insurance - 0.2%                             72,999     Aegon NV                                      1,348,954
                    ---------------------------------------------------------------------------------------------------------------
                    Media - 0.2%                                 36,623     Reed Elsevier NV                                524,300
                                                                 12,537     VNU NV                                          407,057
                                                                  8,479     Wolters Kluwer NV                               211,170
                                                                                                                      -------------
                                                                                                                          1,142,527
                    ---------------------------------------------------------------------------------------------------------------
                    Office Electronics - 0.0%                       180     OCE NV                                            3,261
                    ---------------------------------------------------------------------------------------------------------------
                    Real Estate - 0.0%                            1,605     Corio NV                                        103,427
                                                                  1,530     Rodamco Europe NV                               153,400
                                                                    337     Wereldhave NV                                    37,846
                                                                                                                      -------------
                                                                                                                            294,673
                    ---------------------------------------------------------------------------------------------------------------
                    Semiconductors & Semiconductor               26,107     ASML Holding NV (a)                             532,351
                    Equipment - 0.1%
                    ---------------------------------------------------------------------------------------------------------------
                    Trading Companies & Distributors - 0.0%           1     Hagemeyer NV (a)                                      5
                    ---------------------------------------------------------------------------------------------------------------
                                                                            Total Common Stocks in the Netherlands       19,677,617
-----------------------------------------------------------------------------------------------------------------------------------
New Zealand - 0.1%  Commercial Services & Supplies - 0.0%        22,003     Waste Management NZ Ltd.                        114,175
                    ---------------------------------------------------------------------------------------------------------------
                    Construction Materials - 0.0%                19,421     Fletcher Building Ltd.                          105,644
                    ---------------------------------------------------------------------------------------------------------------
                    Diversified Telecommunication                66,278     Telecom Corp. of New Zealand Ltd.               224,420
                    Services - 0.1%
                    ---------------------------------------------------------------------------------------------------------------
                    Electric Utilities - 0.0%                    20,686     Contact Energy Ltd.                              98,112
                    ---------------------------------------------------------------------------------------------------------------
                    Health Care Equipment & Supplies - 0.0%      42,298     Fisher & Paykel Healthcare Corp.                107,029
                    ---------------------------------------------------------------------------------------------------------------
                    Hotels, Restaurants & Leisure - 0.0%            879     Sky City Ltd.                                     2,880
                    ---------------------------------------------------------------------------------------------------------------
                    Household Durables - 0.0%                    28,058     Fisher & Paykel Appliances Holdings Ltd.         72,712
                    ---------------------------------------------------------------------------------------------------------------
                    Insurance - 0.0%                              9,946     Tower Ltd. (a)                                   15,866
                    ---------------------------------------------------------------------------------------------------------------
                    Media - 0.0%                                    121     Sky Network Television Ltd.                         473
                    ---------------------------------------------------------------------------------------------------------------
                    Multiline Retail - 0.0%                      15,088     Warehouse Group Ltd.                             35,688
                    ---------------------------------------------------------------------------------------------------------------
                    Paper & Forest Products - 0.0%                    1     Tenon Ltd. (a)                                        2
                    ---------------------------------------------------------------------------------------------------------------
                    Real Estate - 0.0%                              214     Kiwi Income Property Trust                          167
                    ---------------------------------------------------------------------------------------------------------------
                    Transportation Infrastructure - 0.0%         60,141     Auckland International Airport Ltd.              74,986
                    ---------------------------------------------------------------------------------------------------------------
                                                                            Total Common Stocks in New Zealand              852,154
-----------------------------------------------------------------------------------------------------------------------------------
Norway - 0.8%       Airlines - 0.0%                               2,392     SAS AB (a)                                       33,532
                    ---------------------------------------------------------------------------------------------------------------
                    Chemicals - 0.0%                              8,050     Yara International ASA                          127,873
                    ---------------------------------------------------------------------------------------------------------------
                    Commercial Banks - 0.1%                      19,599     DNB NOR ASA                                     263,546
                    ---------------------------------------------------------------------------------------------------------------
                    Commercial Services & Supplies - 0.0%        23,929     Tomra Systems ASA                               191,422
                    ---------------------------------------------------------------------------------------------------------------
                    Communications Equipment - 0.0%              24,741     Tandberg ASA                                    223,364
                                                                    157     Tandberg Television ASA (a)                       3,289
                                                                                                                      -------------
                                                                                                                            226,653
                    ---------------------------------------------------------------------------------------------------------------

Master International Index Series
Schedule of Investments as of March 31, 2006                   (in U.S. dollars)

                                                                 Shares
Country             Industry                                       Held     Common Stocks                                  Value
-----------------------------------------------------------------------------------------------------------------------------------
                    Diversified Telecommunication                14,795     Telenor ASA                               $     158,932
                    Services - 0.1%                               8,900     Telenor ASA (b)                                 288,538
                                                                                                                      -------------
                                                                                                                            447,470
                    ---------------------------------------------------------------------------------------------------------------
                    Energy Equipment & Services - 0.0%               75     Petroleum Geo-Services ASA (a)                    3,491
                                                                  7,490     Stolt Offshore SA (a)                           117,551
                                                                                                                      -------------
                                                                                                                            121,042
                    ---------------------------------------------------------------------------------------------------------------
                    Food Products - 0.1%                          8,255     Orkla ASA                                       408,797
                    ---------------------------------------------------------------------------------------------------------------
                    Insurance - 0.1%                             22,238     Storebrand ASA                                  248,205
                    ---------------------------------------------------------------------------------------------------------------
                    Media - 0.0%                                  3,318     Schibsted ASA                                    91,256
                    ---------------------------------------------------------------------------------------------------------------
                    Oil, Gas & Consumable Fuels - 0.4%            3,194     Frontline Ltd.                                  106,339
                                                                  8,417     Norsk Hydro ASA                               1,164,530
                                                                 46,257     Statoil ASA                                   1,332,131
                                                                                                                      -------------
                                                                                                                          2,603,000
                    ---------------------------------------------------------------------------------------------------------------
                    Paper & Forest Products - 0.0%                3,097     Norske Skogindustrier ASA                        52,381
                    ---------------------------------------------------------------------------------------------------------------
                                                                            Total Common Stocks in Norway                 4,815,177
-----------------------------------------------------------------------------------------------------------------------------------
Portugal - 0.3%     Commercial Banks - 0.1%                      23,822     Banco BPI SA                                    169,511
                                                                 82,456     Banco Comercial Portugues SA
                                                                            Registered Shares                               262,433
                                                                  6,305     Banco Espirito Santo SA Registered Shares       114,832
                                                                                                                      -------------
                                                                                                                            546,776
                    ---------------------------------------------------------------------------------------------------------------
                    Construction Materials - 0.0%                14,205     Cimpor Cimentos de Portugal SA                   94,718
                    ---------------------------------------------------------------------------------------------------------------
                    Diversified Telecommunication                53,289     Portugal Telecom SGPS SA Registered
                    Services - 0.1%                                         Shares                                          645,525
                    ---------------------------------------------------------------------------------------------------------------
                    Electric Utilities - 0.1%                    56,448     Energias de Portugal SA                         221,327
                    ---------------------------------------------------------------------------------------------------------------
                    Food & Staples Retailing - 0.0%               3,803     Jeronimo Martins                                 65,674
                    ---------------------------------------------------------------------------------------------------------------
                    Industrial Conglomerates - 0.0%              37,567     Sonae SGPS SA                                    61,374
                    ---------------------------------------------------------------------------------------------------------------
                    Media - 0.0%                                  3,926     PT Multimedia Servicos de
                                                                            Telecomunicacoes e Multimedia SGPS SA            47,986
                    ---------------------------------------------------------------------------------------------------------------
                    Paper & Forest Products - 0.0%                2,546     Sonae Industria SGPS SA (a)                      23,724
                    ---------------------------------------------------------------------------------------------------------------
                    Transportation Infrastructure - 0.0%          7,459     Brisa-Auto Estradas de Portugal SA
                                                                            Private Shares                                   73,296
                    ---------------------------------------------------------------------------------------------------------------
                                                                            Total Common Stocks in Portugal               1,780,400
-----------------------------------------------------------------------------------------------------------------------------------
Singapore - 0.8%    Aerospace & Defense - 0.0%                   52,213     Singapore Technologies Engineering Ltd.         100,028
                    ---------------------------------------------------------------------------------------------------------------
                    Air Freight & Logistics - 0.0%              128,954     Singapore Post Ltd.                              95,631
                    ---------------------------------------------------------------------------------------------------------------
                    Airlines - 0.0%                              17,582     Singapore Airlines Ltd.                         152,117
                    ---------------------------------------------------------------------------------------------------------------
                    Commercial Banks - 0.3%                      69,605     DBS Group Holdings Ltd.                         701,147
                                                                 84,914     Oversea-Chinese Banking Corp.                   351,589
                                                                 88,572     United Overseas Bank Ltd.                       853,891
                                                                                                                      -------------
                                                                                                                          1,906,627
                    ---------------------------------------------------------------------------------------------------------------
                    Communications Equipment - 0.0%               1,000     Datacraft Asia Ltd.                               1,130
                    ---------------------------------------------------------------------------------------------------------------
                    Computers & Peripherals - 0.0%                5,507     Creative Technology Ltd.                         40,159
                    ---------------------------------------------------------------------------------------------------------------
                    Distributors - 0.0%                           3,529     Jardine Cycle & Carriage Ltd.                    24,208
                    ---------------------------------------------------------------------------------------------------------------
                    Diversified Financial Services - 0.0%        76,000     Singapore Exchange Ltd.                         187,869
                    ---------------------------------------------------------------------------------------------------------------

Master International Index Series
Schedule of Investments as of March 31, 2006                   (in U.S. dollars)

                                                                 Shares
Country             Industry                                       Held     Common Stocks                                  Value
-----------------------------------------------------------------------------------------------------------------------------------
                    Diversified Telecommunication               257,771     Singapore Telecommunications Ltd.         $     420,551
                    Services - 0.1%
                    ---------------------------------------------------------------------------------------------------------------
                    Electronic Equipment &                        5,000     Venture Corp. Ltd.                               39,551
                    Instruments - 0.0%
                    ---------------------------------------------------------------------------------------------------------------
                    Health Care Providers & Services - 0.0%      77,000     Parkway Holdings Ltd.                           117,060
                    ---------------------------------------------------------------------------------------------------------------
                    Hotels, Restaurants & Leisure - 0.1%         27,535     City Developments Ltd.                          183,777
                                                                  2,631     Overseas Union Enterprise Ltd.                   19,349
                                                                                                                      -------------
                                                                                                                            203,126
                    ---------------------------------------------------------------------------------------------------------------
                    Industrial Conglomerates - 0.1%               4,135     Fraser and Neave Ltd.                            50,597
                                                                  1,766     Haw Par Corp. Ltd.                                6,494
                                                                 38,914     Keppel Corp. Ltd.                               331,869
                                                                 22,590     SembCorp Industries Ltd.                         48,861
                                                                                                                      -------------
                                                                                                                            437,821
                    ---------------------------------------------------------------------------------------------------------------
                    Machinery - 0.0%                             99,427     SembCorp Marine Ltd.                            175,118
                    ---------------------------------------------------------------------------------------------------------------
                    Marine - 0.0%                                94,002     Cosco Corp. (Singapore) Ltd.                     71,453
                                                                    200     Neptune Orient Lines Ltd.                           269
                                                                                                                      -------------
                                                                                                                             71,722
                    ---------------------------------------------------------------------------------------------------------------
                    Media - 0.1%                                 81,316     Singapore Press Holdings Ltd.                   226,136
                    ---------------------------------------------------------------------------------------------------------------
                    Oil, Gas & Consumable Fuels - 0.0%              194     Singapore Petroleum Co. Ltd.                        623
                    ---------------------------------------------------------------------------------------------------------------
                    Real Estate - 0.1%                              152     Ascendas Real Estate Investment Trust               204
                                                                117,833     CapitaLand Ltd.                                 352,447
                                                                  1,182     Keppel Land Ltd.                                  3,608
                                                                  6,457     United Overseas Land Ltd.                        11,532
                                                                    100     Wing Tai Holdings Ltd.                              117
                                                                                                                      -------------
                                                                                                                            367,908
                    ---------------------------------------------------------------------------------------------------------------
                    Road & Rail - 0.0%                           96,816     ComfortDelgro Corp. Ltd.                        100,517
                    ---------------------------------------------------------------------------------------------------------------
                    Semiconductors & Semiconductor               83,002     Chartered Semiconductor Manufacturing
                    Equipment - 0.0%                                        Ltd. (a)                                          0,532
                                                                  1,120     Chartered Semiconductor Manufacturing
                                                                            Ltd. (a)(b)                                      10,830
                                                                  1,000     STATS ChipPAC Ltd. (a)                              797
                                                                                                                      -------------
                                                                                                                             92,159
                    ---------------------------------------------------------------------------------------------------------------
                    Trading Companies & Distributors - 0.0%         100     Noble Group Ltd.                                     76
                    ---------------------------------------------------------------------------------------------------------------
                    Transportation Infrastructure - 0.0%         33,085     SembCorp Logistics Ltd.                          36,190
                    ---------------------------------------------------------------------------------------------------------------
                                                                            Total Common Stocks in Singapore              4,796,327
-----------------------------------------------------------------------------------------------------------------------------------
Spain - 3.5%        Airlines - 0.0%                              29,633     Iberia Lineas Aereas de Espana                   81,762
                    ---------------------------------------------------------------------------------------------------------------
                    Biotechnology - 0.0%                         14,308     Zeltia SA                                       113,239
                    ---------------------------------------------------------------------------------------------------------------
                    Commercial Banks - 1.4%                     175,717     Banco Bilbao Vizcaya Argentaria SA            3,661,745
                                                                 45,036     Banco Popular Espanol SA                        662,727
                                                                283,602     Banco Santander Central Hispano SA            4,135,591
                                                                                                                      -------------
                                                                                                                          8,460,063
                    ---------------------------------------------------------------------------------------------------------------
                    Construction & Engineering - 0.2%            15,863     ACS Actividades de Construccion y
                                                                            Servicios, SA                                   615,446
                                                                    453     Acciona SA                                       70,471
                                                                  2,253     Fomento de Construcciones y Contratas SA        166,588

Master International Index Series
Schedule of Investments as of March 31, 2006                   (in U.S. dollars)

                                                                 Shares
Country             Industry                                       Held     Common Stocks                                  Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                                  3,211     Grupo Ferrovial SA                        $     259,184
                                                                  4,720     Sacyr Vallehermoso SA                           160,505
                                                                                                                      -------------
                                                                                                                          1,272,194
                    ---------------------------------------------------------------------------------------------------------------
                    Diversified Telecommunication               224,063     Telefonica SA                                 3,511,407
                    Services - 0.6%                               1,124     Telefonica SA (b)                                52,794
                                                                                                                      -------------
                                                                                                                          3,564,201
                    ---------------------------------------------------------------------------------------------------------------
                    Electric Utilities - 0.6%                    51,891     Endesa SA                                     1,672,890
                                                                 44,524     Iberdrola SA                                  1,435,389
                                                                  5,807     Union Fenosa SA                                 220,449
                                                                                                                      -------------
                                                                                                                          3,328,728
                    ---------------------------------------------------------------------------------------------------------------
                    Electrical Equipment - 0.0%                  11,781     Gamesa Corp. Tecnologica SA                     226,256
                    ---------------------------------------------------------------------------------------------------------------
                    Food Products - 0.0%                            135     Azucarera Ebro Agricolas, SA                      2,457
                    ---------------------------------------------------------------------------------------------------------------
                    Gas Utilities - 0.0%                          7,001     Gas Natural SDG SA                              202,403
                    ---------------------------------------------------------------------------------------------------------------
                    Hotels, Restaurants & Leisure - 0.0%          7,250     NH Hoteles SA                                   124,673
                    ---------------------------------------------------------------------------------------------------------------
                    IT Services - 0.0%                           10,935     Indra Sistemas SA                               222,051
                    ---------------------------------------------------------------------------------------------------------------
                    Insurance - 0.0%                              7,712     Corporacion Mapfre SA                           156,883
                    ---------------------------------------------------------------------------------------------------------------
                    Media - 0.1%                                  6,267     Antena 3 de Television SA                       161,464
                                                                    122     Promotora de Informaciones SA                     2,251
                                                                    481     Sogecable SA (a)                                 19,203
                                                                 10,118     Telefonica Publicidad e Informacion, SA         112,648
                                                                                                                      -------------
                                                                                                                            295,566
                    ---------------------------------------------------------------------------------------------------------------
                    Metals & Mining - 0.0%                       10,191     Acerinox SA                                     166,615
                    ---------------------------------------------------------------------------------------------------------------
                    Oil, Gas & Consumable Fuels - 0.2%           48,150     Repsol YPF SA                                 1,365,825
                    ---------------------------------------------------------------------------------------------------------------
                    Real Estate - 0.1%                               67     Inmobiliaria Colonial SA                          4,703
                                                                  4,324     Metrovacesa SA                                  366,813
                                                                                                                      -------------
                                                                                                                            371,516
                    ---------------------------------------------------------------------------------------------------------------
                    Specialty Retail - 0.1%                       7,170     Inditex SA                                      276,357
                    ---------------------------------------------------------------------------------------------------------------
                    Tobacco - 0.1%                               18,271     Altadis SA                                      818,098
                    ---------------------------------------------------------------------------------------------------------------
                    Transportation Infrastructure - 0.1%          6,604     Abertis Infraestructuras SA                     170,946
                                                                  6,546     Cintra Concesiones de Infraestructuras de
                                                                            Transporte SA                                    84,841
                                                                                                                      -------------
                                                                                                                            255,787
                    ---------------------------------------------------------------------------------------------------------------
                    Water Utilities - 0.0%                        3,276     Sociedad General de Aguas de Barcelona SA
                                                                            Class A                                          85,870
                    ---------------------------------------------------------------------------------------------------------------
                                                                            Total Common Stocks in Spain                 21,390,544
-----------------------------------------------------------------------------------------------------------------------------------
Sweden - 2.2%       Airlines - 0.0%                               1,680     SAS AB (a)                                       23,293
                    ---------------------------------------------------------------------------------------------------------------
                    Building Products - 0.1%                     24,577     Assa Abloy AB B                                 455,673
                    ---------------------------------------------------------------------------------------------------------------
                    Capital Markets - 0.0%                          138     D Carnegie AB                                     2,904
                    ---------------------------------------------------------------------------------------------------------------
                    Commercial Banks - 0.5%                     112,951     Nordea Bank AB                                1,394,913
                                                                 29,153     Skandinaviska Enskilda Banken AB Class A        721,933
                                                                 26,712     Svenska Handelsbanken Class A                   742,029
                                                                                                                      -------------
                                                                                                                          2,858,875
                    ---------------------------------------------------------------------------------------------------------------

Master International Index Series
Schedule of Investments as of March 31, 2006                   (in U.S. dollars)

                                                                 Shares
Country             Industry                                       Held     Common Stocks                                  Value
-----------------------------------------------------------------------------------------------------------------------------------
                    Commercial Services & Supplies - 0.1%        23,448     Securitas AB                              $     451,288
                    ---------------------------------------------------------------------------------------------------------------
                    Communications Equipment - 0.4%             718,376     Telefonaktiebolaget LM Ericsson               2,728,348
                                                                  1,407     Telefonaktiebolaget LM Ericsson (b)              53,072
                                                                                                                      -------------
                                                                                                                          2,781,420
                    ---------------------------------------------------------------------------------------------------------------
                    Construction & Engineering - 0.1%            17,205     Skanska AB Class B                              281,463
                    ---------------------------------------------------------------------------------------------------------------
                    Diversified Financial Services - 0.0%         1,010     OMHEX AB                                         19,309
                    ---------------------------------------------------------------------------------------------------------------
                    Diversified Telecommunication                17,566     Tele2 AB                                        207,356
                    Services - 0.1%                              49,260     TeliaSonera AB                                  295,167
                                                                                                                      -------------
                                                                                                                            502,523
                    ---------------------------------------------------------------------------------------------------------------
                    Food & Staples Retailing - 0.0%                  20     Axfood AB                                           497
                    ---------------------------------------------------------------------------------------------------------------
                    Health Care Equipment & Supplies - 0.0%         149     Elekta AB                                         2,457
                                                                  2,320     Getinge AB Class B                               37,507
                                                                                                                      -------------
                                                                                                                             39,964
                    ---------------------------------------------------------------------------------------------------------------
                    Health Care Providers & Services - 0.0%          95     Capio AB (a)                                      1,774
                                                                  3,967     Gambro AB                                        47,337
                                                                  3,781     Gambro AB                                        45,360
                                                                                                                      -------------
                                                                                                                             94,471
                    ---------------------------------------------------------------------------------------------------------------
                    Household Durables - 0.1%                    14,068     Electrolux AB Series B                          403,428
                    ---------------------------------------------------------------------------------------------------------------
                    IT Services - 0.0%                            4,686     WM-data AB Class B                               15,332
                    ---------------------------------------------------------------------------------------------------------------
                    Machinery - 0.5%                              5,567     Alfa Laval AB                                   149,645
                                                                 25,649     Atlas Copco AB Class A                          720,727
                                                                  7,416     Atlas Copco AB Class B                          193,638
                                                                 24,500     SKF AB Class B                                  399,233
                                                                 15,175     Sandvik AB                                      896,633
                                                                  3,246     Scania AB Class B                               140,774
                                                                  6,544     Trelleborg AB Class B                           152,397
                                                                  3,580     Volvo AB Class A                                163,527
                                                                 11,729     Volvo AB Class B                                548,548
                                                                                                                      -------------
                                                                                                                          3,365,122
                    ---------------------------------------------------------------------------------------------------------------
                    Media - 0.0%                                  5,401     Eniro AB                                         62,370
                                                                  2,610     Modern Times Group AB Class B (a)               122,568
                                                                                                                      -------------
                                                                                                                            184,938
                    ---------------------------------------------------------------------------------------------------------------
                    Metals & Mining - 0.0%                           20     Hoganas AB                                          485
                                                                     67     Ssab Svenskt Stal AB Series A                     3,207
                                                                                                                      -------------
                                                                                                                              3,692
                    ---------------------------------------------------------------------------------------------------------------
                    Oil, Gas & Consumable Fuels - 0.0%              302     Lundin Petroleum AB (a)                           3,487
                    ---------------------------------------------------------------------------------------------------------------
                    Paper & Forest Products - 0.1%                  421     Billerud AB                                       6,752
                                                                    845     Holmen AB Class B                                35,670
                                                                 12,630     Svenska Cellulosa AB Class B                    554,225
                                                                                                                      -------------
                                                                                                                            596,647
                    ---------------------------------------------------------------------------------------------------------------

Master International Index Series
Schedule of Investments as of March 31, 2006                   (in U.S. dollars)

                                                                 Shares
Country             Industry                                       Held     Common Stocks                                  Value
-----------------------------------------------------------------------------------------------------------------------------------
                    Real Estate - 0.0%                               47     Castellum AB                              $       1,987
                                                                    118     Fabege AB                                         2,483
                                                                  1,600     Kungsleden AB                                    60,767
                                                                     24     Wihlborgs Syd AB                                    730
                                                                                                                      -------------
                                                                                                                             65,967
                    ---------------------------------------------------------------------------------------------------------------
                    Specialty Retail - 0.2%                      26,380     Hennes & Mauritz AB B Shares                    961,279
                    ---------------------------------------------------------------------------------------------------------------
                    Tobacco - 0.0%                               19,150     Swedish Match AB                                261,682
                    ---------------------------------------------------------------------------------------------------------------
                                                                            Total Common Stocks in Sweden                13,373,254
-----------------------------------------------------------------------------------------------------------------------------------
Switzerland - 6.4%  Auto Components - 0.0%                            8     Rieter Holding AG                                 3,183
                    ---------------------------------------------------------------------------------------------------------------
                    Biotechnology - 0.1%                            444     Serono SA                                       308,661
                    ---------------------------------------------------------------------------------------------------------------
                    Building Products - 0.0%                         53     Geberit AG Registered Shares                     50,492
                    ---------------------------------------------------------------------------------------------------------------
                    Capital Markets - 1.6%                       62,912     Credit Suisse Group                           3,521,454
                                                                 55,463     UBS AG Registered Shares                      6,077,439
                                                                                                                      -------------
                                                                                                                          9,598,893
                    ---------------------------------------------------------------------------------------------------------------
                    Chemicals - 0.3%                              5,457     Ciba Specialty Chemicals AG Registered
                                                                            Shares                                          325,495
                                                                  8,332     Clariant AG                                     128,788
                                                                    157     Givaudan                                        120,376
                                                                  1,956     Lonza Group AG Registered Shares                133,733
                                                                  6,609     Syngenta AG                                     926,479
                                                                                                                      -------------
                                                                                                                          1,634,871
                    ---------------------------------------------------------------------------------------------------------------
                    Commercial Services & Supplies - 0.1%         8,251     Adecco SA Registered Shares                     459,950
                                                                    171     SGS SA                                          158,066
                                                                                                                      -------------
                                                                                                                            618,016
                    ---------------------------------------------------------------------------------------------------------------
                    Computers & Peripherals - 0.0%                3,537     Logitech International SA (a)                   141,009
                    ---------------------------------------------------------------------------------------------------------------
                    Construction Materials - 0.1%                10,068     Holcim Ltd.                                     799,677
                    ---------------------------------------------------------------------------------------------------------------
                    Diversified Telecommunication                 1,638     Swisscom AG                                     529,560
                    Services - 0.1%
                    ---------------------------------------------------------------------------------------------------------------
                    Electrical Equipment - 0.2%                 101,697     ABB Ltd.                                      1,280,113
                    ---------------------------------------------------------------------------------------------------------------
                    Electronic Equipment &                        1,878     Kudelski SA                                      53,386
                    Instruments - 0.0%
                    ---------------------------------------------------------------------------------------------------------------
                    Food Products - 1.0%                         21,630     Nestle SA Registered Shares                   6,405,333
                    ---------------------------------------------------------------------------------------------------------------
                    Health Care Equipment & Supplies - 0.1%       2,237     Nobel Biocare Holding AG                        496,835
                                                                  2,142     Phonak Holding AG Registered Shares             121,618
                                                                     93     Straumann Holding AG Registered Shares           21,136
                                                                  1,830     Synthes, Inc.                                   200,245
                                                                                                                      -------------
                                                                                                                            839,834
                    ---------------------------------------------------------------------------------------------------------------
                    Hotels, Restaurants & Leisure - 0.0%              4     Kuoni Reisen Holding AG Registered Shares         2,069
                    ---------------------------------------------------------------------------------------------------------------
                    Insurance - 0.5%                             18,767     Swiss Reinsurance Registered Shares           1,308,240
                                                                  7,270     Zurich Financial Services AG                  1,703,667
                                                                                                                      -------------
                                                                                                                          3,011,907
                    ---------------------------------------------------------------------------------------------------------------
                    Machinery - 0.0%                                 70     Schindler Holding AG                              3,723
                                                                    213     Sulzer AG                                       144,977
                                                                                                                      -------------
                                                                                                                            148,700
                    ---------------------------------------------------------------------------------------------------------------

Master International Index Series
Schedule of Investments as of March 31, 2006                   (in U.S. dollars)

                                                                 Shares
Country             Industry                                       Held     Common Stocks                                  Value
-----------------------------------------------------------------------------------------------------------------------------------
                    Marine - 0.0%                                   464     Kuehne & Nagel International AG           $     150,010
                    ---------------------------------------------------------------------------------------------------------------
                    Pharmaceuticals - 2.0%                      124,570     Novartis AG Registered Shares                 6,910,759
                                                                 36,447     Roche Holding AG                              5,413,294
                                                                                                                      -------------
                                                                                                                         12,324,053
                    ---------------------------------------------------------------------------------------------------------------
                    Real Estate - 0.0%                            1,762     PSP Swiss Property AG                            87,503
                    ---------------------------------------------------------------------------------------------------------------
                    Semiconductors & Semiconductor                1,070     Micronas Semiconductor Holding AG
                    Equipment - 0.1%                                        Registered Shares                                34,020
                                                                    652     Unaxis Holding AG                               185,594
                                                                                                                      -------------
                                                                                                                            219,614
                    ---------------------------------------------------------------------------------------------------------------
                    Specialty Retail - 0.0%                           5     Valora Holding AG                                 1,055
                    ---------------------------------------------------------------------------------------------------------------
                    Textiles, Apparel & Luxury Goods - 0.2%      21,735     Compagnie Financiere Richemont AG             1,039,475
                                                                  1,356     The Swatch Group Ltd. B Shares                  227,133
                                                                  1,313     The Swatch Group Ltd. Registered Shares          45,614
                                                                                                                      -------------
                                                                                                                          1,312,222
                    ---------------------------------------------------------------------------------------------------------------
                                                                            Total Common Stocks in Switzerland           39,520,161
-----------------------------------------------------------------------------------------------------------------------------------
United              Aerospace & Defense - 0.4%                  177,573     BAE Systems Plc                               1,295,945
Kingdom - 21.8%                                                  32,743     Cobham Plc                                      106,773
                                                                  4,988     Meggitt Plc                                      30,109
                                                                 92,822     Rolls-Royce Group Plc                           737,398
                                                              5,380,699     Rolls-Royce Group Plc B Shares                    9,520
                                                                                                                      -------------
                                                                                                                          2,179,745
                    ---------------------------------------------------------------------------------------------------------------
                    Airlines - 0.1%                              46,238     British Airways Plc (a)                         283,313
                    ---------------------------------------------------------------------------------------------------------------
                    Auto Components - 0.0%                       25,404     GKN Plc                                         146,514
                    ---------------------------------------------------------------------------------------------------------------
                    Automobiles - 0.0%                            1,025     TI Automotive Ltd. A (a)                              0
                    ---------------------------------------------------------------------------------------------------------------
                    Beverages - 0.6%                            154,718     Diageo Plc                                    2,432,732
                                                                 39,069     SABMiller Plc                                   769,832
                                                                 45,134     Scottish & Newcastle Plc                        407,092
                                                                                                                      -------------
                                                                                                                          3,609,656
                    ---------------------------------------------------------------------------------------------------------------
                    Building Products - 0.0%                     49,407     Pilkington Plc                                  138,832
                    ---------------------------------------------------------------------------------------------------------------
                    Capital Markets - 0.3%                       25,407     3i Group Plc                                    414,475
                                                                 50,346     Amvescap Plc                                    468,948
                                                                  2,596     Close Brothers Group Plc                         48,023
                                                                 11,690     ICAP Plc                                         90,739
                                                                 18,092     Man Group Plc                                   773,551
                                                                  3,810     Schroders Plc                                    78,576
                                                                                                                      -------------
                                                                                                                          1,874,312
                    ---------------------------------------------------------------------------------------------------------------
                    Chemicals - 0.2%                             33,130     BOC Group Plc                                   888,991
                                                                 51,950     Imperial Chemical Industries Plc                311,779
                                                                  7,889     Johnson Matthey Plc                             191,026
                                                                                                                      -------------
                                                                                                                          1,391,796
                    ---------------------------------------------------------------------------------------------------------------

Master International Index Series
Schedule of Investments as of March 31, 2006                   (in U.S. dollars)

                                                                 Shares
Country             Industry                                       Held     Common Stocks                                  Value
-----------------------------------------------------------------------------------------------------------------------------------
                    Commercial Banks - 4.0%                     346,615     Barclays Plc                              $   4,049,213
                                                                187,245     HBOS Plc                                      3,121,183
                                                                574,602     HSBC Holdings Plc                             9,617,896
                                                                295,697     Lloyds TSB Group Plc                          2,823,513
                                                                  2,530     Lloyds TSB Group Plc (b)                         97,380
                                                                162,671     Royal Bank of Scotland Group Plc              5,284,861
                                                                                                                      -------------
                                                                                                                         24,994,046
                    ---------------------------------------------------------------------------------------------------------------
                    Commercial Services & Supplies - 0.2%           291     Aggreko Plc                                       1,596
                                                                 41,117     Brambles Industries Plc                         307,208
                                                                 24,022     Capita Group Plc                                191,461
                                                                    213     Davis Service Group Plc                           1,841
                                                                    185     De La Rue Plc                                     1,791
                                                                 27,205     Group 4 Securicor Plc                            89,304
                                                                 62,354     Hays Plc                                        175,483
                                                                  1,386     Intertek Group Plc                               19,774
                                                                118,140     Rentokil Initial Plc                            319,674
                                                                  2,789     Serco Group Plc                                  15,239
                                                                                                                      -------------
                                                                                                                          1,123,371
                    ---------------------------------------------------------------------------------------------------------------
                    Communications Equipment - 0.0%               6,427     Telent Plc                                       56,245
                    ---------------------------------------------------------------------------------------------------------------
                    Construction & Engineering - 0.0%            11,184     Amec Plc                                         78,179
                                                                 23,054     Balfour Beatty Plc                              148,756
                                                                                                                      -------------
                                                                                                                            226,935
                    ---------------------------------------------------------------------------------------------------------------
                    Construction Materials - 0.1%                42,016     Hanson Plc                                      549,505
                    ---------------------------------------------------------------------------------------------------------------
                    Consumer Finance - 0.0%                       7,158     Cattles Plc                                      45,721
                                                                 13,002     Provident Financial Plc                         159,334
                                                                                                                      -------------
                                                                                                                            205,055
                    ---------------------------------------------------------------------------------------------------------------
                    Containers & Packaging - 0.0%                19,842     Rexam Plc                                       191,874
                    ---------------------------------------------------------------------------------------------------------------
                    Distributors - 0.0%                           1,712     Inchcape Plc                                     77,416
                    ---------------------------------------------------------------------------------------------------------------
                    Diversified Financial Services - 0.2%        20,688     London Stock Exchange Plc                       378,938
                                                                307,253     Old Mutual PLC                                1,072,550
                                                                                                                      -------------
                                                                                                                          1,451,488
                    ---------------------------------------------------------------------------------------------------------------
                    Diversified Telecommunication               431,416     BT Group Plc                                  1,661,249
                    Services - 0.3%                                 900     BT Group Plc (b)                                 34,938
                                                                146,355     Cable & Wireless Plc                            277,341
                                                                                                                      -------------
                                                                                                                          1,973,528
                    ---------------------------------------------------------------------------------------------------------------
                    Electric Utilities - 0.3%                    47,363     Scottish & Southern Energy Plc                  929,975
                                                                 89,052     Scottish Power Plc                              898,985
                                                                    993     Scottish Power Plc (b)                           40,008
                                                                                                                      -------------
                                                                                                                          1,868,968
                    ---------------------------------------------------------------------------------------------------------------

Master International Index Series
Schedule of Investments as of March 31, 2006                   (in U.S. dollars)

                                                                 Shares
Country             Industry                                       Held     Common Stocks                                  Value
-----------------------------------------------------------------------------------------------------------------------------------
                    Electronic Equipment &                       17,502     Electrocomponents Plc                     $      85,002
                    Instruments - 0.0%                            4,550     Premier Farnell Plc                              16,810
                                                                                                                      -------------
                                                                                                                            101,812
                    ---------------------------------------------------------------------------------------------------------------
                    Food & Staples Retailing - 0.5%              37,486     Boots Group Plc                                 467,827
                                                                 91,898     J Sainsbury Plc                                 530,009
                                                                382,538     Tesco Plc                                     2,189,647
                                                                                                                      -------------
                                                                                                                          3,187,483
                    ---------------------------------------------------------------------------------------------------------------
                    Food Products - 0.4%                        117,623     Cadbury Schweppes Plc                         1,167,008
                                                                 23,231     Tate & Lyle Plc                                 230,086
                                                                121,914     Unilever Plc                                  1,245,531
                                                                                                                      -------------
                                                                                                                          2,642,625
                    ---------------------------------------------------------------------------------------------------------------
                    Health Care Equipment & Supplies - 0.1%       3,621     SSL International Plc                            20,208
                                                                 65,289     Smith & Nephew Plc                              578,691
                                                                                                                      -------------
                                                                                                                            598,899
                    ---------------------------------------------------------------------------------------------------------------
                    Health Care Providers & Services - 0.0%       6,912     Alliance Unichem Plc                            107,423
                                                                     35     iSOFT Group Plc                                      89
                                                                                                                      -------------
                                                                                                                            107,512
                    ---------------------------------------------------------------------------------------------------------------
                    Hotels, Restaurants & Leisure - 0.6%          8,475     Carnival Plc                                    416,018
                                                                149,277     Compass Group Plc                               591,002
                                                                 13,431     Enterprise Inns Plc                             221,784
                                                                     72     First Choice Holidays Plc                           269
                                                                 25,540     Intercontinental Hotels Group Plc               417,087
                                                                105,947     Ladbrokes Plc                                   714,865
                                                                 27,848     Mitchells & Butlers Plc                         231,133
                                                                  6,522     Punch Taverns Plc                                95,309
                                                                 20,529     Rank Group Plc                                   80,297
                                                                 18,340     Whitbread Plc                                   377,285
                                                                 32,452     William Hill Plc                                337,455
                                                                                                                      -------------
                                                                                                                          3,482,504
                    ---------------------------------------------------------------------------------------------------------------
                    Household Durables - 0.2%                     9,417     Barratt Developments  Plc                       172,979
                                                                    731     Bellway Plc                                      15,659
                                                                  2,698     Berkeley Group Holdings Plc                      55,456
                                                                 17,637     Persimmon Plc                                   406,264
                                                                 35,793     Taylor Woodrow Plc                              250,822
                                                                 33,851     Wimpey George Plc                               328,516
                                                                                                                      -------------
                                                                                                                          1,229,696
                    ---------------------------------------------------------------------------------------------------------------
                    Household Products - 0.2%                    35,924     Reckitt Benckiser Plc                         1,262,437
                    ---------------------------------------------------------------------------------------------------------------
                    IT Services - 0.0%                           43,335     LogicaCMG Plc                                   147,138
                    ---------------------------------------------------------------------------------------------------------------
                    Independent Power Producers &                78,572     International Power Plc                         385,691
                    Energy Traders - 0.1%
                    ---------------------------------------------------------------------------------------------------------------

Master International Index Series
Schedule of Investments as of March 31, 2006                   (in U.S. dollars)

                                                                 Shares
Country             Industry                                       Held     Common Stocks                                  Value
-----------------------------------------------------------------------------------------------------------------------------------
                    Industrial Conglomerates - 0.1%                 239     Cookson Group Plc                         $       2,143
                                                                 37,639     Smiths Group Plc                                641,767
                                                                 41,254     Tomkins Plc                                     240,610
                                                                                                                      -------------
                                                                                                                            884,520
                    ---------------------------------------------------------------------------------------------------------------
                    Insurance - 0.8%                            116,391     Aviva Plc                                     1,614,074
                                                                 68,004     Friends Provident Plc                           245,938
                                                                382,148     Legal & General Group Plc                       941,251
                                                                 23,047     Old Mutual Plc                                   80,432
                                                                133,672     Prudential Plc                                1,547,666
                                                                     31     Resolution Plc                                      360
                                                                103,936     Royal & Sun Alliance Insurance Group            248,338
                                                                                                                      -------------
                                                                                                                          4,678,059
                    ---------------------------------------------------------------------------------------------------------------
                    Internet & Catalog Retail - 0.2%             50,578     GUS Plc                                         925,550
                    ---------------------------------------------------------------------------------------------------------------
                    Machinery - 0.0%                              9,477     FKI Plc                                          20,712
                                                                 11,013     IMI Plc                                         108,120
                                                                203,024     Invensys Plc (a)                                 80,995
                                                                                                                      -------------
                                                                                                                            209,827
                    ---------------------------------------------------------------------------------------------------------------
                    Media - 0.8%                                 76,167     Aegis Group Plc                                 180,667
                                                                 78,911     British Sky Broadcasting Plc                    739,123
                                                                 10,241     Daily Mail & General Trust                      123,278
                                                                 63,380     EMI Group Plc                                   278,137
                                                                  9,335     Emap Plc                                        142,651
                                                                218,968     ITV Plc                                         452,923
                                                                 37,864     Pearson Plc                                     524,101
                                                                 67,416     Reed Elsevier Plc                               645,487
                                                                 87,228     Reuters Group Plc                               599,908
                                                                 10,587     Trinity Mirror Plc                              104,673
                                                                 14,737     United Business Media Plc                       185,452
                                                                 73,136     WPP Group Plc                                   875,952
                                                                 25,088     Yell Group Plc                                  236,946
                                                                                                                      -------------
                                                                                                                          5,089,298
                    ---------------------------------------------------------------------------------------------------------------
                    Metals & Mining - 1.3%                       73,487     Anglo American Plc                            2,827,207
                                                                117,651     BHP Billiton Plc                              2,145,806
                                                                180,757     Corus Group Plc                                 275,907
                                                                 56,787     Rio Tinto Plc Registered Shares               2,878,159
                                                                                                                      -------------
                                                                                                                          8,127,079
                    ---------------------------------------------------------------------------------------------------------------
                    Multi-Utilities - 0.5%                      218,066     Centrica Plc                                  1,064,761
                                                                155,514     National Grid Plc                             1,544,296
                                                                 34,770     United Utilities Plc                            415,838
                                                                                                                      -------------
                                                                                                                          3,024,895
                    ---------------------------------------------------------------------------------------------------------------

Master International Index Series
Schedule of Investments as of March 31, 2006                   (in U.S. dollars)

                                                                 Shares
Country             Industry                                       Held     Common Stocks                                  Value
-----------------------------------------------------------------------------------------------------------------------------------
                    Multiline Retail - 0.2%                      93,522     Marks & Spencer Group Plc                 $     902,744
                                                                 17,843     Next Plc                                        510,667
                                                                                                                      -------------
                                                                                                                          1,413,411
                    ---------------------------------------------------------------------------------------------------------------
                    Oil, Gas & Consumable Fuels - 4.1%          195,378     BG Group Plc                                  2,438,328
                                                              1,058,206     BP Plc                                       12,132,696
                                                                  3,849     BP Plc (b)                                      265,350
                                                                198,587     Royal Dutch Shell Plc                         6,193,357
                                                                137,639     Royal Dutch Shell Plc Class B                 4,469,233
                                                                                                                      -------------
                                                                                                                         25,498,964
                    ---------------------------------------------------------------------------------------------------------------
                    Pharmaceuticals - 1.9%                       84,719     AstraZeneca Plc                               4,261,519
                                                                294,647     GlaxoSmithKline Plc                           7,691,732
                                                                    800     GlaxoSmithKline Plc (b)                          41,848
                                                                                                                      -------------
                                                                                                                         11,995,099
                    ---------------------------------------------------------------------------------------------------------------
                    Real Estate - 0.4%                           33,397     British Land Co. Plc                            718,894
                                                                     89     Brixton Plc                                         759
                                                                    116     Great Portland Estates Plc                          986
                                                                 11,043     Hammerson Plc                                   237,517
                                                                 27,564     Land Securities Group Plc                       921,796
                                                                  9,592     Liberty International Plc                       195,826
                                                                 17,107     Slough Estates Plc                              197,918
                                                                                                                      -------------
                                                                                                                          2,273,696
                    ---------------------------------------------------------------------------------------------------------------
                    Road & Rail - 0.0%                              242     Arriva Plc                                        2,584
                                                                 15,853     Firstgroup Plc                                  116,797
                                                                  1,967     National Express Group Plc                       32,242
                                                                 30,674     Stagecoach Group Plc                             61,186
                                                                                                                      -------------
                                                                                                                            212,809
                    ---------------------------------------------------------------------------------------------------------------
                    Semiconductors & Semiconductor               78,552     ARM Holdings Plc                                181,556
                    Equipment - 0.0%
                    ---------------------------------------------------------------------------------------------------------------
                    Software - 0.1%                              20,933     Misys Plc                                        81,514
                                                                 61,386     Sage Group Plc                                  293,077
                                                                                                                      -------------
                                                                                                                            374,591
                    ---------------------------------------------------------------------------------------------------------------
                    Specialty Retail - 0.3%                      69,837     DSG International Plc                           223,495
                                                                 72,741     HMV Group Plc                                   215,440
                                                                 50,856     Kesa Electricals Plc                            275,221
                                                                135,163     Kingfisher Plc                                  561,499
                                                                 24,446     MFI Furniture Plc                                45,477
                                                                 76,852     Signet Group Plc                                145,967
                                                                  2,043     Travis Perkins Plc                               59,144
                                                                                                                      -------------
                                                                                                                          1,526,243
                    ---------------------------------------------------------------------------------------------------------------
                    Textiles, Apparel & Luxury Goods - 0.1%      40,965     Burberry Group Plc                              329,343
                    ---------------------------------------------------------------------------------------------------------------
                    Tobacco - 0.6%                               76,661     British American Tobacco Plc                  1,853,629

Master International Index Series
Schedule of Investments as of March 31, 2006                   (in U.S. dollars)

                                                                 Shares
Country             Industry                                       Held     Common Stocks                                  Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                                 22,262     Gallaher Group Plc                        $     324,361
                                                                 41,602     Imperial Tobacco Group Plc                    1,231,781
                                                                                                                      -------------
                                                                                                                          3,409,771
                    ---------------------------------------------------------------------------------------------------------------
                    Trading Companies & Distributors - 0.2%      19,954     Bunzl Plc                                       236,394
                                                                 30,850     Wolseley Plc                                    756,642
                                                                                                                      -------------
                                                                                                                            993,036
                    ---------------------------------------------------------------------------------------------------------------
                    Transportation Infrastructure - 0.2%         11,055     Associated British Ports Holdings Plc           138,734
                                                                 67,121     BAA Plc                                         965,158
                                                                 11,342     BBA Group Plc                                    55,232
                                                                                                                      -------------
                                                                                                                          1,159,124
                    ---------------------------------------------------------------------------------------------------------------
                    Water Utilities - 0.1%                       14,704     Kelda Group Plc                                 201,105
                                                                 12,417     Severn Trent Plc                                240,578
                                                                                                                      -------------
                                                                                                                            441,683
                    ---------------------------------------------------------------------------------------------------------------
                    Wireless Telecommunication                3,012,699     Vodafone Group Plc                            6,296,923
                    Services - 1.1%                              12,490     Vodafone Group Plc (b)                          261,041
                                                                                                                      -------------
                                                                                                                          6,557,964
                    ---------------------------------------------------------------------------------------------------------------
                                                                            Total Common Stocks in the United Kingdom   134,794,914
                    ---------------------------------------------------------------------------------------------------------------
                                                                            Total Common Stocks
                                                                            (Cost - $420,064,588) - 91.4%               564,737,114
                    ---------------------------------------------------------------------------------------------------------------

                                                                            Exchange-Traded Funds
-----------------------------------------------------------------------------------------------------------------------------------
United                                                          295,477     iShares MSCI EAFE Index Fund                 19,211,915
States - 3.1%
                    ---------------------------------------------------------------------------------------------------------------
                                                                            Total Exchange-Traded Funds
                                                                            (Cost - $18,345,416) - 3.1%                  19,211,915
                    ---------------------------------------------------------------------------------------------------------------

                                                                            Preferred Stocks
-----------------------------------------------------------------------------------------------------------------------------------
Germany - 0.2%      Automobiles - 0.1%                              501     Porsche AG                                      478,967
                                                                  5,082     Volkswagen AG, 4.35%                            278,534
                                                                                                                      -------------
                                                                                                                            757,501
                    ---------------------------------------------------------------------------------------------------------------
                    Chemicals - 0.1%                              2,710     Henkel KGaA, 1.75%                              316,375
                    ---------------------------------------------------------------------------------------------------------------
                    Media - 0.0%                                  5,116     ProSieben SAT.1 Media AG, 2.24%                 133,110
                    ---------------------------------------------------------------------------------------------------------------
                    Multi-Utilities - 0.0%                        1,887     RWE AG, 3.50%                                   147,176
                    ---------------------------------------------------------------------------------------------------------------
                                                                            Total Preferred Stocks
                                                                            (Cost - $829,307) - 0.2%                      1,354,162
                    ---------------------------------------------------------------------------------------------------------------

                                                                            Rights
-----------------------------------------------------------------------------------------------------------------------------------
France - 0.0%       Construction & Engineering - 0.0%            10,649     Vinci SA (d)                                     22,810
                    ---------------------------------------------------------------------------------------------------------------
                                                                            Total Rights (Cost - $0) - 0.0%                  22,810
                    ---------------------------------------------------------------------------------------------------------------

Master International Index Series
Schedule of Investments as of March 31, 2006                   (in U.S. dollars)

                                                             Beneficial
                                                               Interest     Short-Term Securities                          Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                         USD 21,935,920     Merrill Lynch Liquidity Series, LLC       $  21,935,920
                                                                            Cash Sweep Series I, 4.56% (c)(e)
                    ---------------------------------------------------------------------------------------------------------------
                                                                            Total Short-Term Securities
                                                                            (Cost - $21,935,920) - 3.5%                  21,935,920
                    ---------------------------------------------------------------------------------------------------------------
                                                                            Total Investments
                                                                            (Cost - $461,175,231*) - 98.2%              607,261,921

                                                                            Other Assets Less Liabilities - 1.8%         10,939,708
                                                                                                                      -------------
                                                                            Net Assets - 100.0%                       $ 618,201,629
                                                                                                                      =============

* The cost and unrealized appreciation (depreciation) of investments as of March 31, 2006, as computed for federal income tax purposes, were as follows:

      Aggregate cost                                              $ 466,706,885
                                                                  =============
      Gross unrealized appreciation                                 148,255,614
      Gross unrealized depreciation                                  (7,700,578)
                                                                  -------------
      Net unrealized appreciation                                 $ 140,555,036
                                                                  =============

(a)   Non-income producing security.
(b)   Depositary receipts.
(c) Investments in companies considered to be an affiliate of the Series, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

      -----------------------------------------------------------------------------------------------
                                                                           Net               Interest
      Affiliate                                                          Activity             Income
      -----------------------------------------------------------------------------------------------
      Merrill Lynch Liquidity Series, LLC Cash Sweep Series I          $ 1,607,045          $ 183,908
      -----------------------------------------------------------------------------------------------

(d)   The rights may be exercised until 4/13/2006.
(e)   Variable rate security.
o For Series compliance purposes, the Series' industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Series management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets.
o Financial futures contracts purchased as of March 31, 2006 were as follows:

      ------------------------------------------------------------------------------------------------------------------
                                                                                                            Unrealized
      Number of                                                        Expiration                          Appreciation
      Contracts       Issue                           Exchange            Date          Face Value        (Depreciation)
      ------------------------------------------------------------------------------------------------------------------
        212           DJ Euro Stoxx 50                Eurex            June 2006        $ 9,688,313          $  50,438
         55           FTSE 100 Index Future           LIFFE            June 2006        $ 5,691,999              3,380
         13           Hang Seng Index Future          Hong Kong        April 2006       $ 1,325,271               (870)
         81           OMX Stock Index Future          Stockholm        April 2006       $ 1,074,954              6,314
         32           SPI 200 Index Future            Sydney           June 2006        $ 2,840,720             90,763
         78           TOPIX Index Future              Tokyo            June 2006        $10,798,197            621,839
      ------------------------------------------------------------------------------------------------------------------
      Total Unrealized Appreciation - Net                                                                    $ 771,864
                                                                                                             =========

Master International Index Series
Schedule of Investments as of March 31, 2006                   (in U.S. dollars)

o Forward foreign exchange contracts purchased as of March 31, 2006 were as follows:

      -----------------------------------------------------------------------------------------------------------
                                                                                                     Unrealized
      Foreign Currency                                                               Settlement     Appreciation
      Purchased                                                                         Date       (Depreciation)
      -----------------------------------------------------------------------------------------------------------
      AUD      3,082,000                                                              May 2006      $ (51,353)
      CHF      4,266,000                                                              May 2006         (7,452)
      EUR      13,871,000                                                             May 2006        157,016
      GBP      5,484,000                                                              May 2006        (55,494)
      HKD      3,110,000                                                              May 2006            (22)
      JPY      1,365,196,000                                                          May 2006       (104,706)
      NOK      487,000                                                                May 2006          2,192
      SEK      8,936,000                                                              May 2006          2,702
      -----------------------------------------------------------------------------------------------------------
      Total Unrealized Depreciation on Forward Foreign Exchange Contracts  -
      Net (USD Commitment - $45,144,063)                                                            $ (57,117)
                                                                                                    =========

o Forward foreign exchange contracts sold as of March 31, 2006 were as follows:

      -----------------------------------------------------------------------------------------------------------
                                                                                                     Unrealized
      Foreign Currency                                                              Settlement      Appreciation
      Sold                                                                             Date        (Depreciation)
      -----------------------------------------------------------------------------------------------------------
      AUD      1,670,000                                                              May 2006      $  33,772
      CHF      1,750,000                                                              May 2006          1,274
      EUR      5,515,000                                                              May 2006        (92,606)
      GBP      3,790,000                                                              May 2006         11,876
      JPY      617,100,000                                                            May 2006         14,464
      NOK      487,000                                                                May 2006         (1,713)
      SEK      3,680,000                                                              May 2006         (7,223)
      -----------------------------------------------------------------------------------------------------------
      Total Unrealized Depreciation on Forward Foreign Exchange Contracts -
      Net (USD Commitment - $21,572,818)                                                            $ (40,156)
                                                                                                    =========

o     Currency Abbreviations:

      AUD      Australian Dollar
      CHF      Swiss Franc
      EUR      Euro
      GBP      British Pound
      HKD      Hong Kong Dollar
      JPY      Japanese Yen
      NOK      Norwegian Krone
      SEK      Swedish Krona
      USD      U.S. Dollar

The American Beacon Money Market Fund invests all of its investable assets in the American Beacon Master Money Market Portfolio. The Schedule of Investments for the American Beacon Master Money Market Portfolio for the fiscal quarter ended March 31, 2006 is provided below.

AMERICAN BEACON MASTER MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS
March 31, 2006 (Unaudited)

                                                                             PAR
                                                                            AMOUNT         VALUE
                                                                           -------       ---------
                                                                           (DOLLARS IN THOUSANDS)
FUNDING AGREEMENTS - 1.80%
   Metropolitan Life Insurance Co., 4.42%, Due 3/1/2007                    150,000         150,000
                                                                                         ---------
   TOTAL FUNDING AGREEMENTS                                                                150,000
                                                                                         ---------
MEDIUM-TERM NOTES - 39.16%
   American Honda Finance Corp.,
      4.73%, Due 7/11/2006 ++ #                                             37,100          37,118
      4.919%, Due 8/15/2006 ++ #                                            10,000          10,007
      4.58%, Due 10/10/2006 ++ #                                            30,000          30,006
      4.60%, Due 10/18/2006 ++ #                                            47,000          47,001
      4.67%, Due 11/7/2006 ++ #                                             55,000          55,000
      4.44%, Due 12/12/2006 ++ #                                            63,000          62,996
      4.74%, Due 1/16/2007 ++ #                                             25,000          25,030
      4.60%, Due 1/26/2007 ++ #                                             50,000          49,998
      4.90%, Due 2/20/2007 ++ #                                             10,000          10,013
   ASIF Global Financing,
      4.75%, Due 8/11/2006 ++ # SS                                         135,000         135,014
      4.97%, Due 12/11/2006 ++ #                                            30,000          30,021
      4.774%, Due 2/23/2007 ++ #                                           209,250         209,263
   Bank of America Corp., 4.66%, Due 9/1/2006 ++                             9,500           9,510
   Bank One Corp., 4.86%, Due 8/11/2006 ++                                  30,000          30,017
   Citigroup Global Markets Holdings, Inc.,
      4.587%, Due 6/6/2006 ++                                               25,000          25,008
      4.75%, Due 7/25/2006 ++                                              129,750         129,812
      4.59%, Due 12/12/2006 ++                                              13,178          13,191
      4.987%, Due 3/16/2007 ++                                             125,000         125,120
   Credit Suisse First Boston USA, Inc., 5.10%, Due 4/5/2007 ++            190,493         190,702
   General Electric Capital Corp.,
      4.91%, Due 5/12/2006 ++                                               10,983          10,985
      4.96%, Due 3/9/2007 ++                                                32,500          32,540
      4.67%, Due 4/17/2007 ++                                              180,000         180,000
   Goldman Sachs Group, Inc., 4.81%, Due 10/27/2006 ++                      50,000          50,049
   HBOS Treasury Services PLC,
      4.547%, Due 6/30/2006 ++ #                                           193,600         193,622
      4.80%, Due 8/28/2006 ++ #                                             40,000          40,007
   HSBC Finance Corp.,
      4.69%, Due 10/27/2006 ++                                              40,000          40,014
      4.85%, Due 2/28/2007 ++                                                8,500           8,505
   JP Morgan Chase & Co., 4.61%, Due 12/12/2006 ++                          24,500          24,526
   JP Morgan Chase Bank, NA, 4.619%, Due 1/12/2007 ++                       63,000          63,036
   Merrill Lynch & Company, Inc.,
      4.662%, Due 10/19/2006 ++                                            153,000         153,052
      4.81%, Due 10/27/2006 ++                                              48,100          48,148
   Metropolitan Life Global Funding I, 4.96%, Due 8/28/2006 ++ #            32,620          32,640
   Monumental Global Funding II, 4.529%, Due 12/27/2006 ++ #                40,000          40,007
   Morgan Stanley, 4.78%, Due 11/9/2006 ++                                  40,000          40,018
   PACCAR Financial Corp.,
      4.55%, Due 4/26/2006 ++                                               70,000          69,997

      4.42%, Due 9/20/2006 ++                                               33,000          32,989
      4.36%, Due 12/4/2006 ++                                              125,000         124,958
   Toyota Motor Credit Corp.,
      4.57%, Due 7/14/2006 ++                                              175,000         175,009
      4.436%, Due 9/15/2006 ++                                              84,200          84,201
   Wachovia Corp., 4.77%, Due 2/6/2007 ++                                  153,925         154,040
   Wells Fargo & Co.,
      4.57%, Due 6/12/2006 ++                                               75,500          75,519
      4.581%, Due 9/15/2006 ++                                              42,975          42,999
      5.00%, Due 3/23/2007 ++                                              174,100         174,273
      4.56%, Due 4/15/2007 ++ #                                            150,000         150,000
                                                                                         ---------
   TOTAL MEDIUM-TERM NOTES                                                               3,265,961
                                                                                         ---------
PROMISSORY NOTES - 3.60%
PROMISSORY NOTE - 3.60%
   Goldman Sachs Group, Inc., 4.78%, Due 2/9/2007 ++ #                     300,000         300,000
                                                                                         ---------
   TOTAL PROMISSORY NOTES                                                                  300,000
                                                                                         ---------
ASSET-BACKED COMMERCIAL PAPER - 11.90%
   FCAR Owner Trust,
      Series II, 4.44%, Due 4/4/2006                                       150,000         149,982
      Series I, 4.51%, Due 4/17/2006                                        50,000          49,912
      Series I, 4.54%, Due 4/26/2006                                        75,000          74,770
      Series I, 4.53%, Due 5/8/2006                                        150,000         149,301
   Fountain Square Commercial Funding,
      4.84%, Due 4/24/2006 #                                                48,250          48,114
      4.29%, Due 4/26/2006 #                                                50,000          49,846
   Golden Funding Corp., 4.52%, Due 4/13/2006 #                             40,000          39,950
   GOVCO, Inc., 4.45%, Due 4/7/2006                                         50,000          49,975
   Sigma Finance, Inc.,
      4.45%, Due 4/3/2006 #                                                 20,000          20,000
      4.45%, Due 4/5/2006 #                                                 25,000          24,994
   Stanfield Victoria,
      4.45%, Due 4/3/2006 #                                                 40,000          40,000
      4.50%, Due 4/6/2006 #                                                 28,034          28,024
      4.50%, Due 4/10/2006 #                                                30,000          29,974
      4.57%, Due 4/18/2006 #                                                95,000          94,819
      4.61%, Due 5/2/2006 #                                                 57,000          56,788
      4.86%, Due 6/1/2006 #                                                 37,000          36,705
      4.80%, Due 6/5/2006 #                                                 50,000          49,580
                                                                                         ---------
   TOTAL ASSET-BACKED COMMERCIAL PAPER                                                     992,734
                                                                                         ---------
CERTIFICATES OF DEPOSIT AND BANK NOTES - 27.22%
   Barclays Bank PLC, 4.512%, Due 6/21/2006 ++                              47,500          47,499
   BB&T Corp., 4.568%, Due 1/24/2007 ++                                    150,000         149,997
   Canadian Imperial Bank of Commerce, 4.47%, Due 6/2/2006 ++               50,000          50,004
   Credit Suisse First Boston, 4.74%, Due 5/10/2006 ++                     175,000         175,006
   Fifth Third Bancorp, 4.62%, Due 8/3/2006 ++                              35,000          34,996
   HSBC Bank USA,
      4.72%, Due 5/4/2006 ++                                                98,000          98,003
      4.509%, Due 12/14/2006 ++                                            268,700         268,787
   JP Morgan Chase Bank, NA,
      4.78%, Due 5/1/2006 ++                                                15,000          15,002
      4.81%, Due 5/5/2006 ++                                                54,375          54,381
   Royal Bank of Canada,
      4.865%, Due 12/22/2006                                                30,000          29,990
      4.589%, Due 1/12/2007                                                 10,000          10,003

   Royal Bank of Scotland Plc,
      4.54%, Due 11/21/2006 ++ #                                           150,000         150,000
      4.79%, Due 11/24/2006 ++ #                                            30,200          30,207
      4.527%, Due 3/30/2007 ++ #                                           178,000         178,051
   SouthTrust Bank,
      4.44%, Due 6/1/2006 ++                                                20,000          20,002
      4.99%, Due 3/19/2007 ++                                               34,875          34,907
   State Street Bank & Trust Co.,
      4.461%, Due 12/15/2006 ++                                             16,950          16,948
      4.55%, Due 1/16/2007 ++                                               59,500          59,507
   SunTrust Banks, Inc.,
      4.691%, Due 5/12/2006 ++                                             150,000         150,000
      4.75%, Due 5/17/2006 ++                                               94,100          94,104
   US Bank, NA,
      4.66%, Due 7/28/2006 ++                                              135,845         135,856
      4.583%, Due 1/25/2007 ++                                             190,000         190,006
      4.917%, Due 3/16/2007 ++                                              50,000          50,019
   Wachovia Bank, NA,
      4.79%, Due 12/4/2006 ++                                               27,000          27,000
      4.92%, Due 3/30/2007 ++                                              200,000         199,998
                                                                                         ---------
   TOTAL CERTIFICATES OF DEPOSIT AND BANK NOTES                                          2,270,273
                                                                                         ---------
COMMERCIAL PAPER - 0.72%
CERTIFICATES OF DEPOSIT AND BANK NOTES - 0.72%
   HBOS Treasury Services PLC, 4.43%, Due 4/6/2006                          60,000          59,978
                                                                                         ---------
   TOTAL COMMERCIAL PAPER                                                                   59,978
                                                                                         ---------
EURODOLLAR TIME DEPOSITS - 11.69%
   Deutsche Bank AG, 4.875%, Due 4/3/2006                                  225,000         225,000
   ING Bank, NV, 4.535%, Due 4/3/2006                                      150,000         150,000
   Rabobank Nederland, 4.53%, Due 4/3/2006                                 200,000         200,000
   Societe Generale, 4.58%, Due 4/3/2006                                   400,000         400,000
                                                                                         ---------
   TOTAL EURODOLLAR TIME DEPOSITS                                                          975,000
                                                                                         ---------
SHORT TERM INVESTMENTS - 3.53%
   Barclays Capital, Inc., 4.84%, Due 4/3/2006                             140,000         140,000
   Goldman Sachs, 4.83%, Due 4/3/2006                                       99,565          99,565
   UBS Securities, LLC, 4.82%, Due 4/3/2006                                 55,000          55,000
                                                                                         ---------
   TOTAL SHORT TERM INVESTMENTS                                                            294,565
                                                                                         ---------
TOTAL INVESTMENTS - 99.62% (COST $8,308,511)                                             8,308,511
OTHER ASSETS, NET OF LIABILITIES - 0.38%                                                    32,170
                                                                                         ---------
TOTAL NET ASSETS - 100.00%                                                               8,340,681
                                                                                         =========



         Percentages are stated as a percent of net assets.

         Based on cost of investments of $8,308,511 for federal income tax purposes at March 31, 2006, there was no unrealized appreciation or depreciation of investments.

++ The coupon rate shown on floating or adjustable rate securities represents the rate at period end. The due date on these types of securities reflects the final maturity date.

# Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $2,334,795 or 28% of net assets.

SS       Variable rate.

AMERICAN BEACON FUNDS
SUPPLEMENTARY NOTES TO SCHEDULES OF INVESTMENTS
--------------------------------------------------------------------------------

   Security Valuation

         Investments are valued at the close of the New York Stock Exchange (the "Exchange"), normally 4 p.m. ET, each day that the Exchange is open for business. Equity securities for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade.

         Debt securities (other than short-term securities) normally are valued on the basis of prices provided by an independent pricing service and may take into account appropriate factors such as institution-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. When a price is unavailable from a pricing service or when the price provided by the pricing service is deemed not to represent fair value, the prices of debt securities may be determined using quotes obtained from brokers.

         Investments in mutual funds are valued at the closing net asset value per share of the mutual fund on the day of valuation. Investment grade short-term obligations with 60 days or less to maturity are valued using the amortized cost method which approximates market value.

         Securities for which the market prices are not readily available or are not reflective of the fair value of the security will be priced at a fair value following procedures approved by the Board of Trustees (the "Board"). In the light of the judgment involved in fair value decisions, there can be no assurance that a fair value assigned to a particular security is accurate.

         Most foreign markets close before the Exchange. Developments that could affect the values of securities that occur between the close of a foreign market and the close of the Exchange normally will not be reflected in security valuations. If such developments are so significant such that they will, in the judgement of the pricing committee of the funds, clearly and materially affect the value of securities, the previous closing prices may be adjusted to reflect the fair value of the securities as of the close of the Exchange, as determined in good faith and pursuant to procedures approved by the Board. Adjustments to closing prices to reflect fair value on affected foreign securities may be provided by an independent pricing service.


   Currency Translation

         All assets and liabilities initially expressed in foreign currency values are converted into U.S. dollar values at the mean of the bid and ask prices of such currencies against U.S. dollars as last quoted by a recognized dealer. Income, expenses and purchases and sales of investments are translated into U.S. dollars at the rate of exchange prevailing on the respective dates of such transactions.

The American Beacon Municipal Money Market Fund invests all of its investable assets in the American Beacon Master Municipal Money Market Portfolio. The Schedule of Investments for the American Beacon Master Municipal Money Market Portfolio for the fiscal quarter ended March 31, 2006 is provided below.

AMERICAN BEACON MASTER MUNICIPAL MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS
March 31, 2006 (Unaudited)

                                                                                                        PAR
                                                                                                       AMOUNT         VALUE
                                                                                                       ------         -----
                                                                                                      (DOLLARS IN THOUSANDS)
ALABAMA - 3.25%
     Infirmary Health System Special Care Facilities Financial Authority of Mobile Revenue Bonds,
     Series 2006A, 3.18%, Due 2/1/2040, LOC Bank of Nova Scotia                                         1,000         1,000
                                                                                                                     ------
     TOTAL ALABAMA                                                                                                    1,000
                                                                                                                     ------
CALIFORNIA - 3.25%
     Los Angeles Department of Airports Revenue Bonds, Series 2003 A, (Airport, port and marina
     improvements), 3.09%, Due 5/15/2016, LOC BNP Paribas                                               1,000         1,000
                                                                                                                     ------
     TOTAL CALIFORNIA                                                                                                 1,000
                                                                                                                     ------
COLORADO - 10.06%
     Colorado Educational and Cultural Facilities Authority Variable Rate Demand Revenue Bonds,
     Series C-1, (National Jewish Federation Bond Program), 3.18%, Due 9/1/2035, LOC US Bank, NA        1,100         1,100

     Colorado Educational and Cultural Facilities Variable Rate Demand Revenue Bonds, Series A7,
     (National Jewish Federation Bond Program), 3.18%, Due 7/1/2029, LOC Bank Of America, NA            1,000         1,000

     University of Colorado Hospital System Revenue Bonds, Series 2004B, 3.18%, Due 11/15/2035,
     LOC Citibank, NA                                                                                   1,000         1,000
                                                                                                                     ------
     TOTAL COLORADO                                                                                                   3,100
                                                                                                                     ------
FLORIDA - 13.42%
     Alachua County, Florida Housing Financial Authority, Multifamily Housing Revenue Bonds,
     Series 2001, (University Cove Apartment Project), 3.22%, Due 6/15/2034, LOC Fannie Mae             1,830         1,830

     Orange County Health Facilities Authority, Variable Rate Demand Revenue Bonds, Series 1992,
     (Adventist Health System/Sunbelt, Inc.), 3.28%, Due 11/15/2014, LOC Suntrust Bank                    900           900

     University Athletic Association, Inc. Revenue Bonds, Series 2001 Bonds, 3.17%, Due
     10/1/2031, LOC Suntrust Bank                                                                       1,405         1,405
                                                                                                                     ------
     TOTAL FLORIDA                                                                                                    4,135
                                                                                                                     ------
ILLINOIS - 8.77%
     Illinois Finance Authority Variable Rate Revenue Bonds, Series 2005B, 3.18%, Due 5/15/2035,
     LOC JP Morgan Chase                                                                                  900           900

     Village of Richton Park, Illinois-Industrial Development Revenue Bonds, Series 1997, (Avatar
     Corporation Project), 3.32%, Due 4/1/2027, LOC Fifth Third Bank                                    1,800         1,800
                                                                                                                     ------
     TOTAL ILLINOIS                                                                                                   2,700
                                                                                                                     ------
INDIANA - 3.25%
     Fort Wayne, Indiana Industrial Economic Development Revenue Bonds, Series 1989, (ND-Tech
     Corporation Project), 3.29%, Due 7/1/2009, LOC Bank One, NA                                        1,000         1,000
                                                                                                                     ------
     TOTAL INDIANA                                                                                                    1,000
                                                                                                                     ------
KENTUCKY - 7.49%
     Breckinridge County, Kentucky Lease Program Revenue Bonds, Series A, 3.18%, Due 2/1/2032,
     LOC US Bank, NA                                                                                    1,206         1,206

     Carroll County, Kentucky Solid Waste Disposal Revenue Bonds, Series 2001, (North American
     Stainless, L.P.), 3.19%, Due 5/1/2031, LOC Fifth Third Bank                                        1,100         1,100
                                                                                                                     ------
     TOTAL KENTUCKY                                                                                                   2,306
                                                                                                                     ------
MARYLAND - 5.45%
     Montgomery County, Maryland Variable Rate Housing Revenue Bonds, Series 1997, Issue I (The
     Grand), 3.19%, Due 6/1/2030, LOC Federal National Mortgage Association                             1,680         1,680
                                                                                                                     ------
     TOTAL MARYLAND                                                                                                   1,680
                                                                                                                     ------
MICHIGAN - 5.76%
     Michigan State Housing Development Authority, Variable Rate Limited Obligation Multifamily
     Housing Revenue Refunding Bonds, 3.21%, Due 6/1/2018, LOC Bank of New York                         1,775         1,775
                                                                                                                     ------
     TOTAL MICHIGAN                                                                                                   1,775
                                                                                                                     ------

NEVADA - 3.25%
     Nevada Housing Division-Variable Rate Demand Multi-Unit Housing Revenue Bonds, Series 2004,
     (Sundance Village Apartments), 3.20%, Due 10/1/2035, LOC Citibank, NA                              1,000         1,000
                                                                                                                     ------
     TOTAL NEVADA                                                                                                     1,000
                                                                                                                     ------
NEW MEXICO - 3.25%
     City of Farmington Pollution Control Revenue Bonds, Series 1994B, (Arizona Public Service
     Company), 3.15%, Due 9/1/2024                                                                      1,000         1,000
                                                                                                                     ------
     TOTAL NEW MEXICO                                                                                                 1,000
                                                                                                                     ------
NEW YORK - 11.04%
     Long Island Power Authority Subordinated Revenue Bonds, Subseries 1B, 3.18%, Due 5/1/2033,
     LOC State Street Bank                                                                              1,000         1,000

     New York City Housing Development Corporation, Multi-Family Mortgage Revenue Bonds,
     Series 2002A, (First Avenue Development), 3.19%, Due 10/15/2035, LOC Fannie Mae                      800           800

     New York State Housing Finance Agency, 66 West 38th Street Housing Revenue Bonds, Series
     2000A, 3.20%, Due 5/15/2033, LOC Fannie Mae                                                        1,600         1,600
                                                                                                                     ------
     TOTAL NEW YORK                                                                                                   3,400
                                                                                                                     ------
OHIO - 5.52%
     Ohio Water Development Authority, Environmental Improvement Revenue Bonds, Series 2000B,
     (Waste Management, Incorporated Project), 3.27%, Due 7/1/2020, LOC Fleet National Bank             1,700         1,700
                                                                                                                     ------
     TOTAL OHIO                                                                                                       1,700
                                                                                                                     ------
TEXAS - 3.90%
     City of Midlothian, Texas Industrial Development Corporation, Environmental Facilities
     Revenue Bonds, Series 1999, (Holnam Texas Limited Partnership Project), 3.23%, Due
     9/1/2031, LOC Bank One                                                                             1,200         1,200
                                                                                                                     ------
     TOTAL TEXAS                                                                                                      1,200
                                                                                                                     ------
UTAH - 3.73%
     Morgan County UT Solid Waste Disposal Revenue Bonds, Series 1996, (Holman, Inc. Project),
     3.24%, Due 8/1/2031, LOC Wachovia Bank, NA                                                         1,150         1,150
                                                                                                                     ------
     TOTAL UTAH                                                                                                       1,150
                                                                                                                     ------
WYOMING - 4.87%
     Sweetwater County, Wyoming Pollution Control Revenue Refunding Bonds, Series 1990A,
     (Pacificorp Project), 3.18%, Due 7/1/2015, LOC Barclays Bank PLC                                   1,500         1,500
                                                                                                                     ------
     TOTAL WYOMING                                                                                                    1,500
                                                                                                                     ------

                                                                                                      SHARES
                                                                                                    ---------
SHORT TERM INVESTMENTS - 3.50%
     BlackRock Provident MuniCash Fund                                                                 50,298            50
     Federated Municipal Obligations Fund                                                           1,032,098         1,032
                                                                                                                     ------
     TOTAL SHORT TERM INVESTMENTS                                                                                     1,082
                                                                                                                     ------
TOTAL INVESTMENTS   - 99.76% (COST $30,728)                                                                          30,728
OTHER ASSETS, NET OF LIABILITIES - 0.24%                                                                                 75
                                                                                                                     ------
TOTAL NET ASSETS - 100.00%                                                                                           30,803
                                                                                                                     ======

         Percentages are stated as a percent of net assets.

         For municipal obligations, rates associated with money market securities represent yield to maturity or yield to next reset date.

         Based on cost of investments of $30,728 for federal income tax purposes at March 31, 2006, there was no unrealized appreciation or depreciation of investments.

AMERICAN BEACON FUNDS
SUPPLEMENTARY NOTES TO SCHEDULES OF INVESTMENTS
--------------------------------------------------------------------------------

   Security Valuation

         Investments are valued at the close of the New York Stock Exchange (the "Exchange"), normally 4 p.m. ET, each day that the Exchange is open for business. Equity securities for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade.

         Debt securities (other than short-term securities) normally are valued on the basis of prices provided by an independent pricing service and may take into account appropriate factors such as institution-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. When a price is unavailable from a pricing service or when the price provided by the pricing service is deemed not to represent fair value, the prices of debt securities may be determined using quotes obtained from brokers.

         Investments in mutual funds are valued at the closing net asset value per share of the mutual fund on the day of valuation. Investment grade short-term obligations with 60 days or less to maturity are valued using the amortized cost method which approximates market value.

         Securities for which the market prices are not readily available or are not reflective of the fair value of the security will be priced at a fair value following procedures approved by the Board of Trustees (the "Board"). In the light of the judgment involved in fair value decisions, there can be no assurance that a fair value assigned to a particular security is accurate.

         Most foreign markets close before the Exchange. Developments that could affect the values of securities that occur between the close of a foreign market and the close of the Exchange normally will not be reflected in security valuations. If such developments are so significant such that they will, in the judgement of the pricing committee of the funds, clearly and materially affect the value of securities, the previous closing prices may be adjusted to reflect the fair value of the securities as of the close of the Exchange, as determined in good faith and pursuant to procedures approved by the Board. Adjustments to closing prices to reflect fair value on affected foreign securities may be provided by an independent pricing service.


   Currency Translation

         All assets and liabilities initially expressed in foreign currency values are converted into U.S. dollar values at the mean of the bid and ask prices of such currencies against U.S. dollars as last quoted by a recognized dealer. Income, expenses and purchases and sales of investments are translated into U.S. dollars at the rate of exchange prevailing on the respective dates of such transactions.

The American Beacon S&P 500 Index Fund invests all of its investable assets in the State Street Equity 500 Index Portfolio of the State Street Master Funds. The Schedule of Investments for the State Street Equity 500 Index Portfolio for the fiscal quarter ended March 31, 2006 is provided below.

STATE STREET EQUITY 500 INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS -
MARCH 31, 2006 (UNAUDITED)

                                                                         MARKET
                                                                          VALUE
                                                               SHARES     (000)
                                                              -------   --------
COMMON STOCKS -- 97.3%
CONSUMER DISCRETIONARY -- 10.3%
Amazon.Com, Inc. (a)                                           65,300   $  2,384
Apollo Group, Inc. (a)                                         29,475      1,548
AutoNation, Inc. (a)                                           38,400        828
AutoZone, Inc. (a)                                             11,887      1,185
Bed Bath & Beyond, Inc. (a)                                    59,014      2,266
Best Buy Co., Inc.                                             85,381      4,775
Big Lots, Inc. (a)                                             24,438        341
Black & Decker Corp.                                           16,433      1,428
Brunswick Corp.                                                19,929        774
Carnival Corp.                                                 89,919      4,259
CBS Corp.                                                     161,898      3,882
Centex Corp.                                                   25,776      1,598
Circuit City Stores, Inc.                                      32,539        797
Clear Channel Communications, Inc.                            108,765      3,155
Coach, Inc. (a)                                                80,700      2,791
Comcast Corp. (a)                                             448,167     11,724
Cooper Tire & Rubber Co.                                       12,537        180
D.R. Horton, Inc.                                              56,700      1,884
Darden Restaurants, Inc.                                       27,410      1,125
Dillard's, Inc. Class A                                        13,653        356
Dollar General Corp.                                           63,615      1,124
Dow Jones & Co., Inc.                                          12,526        492
Eastman Kodak Co.                                              60,837      1,730
eBay, Inc. (a)                                                241,720      9,442
EW Scripps Co.                                                 18,000        805
Family Dollar Stores, Inc.                                     30,868        821
Federated Department Stores, Inc.                              56,690      4,138
Ford Motor Co.                                                388,655      3,094
Fortune Brands, Inc.                                           30,966      2,497
Gannett Co., Inc.                                              49,938      2,992
Gap, Inc.                                                     120,630      2,253
General Motors Corp.                                          116,473      2,477
Genuine Parts Co.                                              36,593      1,604
Goodyear Tire & Rubber Co. (a)                                 37,942        549
H&R Block, Inc.                                                69,420      1,503
Harley-Davidson, Inc.                                          57,438      2,980
Harman International Industries, Inc.                          13,900      1,545
Harrah's Entertainment, Inc.                                   38,433      2,996
Hasbro, Inc.                                                   36,787        776
Hilton Hotels Corp.                                            70,043      1,783
Home Depot, Inc.                                              445,157     18,830
International Game Technology                                  70,352      2,478
Interpublic Group of Cos., Inc. (a)                            88,477        846
JC Penney & Co., Inc.                                          47,788      2,887
Johnson Controls, Inc.                                         40,896      3,105
Jones Apparel Group, Inc.                                      23,979        848
KB HOME                                                        16,562      1,076
Knight-Ridder, Inc.                                            14,091        891
Kohl's Corp. (a)                                               72,610      3,849
Leggett & Platt, Inc.                                          38,254   $    932
Lennar Corp. Class A                                           28,700      1,733
Limited Brands                                                 72,969      1,785
Liz Claiborne, Inc.                                            22,041        903
Lowe's Cos., Inc.                                             163,823     10,557
Marriot International, Inc. Class A                            33,839      2,321
Mattel, Inc.                                                   81,445      1,477
Maytag Corp.                                                   17,529        374
McDonald's Corp.                                              262,553      9,021
McGraw-Hill, Inc.                                              76,926      4,433
Meredith Corp.                                                  8,947        499
New York Times Co. Class A                                     30,745        778
Newell Rubbermaid, Inc.                                        57,721      1,454
News Corp. Class A                                            503,100      8,357
NIKE, Inc. Class B                                             40,013      3,405
Nordstrom, Inc.                                                45,876      1,797
Office Depot, Inc. (a)                                         61,970      2,308
OfficeMax, Inc.                                                14,319        432
Omnicom Group, Inc.                                            37,517      3,123
Pulte Homes, Inc.                                              44,872      1,724
Radioshack Corp.                                               28,653        551
Sears Holdings Corp. (a)                                       20,552      2,718
Sherwin-Williams Co.                                           22,670      1,121
Snap-On, Inc.                                                  12,548        478
Stanley Works                                                  15,532        787
Staples, Inc.                                                 154,025      3,931
Starbucks Corp. (a)                                           159,752      6,013
Starwood Hotels & Resorts Worldwide, Inc.
   Class B                                                     45,212      3,062
Target Corp.                                                  183,457      9,542
Tiffany & Co.                                                  30,068      1,129
Time Warner, Inc.                                             944,147     15,852
TJX Cos., Inc.                                                 96,813      2,403
Tribune Co.                                                    54,955      1,507
Univision Communications, Inc. Class A (a)                     46,818      1,614
V.F. Corp.                                                     18,488      1,052
Viacom, Inc. (a)                                              162,298      6,297
Walt Disney Co.                                               403,573     11,256
Wendy's International, Inc.                                    23,967      1,487
Whirlpool Corp.                                                14,166      1,296
Yum! Brands, Inc.                                              57,822      2,825
                                                                        --------
                                                                         260,025
                                                                        --------
CONSUMER STAPLES -- 9.0%
Alberto Culver Co. Class B                                     16,058        710
Albertson's, Inc.                                              78,113      2,005
Altria Group, Inc.                                            437,364     30,992
Anheuser-Busch Cos., Inc.                                     161,567      6,910
Archer-Daniels-Midland Co.                                    136,767      4,602
Avon Products, Inc.                                            94,448      2,944
Brown-Forman Corp. Class B                                     17,682      1,361
Campbell Soup Co.                                              39,583      1,283
Clorox Co.                                                     31,310      1,874
Coca-Cola Co.                                                 431,735     18,077

STATE STREET EQUITY 500 INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS - (CONTINUED)
MARCH 31, 2006 (UNAUDITED)

                                                                         MARKET
                                                                          VALUE
                                                               SHARES     (000)
                                                              -------   --------
CONSUMER STAPLES -- (CONTINUED)
Coca-Cola Enterprises, Inc.                                    64,300   $  1,308
Colgate-Palmolive Co.                                         108,035      6,169
ConAgra Foods, Inc.                                           109,746      2,355
Constellation Brands, Inc. Class A (a)                         40,600      1,017
Costco Wholesale Corp.                                         99,551      5,392
CVS Corp.                                                     171,584      5,125
Dean Foods Co. (a)                                             28,400      1,103
Estee Lauder Cos, Inc.                                         22,600        841
General Mills, Inc.                                            74,364      3,769
H.J. Heinz Co.                                                 70,320      2,667
Hershey Foods Corp.                                            38,008      1,985
Kellogg Co.                                                    52,729      2,322
Kimberly-Clark Corp.                                           96,564      5,581
Kroger Co.                                                    152,022      3,095
McCormick & Co., Inc.                                          28,600        968
Molson Coors Brewing Co., Class B                              12,244        840
Pepsi Bottling Group, Inc.                                     28,353        862
PepsiCo, Inc.                                                 347,010     20,054
Procter & Gamble Co.                                          689,257     39,715
Reynolds American, Inc.                                        18,240      1,924
Safeway, Inc.                                                  95,193      2,391
Sara Lee Corp.                                                158,717      2,838
SuperValu, Inc.                                                29,060        896
Sysco Corp.                                                   130,681      4,188
Tyson Foods, Inc., Class A                                     53,800        739
UST Corp.                                                      34,647      1,441
Wal-Mart Stores, Inc.                                         523,528     24,731
Walgreen Co.                                                  211,110      9,105
Whole Foods Market, Inc.                                       29,000      1,927
Wrigley Wm., Jr. Co.                                           37,416      2,395
                                                                        --------
                                                                         228,501
                                                                        --------
ENERGY -- 9.4%
Amerada Hess Corp.                                             17,002      2,421
Anadarko Petroleum Corp.                                       48,454      4,894
Apache Corp.                                                   69,030      4,522
Baker Hughes, Inc.                                             71,880      4,917
BJ Services Co.                                                68,410      2,367
Burlington Resources, Inc.                                     78,756      7,238
Chesapeake Energy Corp.                                        76,400      2,400
ChevronTexaco Corp.                                           466,488     27,042
ConocoPhillips                                                288,882     18,243
Devon Energy Corp.                                             92,622      5,666
El Paso Corp.                                                 140,994      1,699
EOG Resources, Inc.                                            51,068      3,677
ExxonMobil Corp.                                            1,279,702     77,883
Halliburton Co.                                               107,986      7,885
Kerr-McGee Corp.                                               23,821      2,274
Kinder Morgan, Inc.                                            22,338      2,055
Marathon Oil Corp.                                             77,257      5,885
Murphy Oil Corp.                                               34,900      1,739
Nabors Industries, Ltd. (a)                                    33,015      2,363
National Oilwell Varco, Inc. (a)                               36,200      2,321
Noble Corp.                                                    29,023   $  2,354
Occidental Petroleum Corp.                                     89,723      8,313
Rowan Cos., Inc.                                               23,239      1,022
Schlumberger, Ltd.                                            123,807     15,670
Sunoco, Inc.                                                   27,956      2,169
Transocean, Inc. (a)                                           68,295      5,484
Valero Energy Corp.                                           129,800      7,759
Weatherford International Ltd. (a)                             72,700      3,326
Williams Cos., Inc.                                           121,537      2,600
XTO Energy, Inc.                                               76,800      3,346
                                                                        --------
                                                                         239,534
                                                                        --------
FINANCIALS -- 20.4%
ACE, Ltd.                                                      67,255      3,498
AFLAC, Inc.                                                   104,416      4,712
Allstate Corp.                                                135,107      7,040
Ambac Financial Group, Inc.                                    22,047      1,755
American Express Co.                                          259,373     13,630
American International Group, Inc.                            543,983     35,952
Ameriprise Financial, Inc.                                     51,694      2,329
AmSouth Bancorp                                                72,519      1,962
AON Corp.                                                      67,623      2,807
Apartment Investment & Management Co.
   Class A                                                     20,500        961
Archstone-Smith Trust                                          43,400      2,117
Bank of America Corp.                                         973,428     44,330
Bank of New York Co., Inc.                                    162,379      5,852
BB&T Corp.                                                    112,218      4,399
Bear Stearns Cos., Inc.                                        25,099      3,481
Boston Properties, Inc.                                        14,900      1,388
Capital One Financial Corp.                                    63,115      5,082
Charles Schwab Corp.                                          217,193      3,738
Chubb Corp.                                                    41,839      3,993
Cincinnati Financial Corp.                                     36,505      1,536
CIT Group, Inc.                                                42,000      2,248
Citigroup, Inc.                                             1,046,071     49,406
Comerica, Inc.                                                 34,432      1,996
Compass Bancshares, Inc.                                       26,100      1,321
Countrywide Financial Corp.                                   125,486      4,605
E*Trade Financial Corp. (a)                                    86,300      2,328
Equity Office Properties Trust                                 85,441      2,869
Equity Residential                                             60,907      2,850
Fannie Mae                                                    202,029     10,384
Federal Home Loan Mortgage Corp.                              145,246      8,860
Federated Investors, Inc. Class B                              18,100        707
Fifth Third Bancorp                                           116,300      4,578
First Horizon National Corp.                                   26,117      1,088
Franklin Resources, Inc.                                       32,144      3,029
Genworth Financial, Inc.                                       79,000      2,641
Golden West Financial Corp.                                    53,622      3,641
Goldman Sachs Group, Inc.                                      91,400     14,346

STATE STREET EQUITY 500 INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS - (CONTINUED)
MARCH 31, 2006 (UNAUDITED)

                                                                         MARKET
                                                                          VALUE
                                                              SHARES      (000)
                                                            ---------   --------
FINANCIALS -- (CONTINUED)
Hartford Financial Services Group, Inc.                        63,588   $  5,122
Huntington Bancshares, Inc.                                    49,154      1,186
J.P. Morgan Chase & Co.                                       730,419     30,415
Janus Capital Group, Inc.                                      44,919      1,041
Jefferson-Pilot Corp.                                          28,460      1,592
KeyCorp                                                        85,209      3,136
Kimco Realty Corp.                                             41,700      1,695
Lehman Brothers Holdings, Inc.                                 56,718      8,197
Lincoln National Corp.                                         36,431      1,989
Loews Corp.                                                    28,314      2,865
M & T Bank Corp.                                               16,700      1,906
Marsh & McLennan Cos., Inc.                                   113,736      3,339
Marshall & Ilsley Corp.                                        43,992      1,917
MBIA, Inc.                                                     28,458      1,711
Mellon Financial Corp.                                         87,423      3,112
Merrill Lynch & Co., Inc.                                     192,027     15,124
MetLife, Inc.                                                 159,107      7,696
MGIC Investment Corp.                                          18,362      1,223
Moody's Corp.                                                  51,030      3,647
Morgan Stanley                                                225,243     14,150
National City Corp.                                           115,391      4,027
North Fork Bancorp, Inc.                                       99,335      2,864
Northern Trust Corp.                                           38,840      2,039
Plum Creek Timber Co., Inc.                                    38,580      1,425
PNC Financial Services Group, Inc.                             61,247      4,123
Principal Financial Group, Inc.                                57,750      2,818
Progressive Corp.                                              41,347      4,311
ProLogis                                                       51,200      2,739
Prudential Financial, Inc.                                    103,700      7,861
Public Storage, Inc.                                           17,700      1,438
Regions Financial Corp.                                        95,809      3,370
SAFECO Corp.                                                   25,864      1,299
Simon Property Group, Inc.                                     38,363      3,228
SLM Corp.                                                      87,542      4,547
Sovereign Bancorp, Inc.                                        74,100      1,624
St. Paul Travelers Cos., Inc.                                 146,025      6,102
State Street Corp. (b)                                         69,025      4,171
SunTrust Banks, Inc.                                           77,972      5,673
Synovus Financial Corp.                                        64,704      1,753
T. Rowe Price Group, Inc.                                      27,790      2,173
Torchmark Corp.                                                22,276      1,272
U.S. Bancorp                                                  377,361     11,510
UnumProvident Corp.                                            62,935      1,289
Vornado Realty Trust                                           24,200      2,323
Wachovia Corp.                                                340,086     19,062
Washington Mutual, Inc.                                       207,813      8,857
Wells Fargo Co.                                               351,211     22,432
XL Capital, Ltd. Class A                                       36,732      2,355
Zions Bancorp                                                  22,119      1,830
                                                                        --------
                                                                         517,037
                                                                        --------
HEALTH CARE -- 12.5%
Abbott Laboratories                                           322,467   $ 13,695
Aetna, Inc.                                                   118,828      5,839
Allergan, Inc.                                                 31,891      3,460
AmerisourceBergen Corp.                                        44,232      2,135
Amgen, Inc. (a)                                               244,875     17,815
Applera Corp. - Applied Biosystems Group                       38,367      1,041
Barr Pharmaceuticals, Inc. (a)                                 20,700      1,304
Bausch & Lomb, Inc.                                            11,325        721
Baxter International, Inc.                                    136,426      5,295
Becton, Dickinson & Co.                                        51,829      3,192
Biogen Idec, Inc. (a)                                          70,973      3,343
Biomet, Inc.                                                   51,841      1,841
Boston Scientific Corp. (a)                                   124,196      2,863
Bristol-Myers Squibb Co.                                      408,017     10,041
C.R. Bard, Inc.                                                22,094      1,498
Cardinal Health, Inc.                                          88,466      6,593
Caremark Rx, Inc.                                              94,308      4,638
Chiron Corp. (a)                                               23,344      1,069
CIGNA Corp.                                                    25,489      3,329
Coventry Health Care, Inc. (a)                                 33,600      1,814
Eli Lilly & Co.                                               237,397     13,128
Express Scripts, Inc. (a)                                      30,600      2,690
Fisher Scientific International, Inc. (a)                      25,900      1,763
Forest Laboratories, Inc. (a)                                  68,306      3,049
Genzyme Corp. (a)                                              54,105      3,637
Gilead Sciences, Inc. (a)                                      97,300      6,054
Guidant Corp.                                                  71,264      5,563
HCA, Inc.                                                      85,459      3,913
Health Management Associates, Inc. Class A                     50,398      1,087
Hospira, Inc. (a)                                              33,936      1,339
Humana, Inc. (a)                                               34,425      1,812
IMS Health, Inc.                                               41,881      1,079
Johnson & Johnson                                             623,646     36,932
King Pharmaceuticals, Inc. (a)                                 52,332        903
Laboratory Corp. of America Holdings (a)                       26,300      1,538
Manor Care, Inc.                                               16,651        738
McKesson Corp.                                                 64,731      3,374
Medco Health Solutions, Inc. (a)                               63,772      3,649
MedImmune, Inc. (a)                                            51,965      1,901
Medtronic, Inc.                                               252,702     12,825
Merck & Co., Inc.                                             458,303     16,146
Millipore Corp. (a)                                            10,728        784
Mylan Laboratories Inc.                                        46,100      1,079
Patterson Cos., Inc. (a)                                       27,600        972
Pfizer, Inc.                                                1,541,974     38,426
Quest Diagnostics Inc.                                         33,800      1,734
Schering-Plough Corp.                                         310,124      5,889
St. Jude Medical, Inc. (a)                                     76,894      3,153
Stryker Corp.                                                  60,908      2,701
Tenet Healthcare Corp. (a)                                     99,009        731

STATE STREET EQUITY 500 INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS - (CONTINUED)
MARCH 31, 2006 (UNAUDITED)

                                                                         MARKET
                                                                          VALUE
                                                              SHARES      (000)
                                                            ---------   --------
HEALTH CARE -- (CONTINUED)
Thermo Electron Corp. (a)                                      33,929   $  1,258
UnitedHealth Group, Inc.                                      284,268     15,879
Watson Pharmaceuticals, Inc. (a)                               22,003        632
Wellpoint, Inc. (a)                                           138,278     10,707
Wyeth                                                         281,631     13,665
Zimmer Holdings, Inc. (a)                                      51,220      3,462
                                                                        --------
                                                                         315,718
                                                                        --------
INDUSTRIALS -- 11.2%
3M Co.                                                        158,184     11,973
Allied Waste Industries, Inc. (a)                              46,467        569
American Power Conversion Corp.                                36,667        847
American Standard Cos., Inc.                                   37,321      1,600
Avery Dennison Corp.                                           23,670      1,384
Boeing Co.                                                    167,745     13,072
Burlington Northern Santa Fe Corp.                             78,150      6,512
Caterpillar, Inc.                                             140,570     10,094
Cendant Corp.                                                 211,322      3,667
Cintas Corp.                                                   29,382      1,252
Cooper Industries, Ltd.                                        19,521      1,696
CSX Corp.                                                      45,824      2,740
Cummins, Inc.                                                   9,973      1,048
Danaher Corp.                                                  49,926      3,173
Deere & Co.                                                    49,941      3,948
Dover Corp.                                                    42,713      2,074
Eaton Corp.                                                    30,878      2,253
Emerson Electric Co.                                           85,535      7,153
Equifax, Inc.                                                  27,769      1,034
FedEx Corp.                                                    63,646      7,188
Fluor Corp.                                                    18,106      1,554
General Dynamics Corp.                                         84,412      5,401
General Electric Co.                                        2,184,423     75,974
Goodrich Co.                                                   25,755      1,123
Honeywell International, Inc.                                 174,042      7,444
Illinois Tool Works, Inc.                                      43,164      4,157
Ingersoll-Rand Co. Class A                                     68,600      2,867
ITT Industries, Inc.                                           39,204      2,204
L-3 Communications Holdings, Inc.                              25,200      2,162
Lockheed Martin Corp.                                          75,371      5,663
Masco Corp.                                                    87,274      2,836
Monster Worldwide, Inc. (a)                                    25,792      1,286
Navistar International Corp. (a)                               13,180        364
Norfolk Southern Corp.                                         85,961      4,648
Northrop Grumman Corp.                                         73,478      5,018
PACCAR, Inc.                                                   35,570      2,507
Pall Corp.                                                     26,774        835
Parker-Hannifin Corp.                                          25,223      2,033
Pitney Bowes, Inc.                                             47,539      2,041
R.R. Donnelley & Sons Co.                                      45,660      1,494
Raytheon Co.                                                   94,114      4,314
Robert Half International, Inc.                                36,214   $  1,398
Rockwell Automation, Inc.                                      37,120      2,669
Rockwell Collins, Inc.                                         36,219      2,041
Ryder Systems, Inc.                                            12,780        572
Southwest Airlines Co.                                        147,740      2,658
Textron, Inc.                                                  27,575      2,575
Tyco International, Ltd.                                      422,348     11,353
Union Pacific Corp.                                            54,940      5,129
United Parcel Service, Inc. Class B                           228,900     18,170
United Technologies Corp.                                     212,714     12,331
W.W. Grainger, Inc.                                            16,109      1,214
Waste Management, Inc.                                        115,479      4,076
                                                                        --------
                                                                         283,388
                                                                        --------
INFORMATION TECHNOLOGY -- 15.2%
ADC Telecommunications, Inc. (a)                               25,018        640
Adobe Systems, Inc.                                           126,542      4,419
Advanced Micro Devices, Inc. (a)                              101,184      3,355
Affiliated Computer Services, Inc. (a)                         24,600      1,468
Agilent Technologies, Inc. (a)                                 90,197      3,387
Altera Corp. (a)                                               75,978      1,568
Analog Devices, Inc.                                           76,661      2,935
Andrew Corp. (a)                                               34,827        428
Apple Computer, Inc. (a)                                      178,492     11,195
Applied Materials, Inc.                                       332,461      5,821
Applied Micro Circuits Corp. (a)                               68,042        277
Autodesk, Inc.                                                 48,430      1,865
Automatic Data Processing, Inc.                               121,538      5,552
Avaya, Inc. (a)                                                87,415        988
BMC Software, Inc. (a)                                         44,636        967
Broadcom Corp. (a)                                             92,669      4,000
CA, Inc.                                                       96,513      2,626
CIENA Corp. (a)                                               126,088        657
Cisco Systems, Inc. (a)                                     1,288,959     27,932
Citrix Systems, Inc. (a)                                       35,753      1,355
Computer Sciences Corp. (a)                                    39,182      2,177
Compuware Corp. (a)                                            84,057        658
Comverse Technology, Inc. (a)                                  42,838      1,008
Convergys Corp. (a)                                            30,805        561
Corning, Inc. (a)                                             323,985      8,718
Dell, Inc. (a)                                                493,191     14,677
Electronic Arts, Inc. (a)                                      63,300      3,464
Electronic Data Systems Corp.                                 107,786      2,892
EMC Corp. (a)                                                 497,641      6,783
First Data Corp.                                              161,404      7,557
Fiserv, Inc. (a)                                               38,747      1,649
Freescale Semiconductor, Inc. (a)                              85,908      2,386
Gateway, Inc. (a)                                              65,065        142
Google, Inc. (a)                                               40,410     15,760

STATE STREET EQUITY 500 INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS - (CONTINUED)
MARCH 31, 2006 (UNAUDITED)

                                                                         MARKET
                                                                          VALUE
                                                              SHARES      (000)
                                                            ---------   --------
INFORMATION TECHNOLOGY -- (CONTINUED)
Hewlett-Packard Co.                                           592,719   $ 19,500
Intel Corp.                                                 1,232,903     23,857
International Business Machines Corp.                         328,418     27,085
Intuit, Inc. (a)                                               37,051      1,971
Jabil Circuit, Inc. (a)                                        36,613      1,569
JDS Uniphase Corp. (a)                                        352,519      1,470
KLA-Tencor Corp.                                               41,864      2,024
Lexmark International Group, Inc. Class A (a)                  22,702      1,030
Linear Technology Corp.                                        63,575      2,230
LSI Logic Corp. (a)                                            81,935        947
Lucent Technologies, Inc. (a)                                 944,472      2,881
Maxim Integrated Products, Inc.                                67,156      2,495
Micron Technology, Inc. (a)                                   129,932      1,913
Microsoft Corp.                                             1,862,404     50,676
Molex, Inc.                                                    30,910      1,026
Motorola, Inc.                                                523,798     12,000
National Semiconductor Corp.                                   70,318      1,958
NCR Corp. (a)                                                  38,184      1,596
Network Appliance, Inc. (a)                                    77,867      2,806
Novell, Inc. (a)                                               82,542        634
Novellus Systems, Inc. (a)                                     28,769        690
NVIDIA Corp. (a)                                               35,951      2,059
Oracle Corp. (a)                                              789,719     10,811
Parametric Technology Corp. New (a)                            23,296        380
Paychex, Inc.                                                  68,627      2,859
PerkinElmer, Inc.                                              27,257        640
PMC-Sierra, Inc. (a)                                           38,624        475
QLogic Corp. (a)                                               34,290        663
QUALCOMM, Inc.                                                347,078     17,566
Sabre Holdings Corp. Class A                                   28,424        669
Sanmina-SCI Corp. (a)                                         112,858        463
Solectron Corp. (a)                                           187,214        749
Sun Microsystems, Inc. (a)                                    728,188      3,736
Symantec Corp. (a)                                            218,634      3,680
Symbol Technologies, Inc.                                      52,185        552
Tektronix, Inc.                                                16,729        597
Tellabs, Inc. (a)                                              95,775      1,523
Teradyne, Inc. (a)                                             41,392        642
Texas Instruments, Inc.                                       335,403     10,890
Unisys Corp. (a)                                               72,779        501
VeriSign, Inc. (a)                                             51,300      1,231
Waters Corp. (a)                                               21,857        943
Xerox Corp. (a)                                               195,142      2,966
Xilinx, Inc.                                                   72,204      1,838
Yahoo!, Inc. (a)                                              263,280      8,493
                                                                        --------
                                                                         385,151
                                                                        --------
MATERIALS -- 3.0%
Air Products & Chemicals, Inc.                                 46,389      3,117
Alcoa, Inc.                                                   183,446      5,606
Allegheny Technologies, Inc.                                   18,029      1,103
Ashland, Inc.                                                  14,980   $  1,065
Ball Corp.                                                     21,670        950
Bemis Co., Inc.                                                23,128        730
Dow Chemical Co.                                              203,499      8,262
E.I. Du Pont de Nemours & Co.                                 191,539      8,085
Eastman Chemical Co.                                           16,862        863
Ecolab, Inc.                                                   38,226      1,460
Engelhard Corp.                                                25,130        995
Freeport-McMoRan Copper & Gold, Inc. Class B                   38,014      2,272
Hercules, Inc. (a)                                             24,698        341
International Flavors & Fragrances, Inc.                       17,504        601
International Paper Co.                                       101,356      3,504
Louisiana-Pacific Corp.                                        21,959        597
MeadWestvaco Corp.                                             39,188      1,070
Monsanto Co.                                                   56,246      4,767
Newmont Mining Corp.                                           93,742      4,864
Nucor Corp.                                                    32,104      3,364
Pactiv Corp. (a)                                               29,764        730
Phelps Dodge Corp.                                             42,410      3,415
PPG Industries, Inc.                                           35,090      2,223
Praxair, Inc.                                                  67,420      3,718
Rohm & Haas Co.                                                29,896      1,461
Sealed Air Corp.                                               17,036        986
Sigma-Aldrich Corp.                                            14,493        954
Temple-Inland, Inc.                                            23,828      1,062
Tronox, Inc. Cl B (a)                                           4,803         82
United States Steel Corp.                                      22,802      1,384
Vulcan Materials Co.                                           20,996      1,819
Weyerhaeuser Co.                                               51,224      3,710
                                                                        --------
                                                                          75,160
                                                                        --------
TELECOMMUNICATION SERVICES -- 3.2%
ALLTEL Corp.                                                   81,598      5,283
AT&T, Inc.                                                    813,053     21,985
BellSouth Corp.                                               376,728     13,054
CenturyTel, Inc.                                               27,408      1,072
Citizens Communications Co.                                    68,877        914
Qwest Communications International, Inc. (a)                  325,122      2,211
Sprint Corp. (Fon Group)                                      621,800     16,067
Verizon Communications, Inc.                                  613,411     20,893
                                                                        --------
                                                                          81,479
                                                                        --------
UTILITIES -- 3.1%
AES Corp. (a)                                                 137,914      2,353
Allegheny Energy, Inc. (a)                                     33,899      1,147
Ameren Corp.                                                   43,242      2,154
American Electric Power Co., Inc.                              82,254      2,798
CenterPoint Energy, Inc.                                       63,893        762
Cinergy Corp.                                                  42,258      1,919
CMS Energy Corp. (a)                                           46,605        604
Consolidated Edison, Inc.                                      51,022      2,219

STATE STREET EQUITY 500 INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS - (CONTINUED)
MARCH 31, 2006 (UNAUDITED)

                                                                        MARKET
                                                                         VALUE
                                                             SHARES     (000)
                                                            -------   ----------
UTILITIES -- (CONTINUED)
Constellation Energy Group, Inc.                             37,803   $    2,068
Dominion Resources, Inc.                                     73,187        5,052
DTE Energy Co.                                               38,046        1,525
Duke Energy Corp.                                           194,577        5,672
Dynegy Inc. Class A (a)                                      61,330          294
Edison International                                         67,162        2,766
Entergy Corp.                                                42,843        2,954
Exelon Corp.                                                139,078        7,357
FirstEnergy Corp.                                            68,212        3,336
FPL Group, Inc.                                              82,578        3,315
KeySpan Corp.                                                37,006        1,512
Nicor, Inc.                                                   9,313          368
NiSource, Inc.                                               57,867        1,170
Peoples Energy Corp.                                          8,131          290
PG&E Corp.                                                   71,823        2,794
Pinnacle West Capital Corp.                                  20,581          805
PPL Corp.                                                    80,536        2,368
Progress Energy, Inc.                                        53,308        2,345
Public Service Enterprise Group, Inc.                        52,422        3,357
Sempra Energy                                                52,889        2,457
Southern Co.                                                156,358        5,124
TECO Energy, Inc.                                            43,276          698
TXU Corp.                                                    97,396        4,359
Xcel Energy, Inc.                                            85,597        1,554
                                                                      ----------
                                                                          77,496
                                                                      ----------
TOTAL COMMON STOCKS
(Cost $1,687,093,694)                                                  2,463,489
                                                                      ----------

                                                                   PAR
                                                                  AMOUNT
                                                                  (000)
                                                                  ------
U.S. GOVERNMENT SECURITIES -- 0.2%
United States Treasury Bill 4.40% due
06/08/06 (c) (d)                                                  $4,299   4,264
                                                                           -----
TOTAL U.S. GOVERNMENT SECURITIES
(Cost $4,264,321)                                                          4,264
                                                                           -----

                                                                SHARES
                                                                (000)
                                                                ------
MONEY MARKET FUNDS -- 3.2%
AIM Short Term Investment Prime Portfolio                       81,393   $81,393

                                                                        MARKET
                                                             SHARES      VALUE
                                                              (000)     (000)
                                                             ------   ----------
Federated Money Market Obligations Trust                        507   $      507
                                                                      ----------
TOTAL MONEY MARKET FUNDS
(Cost $81,900,093)                                                        81,900
                                                                      ----------
TOTAL INVESTMENTS -- 100.7%
(identified cost $1,773,258,108) (e) (f)                               2,549,653
LIABILITIES IN EXCESS OF ASSETS -- (0.7)%                                (17,290)
                                                                      ----------
NET ASSETS -- 100.0%                                                  $2,532,363
                                                                      ==========

(a)  Non-income producing security.

(b)  Affiliated issuer. See table that follows for more information.

(c) Security held as collateral in relation to initial margin requirements on futures contracts.

(d)  Rate represents annualized yield at date of purchase.

(e) Cost of investments shown approximates cost for federal income tax purposes. Gross unrealized appreciation and gross unrealized depreciation of investments at March 31, 2006 was $869,906,292 and $93,511,794,
     respectively, resulting in net unrealized appreciation of investments of $776,394,498.

STATE STREET EQUITY 500 INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS - (CONTINUED)
MARCH 31, 2006 (UNAUDITED)

(f) Security valuation: The Portfolio's investments are valued each business day by independent pricing services. Equity securities for which market quotations are available are valued at the last sale price or official closing price (closing bid price if no sale has occurred) on the primary market or exchange on which they trade. Investments in other mutual funds are valued at the net asset value per share. Fixed-income securities and options are valued on the basis of the closing bid price. Money market instruments maturing within 60 days of the valuation date are valued at amortized cost, a method by which each money market instrument is initially valued at cost, and thereafter a constant accretion or amortization of any discount or premium is recorded until maturity of the security. The Portfolio may value securities for which market quotations are not readily available at "fair value," as determined in good faith pursuant to procedures established by the Board of Trustees.

For information on the Portfolio's other significant accounting policies, please refer to the Portfolio's most recent annual financial statements.

                                                          Number     Unrealized
                                                           of       Appreciation
                                                        Contracts      (000)
                                                        ---------   ------------
SCHEDULE OF FUTURES CONTRACTS
S&P 500 Financial Futures
Contracts (long) Expiration
Date 06/2006                                              1,023         $153
                                                                        ----
Total unrealized appreciation
on open futures contracts
purchased                                                               $153
                                                                        ====

STATE STREET EQUITY 500 INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS
MARCH 31, 2006 (UNAUDITED)

AFFILIATED ISSUER TABLE

                                                                               Income Earned
                                                                    Number of     for the     Realized Gain
                                  Share purchased  Share sold for    shares       3 Months      on Shares
  Security    Number of shares   for the 3 Months   the 3 Months      held     ended 3/31/06      Sold
Description  held at 12/31/2005    ended 3/31/06    ended 3/31/06  at 3/31/06      (000)          (000)
-----------  ------------------  ----------------  --------------  ----------  -------------  --------------
State
Street
Corp.              70,325                      --           1,300      69,025             13            $28

The American Beacon Small Cap Index Fund invests all of its investable assets in the Master Small Cap Index Series of the Quantitative Master Series Trust. The Schedule of Investments for the Master Small Cap Index Series for the fiscal quarter ended March 31, 2006 is provided below.

Master Small Cap Index Series
Schedule of Investments as of March 31, 2006

                                                    Shares
Industry                                              Held  Common Stocks                                              Value
--------------------------------------------------------------------------------------------------------------------------------
Advertising Agencies - 0.6%                         12,035  Advo, Inc.                                             $     385,120
                                                    17,400  aQuantive, Inc. (a)                                          409,596
                                                    13,800  Catalina Marketing Corp.                                     318,780
                                                    10,400  Greenfield Online, Inc. (a)                                   62,296
                                                     4,700  Marchex, Inc. Class B (a)(e)                                 101,050
                                                    14,800  Valassis Communications, Inc. (a)                            434,676
                                                    26,600  ValueClick, Inc. (a)                                         450,072
                                                     6,900  Ventiv Health, Inc. (a)                                      229,218
                                                                                                                   -------------
                                                                                                                       2,390,808
--------------------------------------------------------------------------------------------------------------------------------
Aerospace - 0.6%                                     1,700  ARGON ST, Inc. (a)                                            57,001
                                                     7,134  Curtiss-Wright Corp.                                         472,271
                                                     8,126  Heico Corp.                                                  257,513
                                                     5,000  K&F Industries Holdings, Inc. (a)                             83,000
                                                     4,100  MTC Technologies, Inc. (a)                                   114,759
                                                    10,513  Moog, Inc. Class A (a)                                       373,106
                                                    15,335  Orbital Sciences Corp. (a)                                   242,600
                                                    10,134  Teledyne Technologies, Inc. (a)                              360,770
                                                     3,700  United Industrial Corp.                                      225,441
                                                                                                                   -------------
                                                                                                                       2,186,461
--------------------------------------------------------------------------------------------------------------------------------
Agriculture, Fishing & Ranching - 0.1%               1,000  The Andersons, Inc.                                          211,221
                                                    14,328  Alico, Inc.                                                   45,440
                                                    16,900  Delta & Pine Land Co. (e)                                    432,132
                                                     2,700  Gold Kist, Inc. (a)                                          213,616
                                                                                                                   -------------
                                                                                                                         902,409
--------------------------------------------------------------------------------------------------------------------------------
Air Transport - 0.8%                                10,668  AAR Corp. (a)                                                303,825
                                                    13,900  ABX Air, Inc. (a)                                             94,659
                                                    25,120  Airtran Holdings, Inc. (a)                                   454,923
                                                    10,099  Alaska Air Group, Inc. (a)                                   358,010
                                                     9,300  Aviall, Inc. (a)                                             354,144
                                                     6,585  Bristow Group, Inc. (a)                                      203,476
                                                    28,780  Continental Airlines, Inc. Class B (a)                       774,182
                                                    10,095  EGL, Inc. (a)                                                454,275
                                                    10,200  ExpressJet Holdings, Inc. (a)                                 75,888
                                                    11,255  Frontier Airlines, Inc. (a)                                   86,664
                                                       100  MAIR Holdings, Inc. (a)                                          468
                                                    10,856  Mesa Air Group, Inc. (a)                                     124,193
                                                     9,600  Pinnacle Airlines Corp. (a)                                   63,936
                                                     2,600  Republic Airways Holdings, Inc. (a)                           38,506
                                                    18,000  SkyWest, Inc.                                                526,860
                                                     5,200  World Air Holdings, Inc. (a)                                  51,064
                                                                                                                   -------------
                                                                                                                       3,965,073
--------------------------------------------------------------------------------------------------------------------------------
Aluminum - 0.2%                                      8,600  Aleris International, Inc. (a)                               413,402
                                                     8,302  Century Aluminum Co. (a)                                     352,420
                                                                                                                   -------------
                                                                                                                         765,822
--------------------------------------------------------------------------------------------------------------------------------
Auto Parts: After Market - 0.1%                      8,143  Aftermarket Technology Corp. (a)                             184,113
                                                     5,450  Commercial Vehicle Group, Inc. (a)                           104,695
                                                     6,500  Keystone Automotive Industries, Inc. (a)                     274,365
                                                       900  R&B, Inc. (a)                                                  9,225

Master Small Cap Index Series
Schedule of Investments as of March 31, 2006

                                                    Shares
Industry                                              Held  Common Stocks                                              Value
--------------------------------------------------------------------------------------------------------------------------------
                                                     3,100  Standard Motor Products, Inc.                          $      27,528
                                                     4,199  Superior Industries International, Inc. (g)(e)                81,293
                                                                                                                   -------------
                                                                                                                         681,219
--------------------------------------------------------------------------------------------------------------------------------
Auto Parts: Original Equipment - 0.3%               16,600  American Axle & Manufacturing Holdings, Inc.                 284,358
                                                    20,700  ArvinMeritor, Inc.                                           308,637
                                                    16,300  Hayes Lemmerz International, Inc. (a)                         44,499
                                                     3,100  Noble International Ltd.                                      52,483
                                                    23,000  Quantum Fuel Systems Technologies
                                                            Worldwide, Inc. (a)(e)                                        82,340
                                                     2,173  Sauer-Danfoss, Inc.                                           49,870
                                                       800  Strattec Security Corp. (a)                                   29,832
                                                    12,400  Tenneco, Inc. (a)                                            268,956
                                                    37,200  Visteon Corp. (a)                                            171,120
                                                                                                                   -------------
                                                                                                                       1,292,095
--------------------------------------------------------------------------------------------------------------------------------
Auto, Trucks & Parts - 0.1%                          1,100  Accuride Corp. (a)                                            12,650
                                                    13,594  Modine Manufacturing Co.                                     401,023
                                                     8,745  Wabash National Corp.                                        172,714
                                                                                                                   -------------
                                                                                                                         586,387
--------------------------------------------------------------------------------------------------------------------------------
Banks: New York City - 0.0%                          6,000  Signature Bank (a)                                           195,540
--------------------------------------------------------------------------------------------------------------------------------
Banks: Outside New York City - 5.1%                  3,340  1st Source Corp.                                             100,133
                                                     3,621  Alabama National Bancorporation                              247,676
                                                     7,818  Amcore Financial, Inc.                                       247,205
                                                     4,850  AmericanWest Bancorp (a)                                     128,379
                                                     3,400  Ameris Bancorp                                                79,084
                                                     1,400  Ames National Corp.                                           33,670
                                                     2,604  Arrow Financial Corp.                                         71,350
                                                       900  The Banc Corp. (a)                                            10,665
                                                     1,100  BancTrust Financial Group, Inc.                               24,365
                                                     3,490  Bancfirst Corp.                                              152,164
                                                     2,615  The Bancorp Inc. (a)                                          64,198
                                                    23,000  Bancorpsouth, Inc.                                           552,230
                                                     3,786  Bank of Granite Corp.                                         76,742
                                                     2,900  Bank of the Ozarks, Inc.                                     105,850
                                                     7,400  BankFinancial Corp. (a)                                      117,808
                                                     2,913  Banner Corp.                                                  99,042
                                                    12,833  Boston Private Financial Holdings, Inc.                      433,627
                                                    16,050  CVB Financial Corp.                                          274,455
                                                     1,500  Camden National Corp.                                         57,600
                                                     3,021  Capital City Bank Group, Inc.                                107,396
                                                     2,600  Capital Corp. of the West                                     95,472
                                                     2,900  Capital Crossing Bank (a)                                     92,394
                                                     2,500  Capitol Bancorp Ltd.                                         116,875
                                                    11,300  Cardinal Financial Corp.                                     152,889
                                                     5,000  Cascade Bancorp                                              146,350
                                                    14,444  Cathay General Bancorp                                       543,672
                                                    18,200  Centennial Bank Holdings, Inc. (a)                           212,940
                                                     4,800  Center Financial Corp.                                       116,304
                                                     8,848  Central Pacific Financial Corp.                              324,899
                                                     6,948  Chemical Financial Corp.                                     224,490
                                                    13,082  Chittenden Corp.                                             378,985
                                                     1,516  Citizens & Northern Corp.                                     36,687

Master Small Cap Index Series
Schedule of Investments as of March 31, 2006

                                                    Shares
Industry                                              Held  Common Stocks                                              Value
--------------------------------------------------------------------------------------------------------------------------------
                                                    15,700  Citizens Banking Corp.                                 $     421,545
                                                     6,693  City Holding Co.                                             246,235
                                                     2,199  CityBank                                                     101,660
                                                     1,700  Clifton Savings Bancorp, Inc.                                 18,173
                                                     3,726  CoBiz, Inc.                                                   76,756
                                                       500  Colony Bankcorp, Inc.                                         11,020
                                                     6,041  Columbia Banking System, Inc.                                202,132
                                                       500  Commercial Bankshares, Inc.                                   17,640
                                                     2,800  Community Bancorp (a)                                         86,716
                                                    12,900  Community Bank System, Inc.                                  288,057
                                                     5,142  Community Banks, Inc.                                        146,341
                                                     3,423  Community Trust Bancorp, Inc.                                116,040
                                                     7,052  Corus Bankshares, Inc. (e)                                   419,171
                                                    31,600  Doral Financial Corp.                                        364,980
                                                       700  Enterprise Financial Services Corp.                           19,173
                                                     1,500  EuroBancshares, Inc. (a)                                      17,685
                                                     1,800  FNB Corporation                                               61,164
                                                     1,685  Farmers Capital Bank Corp.                                    54,072
                                                     1,600  Financial Institutions, Inc.                                  30,224
                                                    17,600  First BanCorp.                                               217,536
                                                     2,836  First Bancorp                                                 63,470
                                                     3,814  First Busey Corp.                                             80,475
                                                     8,423  First Charter Corp.                                          208,048
                                                     1,747  First Citizens BancShares, Inc. Class A                      337,171
                                                    19,440  First Commonwealth Financial Corp.                           284,990
                                                     5,900  First Community Bancorp, Inc.                                340,194
                                                     2,694  First Community Bancshares, Inc.                              86,154
                                                     9,387  First Financial Bancorp                                      156,200
                                                     5,053  First Financial Bankshares, Inc.                             193,530
                                                     4,044  First Financial Corp.                                        120,511
                                                     8,646  First Merchants Corp.                                        229,292
                                                    16,600  First Midwest Bancorp, Inc.                                  607,062
                                                     1,050  First Oak Brook Bancshares, Inc.                              28,088
                                                     1,200  First Regional Bancorp (a)                                   106,956
                                                       400  First South Bancorp, Inc.                                     15,148
                                                     7,200  First State Bancorporation                                   191,232
                                                     8,600  Franklin Bank Corp. (a)                                      165,378
                                                     6,511  Frontier Financial Corp.                                     215,123
                                                     2,100  GB&T Bancshares, Inc.                                         46,935
                                                     8,143  Glacier Bancorp, Inc.                                        252,840
                                                    16,422  Gold Banc Corp., Inc.                                        300,851
                                                    19,000  Greater Bay Bancorp                                          527,060
                                                     4,800  Greene County Bancshares, Inc.                               140,208
                                                     6,854  Hancock Holding Co.                                          318,848
                                                    16,504  Hanmi Financial Corp.                                        298,062
                                                     8,078  Harleysville National Corp.                                  183,694
                                                     2,800  Heartland Financial USA, Inc.                                 66,080
                                                     5,700  Heritage Commerce Corp.                                      142,500
                                                        18  Huntington Bancshares, Inc.                                      434
                                                     4,245  Independent Bank Corp./MA                                    136,477
                                                     8,205  Independent Bank Corp./MI                                    233,432

Master Small Cap Index Series
Schedule of Investments as of March 31, 2006

                                                    Shares
Industry                                              Held  Common Stocks                                              Value
--------------------------------------------------------------------------------------------------------------------------------
                                                     4,474  Integra Bank Corp.                                     $     102,276
                                                     4,600  Interchange Financial Services Corp.                          87,400
                                                    15,500  Investors Bancorp, Inc. (a)                                  216,070
                                                     4,948  Irwin Financial Corp.                                         95,645
                                                     3,997  Lakeland Bancorp, Inc.                                        62,193
                                                     1,600  Lakeland Financial Corp.                                      74,800
                                                     6,550  MB Financial, Inc.                                           231,870
                                                     3,277  MBT Financial Corp.                                           55,054
                                                     2,878  Macatawa Bank Corp.                                          109,105
                                                     4,156  Main Street Banks, Inc.                                      107,557
                                                     5,966  MainSource Financial Group, Inc.                             112,757
                                                     4,029  Mercantile Bank Corp.                                        157,534
                                                         1  Mercantile Bankshares Corp.                                       38
                                                     7,150  Mid-State Bancshares                                         210,425
                                                     1,480  Midwest Banc Holdings, Inc.                                   38,391
                                                     1,929  NBC Capital Corp.                                             44,232
                                                     9,013  NBT Bancorp, Inc.                                            209,552
                                                     6,700  Nara Bancorp, Inc.                                           117,585
                                                    11,677  National Penn Bancshares, Inc.                               248,487
                                                     1,100  Northern Empire Bancshares (a)                                27,775
                                                    20,495  Old National Bancorp                                         443,512
                                                     5,476  Old Second Bancorp, Inc.                                     179,777
                                                     2,441  Omega Financial Corp.                                         82,652
                                                     8,718  Oriental Financial Group                                     125,975
                                                    16,562  Pacific Capital Bancorp                                      560,458
                                                     3,515  Park National Corp.                                          374,348
                                                     2,098  Peapack Gladstone Financial Corp.                             53,730
                                                       200  Pennsylvania Commerce Bancorp, Inc. (a)                        6,030
                                                     4,010  Peoples Bancorp, Inc.                                        120,300
                                                     4,100  Pinnacle Financial Partners, Inc. (a)                        112,504
                                                     5,700  Piper Jaffray Cos. (a)                                       313,500
                                                     4,850  Placer Sierra Bancshares                                     138,468
                                                       400  Preferred Bank                                                20,196
                                                     1,600  Premierwest Bancorp                                           29,520
                                                     6,296  PrivateBancorp, Inc.                                         261,221
                                                     4,300  Prosperity Bancshares, Inc.                                  129,903
                                                    12,524  Provident Bankshares Corp.                                   456,500
                                                     5,411  R-G Financial Corp. Class B                                   68,503
                                                     2,332  Renasant Corp.                                                86,144
                                                    30,359  Republic Bancorp, Inc.                                       365,522
                                                     2,633  Republic Bancorp, Inc. Class A                                53,511
                                                     1,270  Royal Bancshares of Pennsylvania Class A                      31,140
                                                     7,263  S&T Bancorp, Inc.                                            265,681
                                                     2,346  SCBT Financial Corp.                                          82,298
                                                    12,800  SVB Financial Group (a)                                      679,040
                                                     2,600  SY Bancorp, Inc.                                              68,692
                                                     4,114  Sandy Spring Bancorp, Inc.                                   156,291
                                                     1,503  Santander BanCorp                                             38,176
                                                     3,258  Seacoast Banking Corp. of Florida                             94,840
                                                     1,300  Security Bank Corp.                                           32,851
                                                       100  Sierra Bancorp                                                 2,576

Master Small Cap Index Series
Schedule of Investments as of March 31, 2006

                                                    Shares
Industry                                              Held  Common Stocks                                              Value
--------------------------------------------------------------------------------------------------------------------------------
                                                     4,100  Simmons First National Corp. Class A                   $     122,016
                                                     2,923  Southside Bancshares, Inc.                                    59,132
                                                     7,300  Southwest Bancorp, Inc.                                      162,352
                                                     2,501  State Bancorp, Inc.                                           38,240
                                                    18,676  Sterling Bancshares, Inc.                                    337,102
                                                     8,002  Sterling Financial Corp.                                     174,764
                                                     3,200  Suffolk Bancorp                                              111,040
                                                     1,000  Summit Bancshares, Inc.                                       19,270
                                                       400  Summit Financial Group, Inc.                                   8,008
                                                     5,457  Sun Bancorp, Inc. (a)                                        106,412
                                                    15,816  Susquehanna Bancshares, Inc.                                 407,578
                                                         0  TD Banknorth, Inc.                                                 7
                                                       200  Taylor Capital Group, Inc.                                     7,838
                                                     8,761  Texas Capital Bancshares, Inc. (a)                           210,264
                                                    16,914  Texas Regional Bancshares, Inc. Class A                      498,782
                                                     2,582  Tompkins Trustco, Inc.                                       124,323
                                                     3,200  Trico Bancshares                                              90,624
                                                    20,861  TrustCo Bank Corp. NY                                        253,878
                                                    12,627  Trustmark Corp.                                              399,518
                                                    33,300  UCBH Holdings, Inc.                                          630,036
                                                     3,976  UMB Financial Corp.                                          279,234
                                                     3,296  USB Holding Co., Inc.                                         75,610
                                                    16,150  Umpqua Holdings Corp.                                        460,275
                                                     2,400  Union Bankshares Corp.                                       109,704
                                                    12,100  United Bankshares, Inc.                                      463,067
                                                     8,500  United Community Banks, Inc.                                 239,275
                                                       600  United Security Bancshares                                    15,960
                                                     2,650  Univest Corp. of Pennsylvania                                 67,469
                                                     4,600  Vineyard National Bancorp                                    134,780
                                                     2,712  Virginia Commerce Bancorp (a)                                 97,496
                                                     2,000  Virginia Financial Group, Inc.                                80,040
                                                     4,000  Washington Trust Bancorp, Inc.                               112,280
                                                     8,363  WesBanco, Inc.                                               274,390
                                                     4,390  West Bancorporation, Inc.                                     87,054
                                                     4,100  West Coast Bancorp                                           114,595
                                                    11,683  Westamerica Bancorporation                                   606,581
                                                     1,820  Western Sierra Bancorp                                        82,519
                                                     4,200  Wilshire Bancorp, Inc.                                        78,078
                                                     8,800  Wintrust Financial Corp.                                     511,896
                                                     3,400  Yardville National Bancorp                                   125,120
                                                                                                                   -------------
                                                                                                                      29,937,571
--------------------------------------------------------------------------------------------------------------------------------
Beverage: Brewers (Wineries) - 0.0%                  4,500  Boston Beer Co., Inc. Class A (a)                            117,045
--------------------------------------------------------------------------------------------------------------------------------
Beverage: Soft Drinks - 0.1%                           887  Coca-Cola Bottling Co. Consolidated                           40,802
                                                     1,610  Farmer Bros. Co.                                              35,903
                                                       600  Green Mountain Coffee Roasters, Inc. (a)                      23,832
                                                     5,400  Hansen Natural Corp. (a)(e)                                  679,374
                                                     2,190  National Beverage Corp.                                       25,338
                                                     4,000  Peet's Coffee & Tea, Inc. (a)                                120,000
                                                                                                                   -------------
                                                                                                                         925,249
--------------------------------------------------------------------------------------------------------------------------------

Master Small Cap Index Series
Schedule of Investments as of March 31, 2006

                                                    Shares
Industry                                              Held  Common Stocks                                              Value
--------------------------------------------------------------------------------------------------------------------------------
Biotechnology Research & Production - 1.8%          34,300  Aastrom Biosciences, Inc. (a)(e)                       $      69,286
                                                    26,800  Abgenix, Inc. (a)                                            603,000
                                                     8,700  Acadia Pharmaceuticals, Inc. (a)                             139,026
                                                     8,387  Albany Molecular Research, Inc. (a)                           85,212
                                                    11,180  Alexion Pharmaceuticals, Inc. (a)                            395,996
                                                     8,313  Antigenics, Inc. (a)(e)                                       22,778
                                                    20,600  Applera Corp. - Celera Genomics Group (a)                    240,814
                                                    13,600  Arena Pharmaceuticals, Inc. (a)                              246,296
                                                    16,219  Ariad Pharmaceuticals, Inc. (a)                              106,721
                                                    13,000  Arqule, Inc. (a)                                              74,620
                                                     5,300  Array Biopharma, Inc. (a)                                     48,442
                                                     6,320  Arthrocare Corp. (a)                                         302,222
                                                     7,500  Barrier Therapeutics, Inc. (a)                                72,600
                                                     8,600  Bioenvision, Inc. (a)                                         61,318
                                                     3,800  Caliper Life Sciences, Inc. (a)                               24,320
                                                    17,924  Cell Genesys, Inc. (a)(e)                                    143,033
                                                     8,531  Cell Therapeutics, Inc. (a)(e)                                16,294
                                                     2,100  Coley Pharmaceutical Group, Inc. (a)                          31,815
                                                     2,100  Cotherix, Inc. (a)                                            19,194
                                                    16,967  Cubist Pharmaceuticals, Inc. (a)                             389,732
                                                    12,100  CuraGen Corp. (a)                                             60,621
                                                     9,000  Curis, Inc. (a)                                               21,420
                                                     8,400  Cypress Bioscience, Inc. (a)                                  53,172
                                                     4,324  Digene Corp. (a)                                             169,068
                                                    14,800  Discovery Laboratories, Inc. (a)                             108,484
                                                     6,378  Diversa Corp. (a)                                             58,103
                                                     9,500  Dov Pharmaceutical, Inc. (a)                                 151,810
                                                    15,000  deCODE genetics, Inc. (a)                                    130,050
                                                    16,396  Encysive Pharmaceuticals, Inc. (a)                            80,176
                                                    16,000  Enzon Pharmaceuticals, Inc. (a)                              129,600
                                                    22,318  Exelixis, Inc. (a)                                           268,039
                                                    10,300  Genitope Corp. (a)                                            89,610
                                                     4,100  Genomic Health, Inc. (a)                                      42,517
                                                    15,629  Geron Corp. (a)(e)                                           129,877
                                                    44,900  Human Genome Sciences, Inc. (a)                              488,063
                                                    22,500  ICOS Corp. (a)                                               496,125
                                                     2,900  Idenix Pharmaceuticals Inc. (a)                               39,353
                                                    28,624  Incyte Corp. (a)                                             172,316
                                                     7,800  Integra LifeSciences Holdings Corp. (a)                      319,644
                                                    10,614  InterMune, Inc. (a)(e)                                       196,784
                                                    10,000  Introgen Therapeutics, Inc. (a)(e)                            53,100
                                                     5,100  Kensey Nash Corp. (a)                                        145,860
                                                     9,800  Keryx Biopharmaceuticals, Inc. (a)                           187,278
                                                    17,205  Lexicon Genetics, Inc. (a)                                    95,316
                                                     9,850  MannKind Corp. (a)(e)                                        201,334
                                                       300  Marshall Edwards, Inc. (a)                                     1,674
                                                     8,600  Martek Biosciences Corp. (a)(e)                              282,338
                                                     6,301  Maxygen, Inc. (a)                                             52,172
                                                     3,400  Momenta Pharmaceuticals Inc. (a)                              66,844
                                                    26,800  Monogram Biosciences, Inc. (a)                                49,312
                                                     5,600  Myogen, Inc. (a)                                             202,888

Master Small Cap Index Series
Schedule of Investments as of March 31, 2006

                                                    Shares
Industry                                              Held  Common Stocks                                              Value
--------------------------------------------------------------------------------------------------------------------------------
                                                    10,100  Myriad Genetics, Inc. (a)                              $     263,509
                                                    16,923  NPS Pharmaceuticals, Inc. (a)                                144,522
                                                    28,454  Nabi Biopharmaceuticals (a)                                  160,481
                                                    18,200  Nanogen, Inc. (a)(e)                                          54,964
                                                     6,300  Nastech Pharmaceutical Co., Inc. (a)                         113,400
                                                    12,600  Neurocrine Biosciences, Inc. (a)                             813,204
                                                     5,100  Neurogen Corp. (a)                                            31,569
                                                     6,400  Northfield Laboratories, Inc. (a)(e)                          64,000
                                                    16,000  Nuvelo, Inc. (a)                                             285,120
                                                     5,000  Orchid Cellmark, Inc. (a)                                     28,700
                                                     4,200  PRA International Inc. (a)                                   104,118
                                                     7,900  Progenics Pharmaceuticals, Inc. (a)                          209,271
                                                    11,770  Rigel Pharmaceuticals, Inc. (a)                              135,237
                                                    25,300  Savient Pharmaceuticals, Inc. (a)                            134,849
                                                     7,200  Seattle Genetics, Inc. (a)                                    37,152
                                                    13,772  Serologicals Corp. (a)                                       336,863
                                                    23,400  StemCells, Inc. (a)(e)                                        83,772
                                                     7,645  Tanox, Inc. (a)                                              148,466
                                                    15,532  Telik, Inc. (a)(e)                                           300,700
                                                       900  Tercica, Inc. (a)                                              6,030
                                                     3,138  Trimeris, Inc. (a)                                            42,394
                                                     4,100  ViaCell, Inc. (a)                                             22,591
                                                    12,300  Zymogenetics, Inc. (a)                                       265,926
                                                                                                                   -------------
                                                                                                                      11,422,505
--------------------------------------------------------------------------------------------------------------------------------
Building Materials - 0.5%                            2,400  Ameron International Corp.                                   175,752
                                                     2,700  BlueLinx Holdings, Inc.                                       43,200
                                                    10,300  Building Material Holding Corp.                              367,092
                                                     1,500  Huttig Building Products, Inc. (a)                            13,965
                                                     3,112  LSI Industries, Inc.                                          53,028
                                                     7,968  NCI Building Systems, Inc. (a)                               476,247
                                                    11,132  Simpson Manufacturing Co., Inc.                              482,016
                                                     8,145  Texas Industries, Inc.                                       492,691
                                                     4,409  Trex Co., Inc. (a)(e)                                        139,765
                                                     7,665  Watsco, Inc.                                                 544,598
                                                     6,100  Zoltek Cos., Inc. (a)(e)                                     139,446
                                                                                                                   -------------
                                                                                                                       2,927,800
--------------------------------------------------------------------------------------------------------------------------------
Building: Air Conditioning - 0.1%                   15,835  Lennox International, Inc.                                   472,833
--------------------------------------------------------------------------------------------------------------------------------
Building: Cement - 0.2%                             18,934  Eagle Materials, Inc.                                      1,207,232
--------------------------------------------------------------------------------------------------------------------------------
Building: Heating & Plumbing - 0.0%                  1,700  Aaon, Inc.                                                    40,647
                                                     3,500  Interline Brands, Inc. (a)                                    88,305
                                                    19,550  Jacuzzi Brands, Inc. (a)                                     192,177
                                                                                                                   -------------
                                                                                                                         321,129
--------------------------------------------------------------------------------------------------------------------------------
Building: Miscellaneous - 0.1%                       3,800  Builders FirstSource, Inc. (a)                                86,298
                                                     8,600  Comfort Systems USA, Inc.                                    116,100
                                                     4,200  Drew Industries, Inc. (a)                                    149,310
                                                    10,347  Griffon Corp. (a)                                            257,019
                                                                                                                   -------------
                                                                                                                         608,727
--------------------------------------------------------------------------------------------------------------------------------
Building: Roofing & Wallboard - 0.1%                 7,100  Beacon Roofing Supply, Inc. (a)                              288,544
                                                     6,251  ElkCorp                                                      210,971
                                                                                                                   -------------
                                                                                                                         499,515
--------------------------------------------------------------------------------------------------------------------------------

Master Small Cap Index Series
Schedule of Investments as of March 31, 2006

                                                    Shares
Industry                                              Held  Common Stocks                                              Value
--------------------------------------------------------------------------------------------------------------------------------
Cable Television Services - 0.0%                    87,700  Charter Communications, Inc. Class A (a)(e)            $      95,593
                                                     5,198  Crown Media Holdings, Inc. Class A (a)                        32,955
                                                    19,794  TiVo, Inc. (a)(e)                                            143,111
                                                                                                                   -------------
                                                                                                                         271,659
--------------------------------------------------------------------------------------------------------------------------------
Casinos & Gambling - 0.4%                            7,600  Ameristar Casinos, Inc.                                      196,004
                                                    10,491  Aztar Corp. (a)                                              440,517
                                                    14,100  Bally Technologies, Inc. (a)                                 239,559
                                                     1,532  Churchill Downs, Inc.                                         58,706
                                                     2,670  Dover Downs Gaming & Entertainment, Inc.                      58,099
                                                     6,275  Isle of Capri Casinos, Inc. (a)                              208,832
                                                     9,900  MTR Gaming Group, Inc. (a)                                   101,970
                                                    10,874  Magna Entertainment Corp. Class A (a)(e)                      73,834
                                                    12,400  Mikohn Gaming Corp. (a)                                      118,668
                                                     1,500  Monarch Casino & Resort, Inc. (a)                             42,585
                                                     8,500  Multimedia Games, Inc. (a)(e)                                126,480
                                                    16,864  Pinnacle Entertainment, Inc. (a)                             475,059
                                                     1,500  Riviera Holdings Corp. (a)                                    25,275
                                                    13,400  Shuffle Master, Inc. (a)(e)                                  478,916
                                                     5,912  WMS Industries, Inc. (a)                                     177,951
                                                                                                                   -------------
                                                                                                                       2,822,455
--------------------------------------------------------------------------------------------------------------------------------
Chemicals - 1.0%                                     2,800  American Vanguard Corp.                                       85,540
                                                     5,956  Arch Chemicals, Inc.                                         181,062
                                                     1,700  Balchem Corp.                                                 39,219
                                                    16,500  CF Industries Holdings, Inc.                                 280,335
                                                     9,800  Cabot Microelectronics Corp. (a)                             363,580
                                                    17,301  Calgon Carbon Corp.                                          106,401
                                                     8,485  Cambrex Corp.                                                165,797
                                                    12,500  EnerSys (a)                                                  172,500
                                                     7,264  Energy Conversion Devices, Inc. (a)(e)                       357,243
                                                     9,337  Georgia Gulf Corp.                                           242,669
                                                    36,100  Hercules, Inc. (a)                                           498,180
                                                     3,300  Innospec, Inc.                                                84,579
                                                     7,967  MacDermid, Inc.                                              256,139
                                                     5,341  Medis Technologies Ltd. (a)(e)                               124,606
                                                     2,434  NL Industries, Inc.                                           25,873
                                                     4,000  NewMarket Corp.                                              190,360
                                                     4,465  Nuco2, Inc. (a)                                              141,719
                                                     8,800  OM Group, Inc. (a)                                           202,400
                                                     4,900  Pioneer Cos., Inc. (a)                                       149,450
                                                    27,367  PolyOne Corp. (a)                                            255,060
                                                     6,100  Rockwood Holdings, Inc. (a)                                  140,422
                                                    12,606  Schulman A, Inc.                                             311,999
                                                     9,600  Senomyx, Inc. (a)                                            158,016
                                                     1,455  Stepan Co.                                                    42,995
                                                     9,400  Tronox, Inc. Class A                                         159,424
                                                    11,200  UAP Holding Corp.                                            240,800
                                                     8,000  Ultralife Batteries, Inc. (a)                                102,800
                                                    11,600  Valence Technology, Inc. (a)(e)                               28,536
                                                    22,300  WR Grace & Co. (a)                                           296,590
                                                     2,850  Westlake Chemical Corp.                                       98,468
                                                                                                                   -------------
                                                                                                                       5,502,762
--------------------------------------------------------------------------------------------------------------------------------

Master Small Cap Index Series
Schedule of Investments as of March 31, 2006

                                                    Shares
Industry                                              Held  Common Stocks                                              Value
--------------------------------------------------------------------------------------------------------------------------------
Coal - 0.1%                                          8,100  Alpha Natural Resources, Inc. (a)                      $     187,434
                                                     6,500  Foundation Coal Holdings, Inc.                               267,410
                                                     4,800  James River Coal Co. (a)                                     163,056
                                                                                                                   -------------
                                                                                                                         617,900
--------------------------------------------------------------------------------------------------------------------------------
Commercial Information Services - 0.1%               8,458  Arbitron, Inc.                                               286,050
                                                   136,900  CMGI, Inc. (a)                                               202,612
                                                    12,461  infoUSA, Inc.                                                161,744
                                                     6,100  LECG Corp. (a)                                               117,547
                                                     6,974  ProQuest Co. (a)                                             149,174
                                                     7,153  Sourcecorp (a)                                               172,459
                                                                                                                   -------------
                                                                                                                       1,089,586
--------------------------------------------------------------------------------------------------------------------------------
Communications & Media - 0.0%                       20,200  Entravision Communications Corp. Class A (a)                 185,032
                                                    70,500  Gemstar-TV Guide International, Inc. (a)                     217,845
                                                                                                                   -------------
                                                                                                                         402,877
--------------------------------------------------------------------------------------------------------------------------------
Communications Technology - 2.3%                   132,100  3Com Corp. (a)                                               676,352
                                                    23,100  Adtran, Inc.                                                 604,758
                                                    19,400  Airspan Networks, Inc. (a)                                   130,950
                                                     6,822  Anaren, Inc. (a)                                             132,824
                                                     8,572  Anixter International, Inc.                                  409,570
                                                    13,100  Atheros Communications Inc. (a)                              343,089
                                                    17,200  Avocent Corp. (a)                                            545,928
                                                     2,959  Bel Fuse, Inc.                                               103,654
                                                     5,888  Black Box Corp.                                              282,918
                                                    24,550  Broadwing Corp. (a)(e)                                       361,867
                                                    77,800  Brocade Communications Systems, Inc. (a)                     519,704
                                                    18,500  CSG Systems International Inc. (a)                           430,310
                                                     1,572  Catapult Communications Corp. (a)                             20,908
                                                   186,200  Ciena Corp. (a)                                              970,102
                                                       133  ClearOne Communications Inc. (a)                                 479
                                                    15,688  CommScope, Inc. (a)                                          447,892
                                                     5,725  Comtech Telecommunications Corp. (a)                         166,998
                                                         8  CycleLogic, Inc. (a)                                               0
                                                     9,600  Digi International, Inc. (a)                                 112,032
                                                    11,200  Ditech Communications Corp. (a)                              117,040
                                                     8,313  Echelon Corp. (a)                                             78,475
                                                    29,400  Entrust, Inc. (a)                                            132,300
                                                    46,600  Extreme Networks Inc. (a)                                    233,932
                                                    54,700  Finisar Corp. (a)                                            270,765
                                                    35,800  Foundry Networks, Inc. (a)                                   650,128
                                                    25,600  Glenayre Technologies, Inc. (a)                              134,400
                                                    22,396  Harmonic, Inc. (a)                                           142,662
                                                     9,600  InPhonic, Inc. (a)(e)                                         67,104
                                                     7,877  Inter-Tel, Inc.                                              168,883
                                                    10,500  InterVoice, Inc. (a)                                          90,405
                                                     8,729  Ixia (a)                                                     124,476
                                                     6,300  j2 Global Communications, Inc. (a)(e)                        296,100
                                                    11,800  Netgear, Inc. (a)                                            224,318
                                                    12,200  Novatel Wireless, Inc. (a)                                   109,190
                                                     7,202  Oplink Communications, Inc. (a)                              124,883
                                                     4,183  Optical Communication Products, Inc. (a)                      12,884
                                                    15,500  Redback Networks, Inc. (a)                                   336,195

Master Small Cap Index Series
Schedule of Investments as of March 31, 2006

                                                    Shares
Industry                                              Held  Common Stocks                                              Value
--------------------------------------------------------------------------------------------------------------------------------
                                                    12,108  Seachange International, Inc. (a)                      $      94,079
                                                    13,738  Secure Computing Corp. (a)                                   158,537
                                                    74,000  Sonus Networks, Inc. (a)                                     405,520
                                                     7,410  Standard Microsystems Corp. (a)                              192,512
                                                    48,900  Sycamore Networks, Inc. (a)                                  229,830
                                                     4,800  Syniverse Holdings, Inc. (a)                                  75,840
                                                    73,700  TIBCO Software, Inc. (a)                                     616,132
                                                    10,620  Talx Corp.                                                   302,458
                                                    15,500  Tekelec (a)                                                  214,365
                                                    13,400  Telkonet, Inc. (a)(e)                                         56,950
                                                     7,430  Terremark Worldwide, Inc. (a)                                 63,155
                                                     2,540  Ulticom, Inc. (a)                                             27,305
                                                    32,600  UTStarcom, Inc. (a)                                          205,054
                                                     6,001  Viasat, Inc. (a)                                             171,929
                                                    12,331  WebEx Communications, Inc. (a)                               415,185
                                                    14,900  Westell Technologies, Inc. Class A (a)                        60,643
                                                    23,775  Zhone Technologies, Inc. (a)(e)                               63,242
                                                                                                                   -------------
                                                                                                                      12,927,211
--------------------------------------------------------------------------------------------------------------------------------
Computer Services Software & Systems - 3.2%         19,500  AMICAS, Inc. (a)                                              92,040
                                                    30,800  Acxiom Corp.                                                 795,872
                                                    19,802  Agile Software Corp. (a)                                     151,089
                                                     8,300  Altiris, Inc. (a)                                            182,683
                                                     3,800  American Reprographics Co. (a)                               131,822
                                                       900  Ansoft Corp. (a)                                              37,521
                                                    11,632  Ansys, Inc. (a)                                              629,873
                                                     7,800  Anteon International Corp. (a)                               425,568
                                                    12,100  Applied Digital Solutions, Inc. (a)                           34,848
                                                    27,080  Ariba, Inc. (a)                                              264,842
                                                    13,497  AsiaInfo Holdings, Inc. (a)                                   67,485
                                                    14,908  Aspen Technology, Inc. (a)                                   188,586
                                                     7,700  Audible, Inc. (a)(e)                                          80,927
                                                    52,000  BearingPoint, Inc. (a)                                       441,480
                                                       926  Blackbaud, Inc.                                               19,622
                                                     7,100  Blackboard, Inc. (a)                                         201,711
                                                     2,600  Blue Coat Systems, Inc. (a)                                   56,524
                                                    24,867  Borland Software Corp. (a)                                   134,282
                                                     8,800  Bottomline Technologies, Inc. (a)                            120,824
                                                     2,400  COMSYS IT Partners, Inc. (a)                                  26,136
                                                    15,102  Ciber, Inc. (a)                                               96,351
                                                     3,900  Click Commerce, Inc. (a)(e)                                   93,366
                                                     7,400  Concur Technologies, Inc. (a)                                137,122
                                                     2,000  Constellation 3D, Inc. (a)                                         0
                                                     7,700  Covansys Corp. (a)                                           132,363
                                                    12,064  Dendrite International, Inc. (a)                             164,674
                                                    10,300  Digital River, Inc. (a)                                      449,183
                                                    32,407  Digitas, Inc. (a)                                            466,661
                                                     1,745  EPIQ Systems, Inc. (a)                                        33,155
                                                    15,139  Electronics for Imaging Inc. (a)                             423,438
                                                     6,900  Emageon, Inc. (a)                                            117,231
                                                    17,500  Epicor Software Corp. (a)                                    235,025
                                                     4,300  Equinix, Inc. (a)                                            276,146

Master Small Cap Index Series
Schedule of Investments as of March 31, 2006

                                                    Shares
Industry                                              Held  Common Stocks                                              Value
--------------------------------------------------------------------------------------------------------------------------------
                                                     4,800  eCollege.com, Inc. (a)                                 $      90,432
                                                    17,979  Gartner, Inc. Class A (a)                                    250,807
                                                     8,100  Infocrossing, Inc. (a)                                        97,605
                                                    30,700  Informatica Corp. (a)                                        477,385
                                                     1,700  Integral Systems, Inc.                                        45,883
                                                    16,300  Internet Capital Group, Inc. (a)                             153,546
                                                    13,000  Internet Security Systems Inc. (a)                           311,740
                                                     4,800  InterVideo, Inc. (a)                                          52,128
                                                    17,825  Interwoven, Inc. (a)                                         160,247
                                                     4,100  iGate Corp. (a)                                               24,190
                                                     9,208  JDA Software Group, Inc. (a)                                 132,964
                                                     5,600  Jupitermedia Corp. (a)                                       100,688
                                                     6,100  Kanbay International, Inc. (a)                                93,086
                                                    14,758  Keane, Inc. (a)                                              232,439
                                                     8,438  Keynote Systems, Inc. (a)                                     96,531
                                                    23,400  Lawson Software, Inc. (a)(e)                                 179,478
                                                    16,500  Lionbridge Technologies Inc. (a)                             130,515
                                                     5,474  MRO Software, Inc. (a)                                        87,365
                                                    13,500  Macrovision Corp. (a)                                        299,025
                                                     7,600  Magma Design Automation, Inc. (a)                             65,740
                                                     8,439  Manhattan Associates, Inc. (a)                               185,658
                                                     4,300  Mantech International Corp. Class A (a)                      142,846
                                                     5,700  Mapinfo Corp. (a)                                             79,914
                                                    14,797  Matrixone, Inc. (a)                                          105,947
                                                    21,500  Mentor Graphics Corp. (a)                                    237,575
                                                     6,756  Mercury Computer Systems, Inc. (a)                           109,447
                                                     6,700  Merge Technologies, Inc. (a)                                 106,865
                                                     4,800  MicroStrategy, Inc. Class A (a)                              505,392
                                                    13,598  Micros Systems, Inc. (a)                                     626,460
                                                    10,900  Motive, Inc. (a)                                              42,510
                                                     3,000  Ness Technologies, Inc. (a)                                   37,770
                                                    15,474  NetIQ Corp. (a)                                              172,535
                                                     4,685  Netscout Systems, Inc. (a)                                    42,634
                                                    36,795  Nuance Communications, Inc. (a)                              434,549
                                                     7,900  Open Solutions, Inc. (a)                                     215,749
                                                    26,233  Openwave Systems, Inc. (a)                                   566,108
                                                    19,000  Opsware, Inc. (a)                                            162,830
                                                     2,600  PAR Technology Corp. (a)                                      46,124
                                                     3,700  PDF Solutions, Inc. (a)                                       70,004
                                                    14,007  Packeteer, Inc. (a)                                          162,481
                                                    37,760  Parametric Technology Corp. (a)                              616,621
                                                     1,300  Pegasystems, Inc. (a)                                         10,608
                                                    12,508  Progress Software Corp. (a)                                  363,858
                                                     3,300  QAD, Inc.                                                     24,684
                                                    17,600  Quest Software, Inc. (a)                                     293,920
                                                    31,300  RealNetworks, Inc. (a)                                       258,225
                                                     4,600  RightNow Technologies, Inc. (a)                               73,002
                                                     4,800  SI International, Inc. (a)                                   168,720
                                                     4,289  SPSS, Inc. (a)                                               135,790
                                                       500  SSA Global Technologies, Inc. (a)                              8,015
                                                    10,461  SYKES Enterprises, Inc. (a)                                  148,337

Master Small Cap Index Series
Schedule of Investments as of March 31, 2006

                                                    Shares
Industry                                              Held  Common Stocks                                              Value
--------------------------------------------------------------------------------------------------------------------------------
                                                     1,000  SYNNEX Corp. (a)                                       $      18,560
                                                     6,799  SafeNet, Inc. (a)                                            180,038
                                                    24,592  Sapient Corp. (a)                                            187,637
                                                    20,541  SonicWALL, Inc. (a)                                          145,636
                                                     6,100  Stellent, Inc.                                                72,346
                                                    17,600  SupportSoft, Inc. (a)                                         77,968
                                                     1,483  Syntel, Inc.                                                  28,058
                                                    11,685  Transaction Systems Architects, Inc. Class A (a)             364,689
                                                    11,908  Trizetto Group (a)                                           209,462
                                                     9,800  Tyler Technologies, Inc. (a)                                 107,800
                                                     8,800  Ultimate Software Group, Inc. (a)                            227,480
                                                    10,100  Vasco Data Security International Inc. (a)                    82,113
                                                     6,800  VeriFone Holdings, Inc. (a)                                  205,972
                                                     4,800  Verint Systems, Inc. (a)                                     169,776
                                                    11,980  Vignette Corp. (a)                                           176,705
                                                    15,920  webMethods, Inc. (a)                                         134,046
                                                    13,502  Websense, Inc. (a)                                           372,385
                                                    21,000  Wind River Systems, Inc. (a)                                 261,450
                                                    11,800  Witness Systems, Inc. (a)                                    299,720
                                                    16,208  Zoran Corp. (a)                                              354,631
                                                                                                                   -------------
                                                                                                                      19,621,894
--------------------------------------------------------------------------------------------------------------------------------
Computer Technology - 1.2%                          35,400  Adaptec, Inc. (a)                                            195,762
                                                     3,500  Advanced Analogic Technologies, Inc. (a)                      39,900
                                                    20,334  Advanced Digital Information Corp. (a)                       178,532
                                                    15,800  Dot Hill Systems Corp. (a)                                   112,180
                                                    23,800  Emulex Corp. (a)                                             406,742
                                                     9,109  FalconStor Software, Inc. (a)(e)                              86,080
                                                     5,100  Fargo Electronics, Inc. (a)                                   86,241
                                                    13,182  Filenet Corp. (a)                                            356,178
                                                    76,200  Gateway, Inc. (a)                                            166,878
                                                     9,817  Hutchinson Technology, Inc. (a)                              296,179
                                                    11,100  Imation Corp.                                                476,301
                                                    10,896  Intergraph Corp. (a)                                         453,927
                                                    14,509  Intermec, Inc. (a)                                           442,670
                                                    10,100  Komag, Inc. (a)                                              480,760
                                                    22,774  Lexar Media, Inc. (a)(e)                                     195,401
                                                    76,300  Maxtor Corp. (a)                                             729,428
                                                    44,100  McData Corp. (a)                                             203,742
                                                     5,900  Mobility Electronics, Inc. (a)                                49,147
                                                    28,788  Palm, Inc. (a)(e)                                            666,730
                                                    21,300  Perot Systems Corp. Class A (a)                              331,428
                                                    10,700  Phoenix Technologies Ltd. (a)                                 72,546
                                                    49,000  Quantum Corp. (a)                                            183,260
                                                    25,362  RSA Security, Inc. (a)                                       454,994
                                                     3,300  Rackable Systems, Inc. (a)                                   174,405
                                                     9,000  Radiant Systems, Inc. (a)                                    121,680
                                                     5,442  RadiSys Corp. (a)                                            108,024
                                                     4,000  Rimage Corp. (a)                                              90,320
                                                     4,100  Stratasys, Inc. (a)                                          120,868

Master Small Cap Index Series
Schedule of Investments as of March 31, 2006

                                                    Shares
Industry                                              Held  Common Stocks                                              Value
--------------------------------------------------------------------------------------------------------------------------------
                                                     8,300  Synaptics, Inc. (a)                                    $     182,517
                                                    17,100  Trident Microsystems, Inc. (a)                               496,926
                                                                                                                   -------------
                                                                                                                       7,959,746
--------------------------------------------------------------------------------------------------------------------------------
Construction - 0.4%                                  4,151  Brookfield Homes Corp.                                       215,271
                                                    10,636  EMCOR Group, Inc. (a)                                        528,184
                                                    11,171  Granite Construction, Inc.                                   543,804
                                                     4,500  Perini Corp. (a)                                             136,665
                                                     9,600  Washington Group International, Inc. (a)                     550,944
                                                                                                                   -------------
                                                                                                                       1,974,868
--------------------------------------------------------------------------------------------------------------------------------
Consumer Electronics - 0.6%                          3,166  Alloy, Inc. (a)                                               42,456
                                                     7,053  Atari Inc. (a)                                                 4,514
                                                    39,700  CNET Networks, Inc. (a)                                      564,137
                                                     4,300  DTS, Inc. (a)                                                 84,538
                                                    32,300  Earthlink, Inc. (a)                                          308,465
                                                    11,600  InfoSpace, Inc. (a)                                          324,220
                                                    12,100  Ipass, Inc. (a)                                               96,921
                                                    10,000  iVillage, Inc. (a)                                            84,100
                                                     6,500  LoJack Corp. (a)                                             155,870
                                                     7,074  Midway Games, Inc. (a)(e)                                     65,222
                                                     8,800  NIC, Inc. (a)                                                 53,944
                                                     7,100  Navarre Corp. (a)(e)                                          30,459
                                                    11,900  NetFlix, Inc. (a)(e)                                         344,981
                                                     6,800  Sohu.com, Inc. (a)                                           181,492
                                                    21,937  THQ, Inc. (a)                                                567,949
                                                    17,450  United Online, Inc.                                          224,407
                                                     3,886  Universal Electronics, Inc. (a)                               68,782
                                                     1,300  WebSideStory, Inc. (a)                                        22,347
                                                                                                                   -------------
                                                                                                                       3,224,804
--------------------------------------------------------------------------------------------------------------------------------
Consumer Products - 0.4%                             5,800  Blyth, Inc.                                                  121,916
                                                     6,300  CNS, Inc.                                                    135,702
                                                     1,891  CSS Industries, Inc.                                          61,911
                                                     2,200  Citi Trends, Inc. (a)                                         87,472
                                                    23,100  Jarden Corp. (a)                                             758,835
                                                     5,400  Mannatech, Inc.                                               93,852
                                                     8,873  Matthews International Corp. Class A                         339,481
                                                    13,563  Nautilus, Inc. (e)                                           202,767
                                                     9,600  Oakley, Inc.                                                 163,392
                                                    16,876  Playtex Products, Inc. (a)                                   176,692
                                                     4,900  RC2 Corp. (a)                                                195,069
                                                    19,391  The Topps Co., Inc.                                          170,059
                                                    13,874  Tupperware Corp.                                             285,666
                                                     2,600  USANA Health Sciences, Inc. (a)(e)                           108,472
                                                     1,800  Water Pik Technologies, Inc. (a)                              49,878
                                                    14,983  Yankee Candle Co., Inc.                                      410,085
                                                                                                                   -------------
                                                                                                                       3,361,249
--------------------------------------------------------------------------------------------------------------------------------
Containers & Packaging: Metals &                     4,175  Greif, Inc.                                                  285,653
Glass - 0.3%                                         6,942  Mobile Mini, Inc. (a)                                        214,647
                                                     6,100  Silgan Holdings, Inc.                                        245,037
                                                                                                                   -------------
                                                                                                                         745,337
--------------------------------------------------------------------------------------------------------------------------------

Master Small Cap Index Series
Schedule of Investments as of March 31, 2006

                                                    Shares
Industry                                              Held  Common Stocks                                              Value
--------------------------------------------------------------------------------------------------------------------------------
Containers & Packaging: Paper &                     17,700  Graphic Packaging Corp. (a)                            $      36,639
Plastic - 0.0%                                       7,252  Myers Industries, Inc.                                       115,959
                                                                                                                   -------------
                                                                                                                         152,598
--------------------------------------------------------------------------------------------------------------------------------
Copper - 0.1%                                       10,182  Mueller Industries, Inc.                                     363,396
--------------------------------------------------------------------------------------------------------------------------------
Cosmetics - 0.1%                                     8,993  Elizabeth Arden, Inc. (a)                                    209,717
                                                     1,600  Inter Parfums, Inc.                                           31,888
                                                    19,026  Nu Skin Enterprises, Inc. Class A                            333,526
                                                     3,300  Parlux Fragrances, Inc. (a)(e)                               106,425
                                                    44,010  Revlon, Inc. Class A (a)                                     139,072
                                                                                                                   -------------
                                                                                                                         820,628
--------------------------------------------------------------------------------------------------------------------------------
Diversified Financial Services - 0.6%               11,500  Euronet Worldwide, Inc. (a)                                  435,045
                                                    15,100  F.N.B. Corp.                                                 258,210
                                                     4,300  Greenhill & Co., Inc.                                        284,273
                                                       900  Huron Consulting Group, Inc. (a)                              27,261
                                                    11,908  Jones Lang LaSalle, Inc.                                     911,438
                                                    16,900  The Nasdaq Stock Market, Inc. (a)                            676,676
                                                    11,000  USI Holdings Corp. (a)                                       177,430
                                                                                                                   -------------
                                                                                                                       2,770,333
--------------------------------------------------------------------------------------------------------------------------------
Diversified Materials & Processing - 0.6%           15,860  Acuity Brands, Inc.                                          634,400
                                                    12,016  Armor Holdings, Inc. (a)                                     700,413
                                                     4,057  Barnes Group, Inc.                                           164,308
                                                    11,894  Brady Corp.                                                  445,549
                                                    15,410  Clarcor, Inc.                                                548,596
                                                    27,762  Hexcel Corp. (a)                                             609,931
                                                    20,314  Olin Corp.                                                   436,142
                                                     7,845  Tredegar Corp.                                               124,814
                                                                                                                   -------------
                                                                                                                       3,664,153
--------------------------------------------------------------------------------------------------------------------------------
Drug & Grocery Store Chains - 0.4%                     432  Arden Group, Inc. Class A                                     40,146
                                                    17,007  Casey's General Stores, Inc.                                 388,950
                                                     4,331  Great Atlantic & Pacific Tea Co. (a)                         151,282
                                                     5,164  Ingles Markets, Inc. Class A                                  92,022
                                                    11,283  Longs Drug Stores Corp.                                      522,177
                                                     5,577  Nash Finch Co.                                               166,752
                                                    16,942  Pathmark Stores, Inc. (a)                                    177,213
                                                     9,969  Ruddick Corp.                                                242,346
                                                     3,729  Smart & Final, Inc. (a)                                       61,118
                                                     8,200  Spartan Stores, Inc.                                         104,550
                                                     4,100  Weis Markets, Inc.                                           182,737
                                                    12,229  Wild Oats Markets, Inc. (a)                                  248,616
                                                                                                                   -------------
                                                                                                                       2,377,909
--------------------------------------------------------------------------------------------------------------------------------
Drugs & Pharmaceuticals - 2.3%                       7,350  AVANIR Pharmaceuticals Class A (a)                           107,457
                                                     2,500  Adams Respiratory Therapeutics, Inc. (a)                      99,425
                                                     9,700  Adolor Corp. (a)                                             230,860
                                                    30,700  Alkermes, Inc. (a)                                           676,935
                                                     3,600  Allion Healthcare, Inc. (a)                                   48,816
                                                    11,325  Alpharma, Inc. Class A                                       303,736
                                                    36,200  Amylin Pharmaceuticals, Inc. (a)                           1,771,990
                                                    20,700  Andrx Corp. (a)                                              491,418
                                                    13,000  Atherogenics Inc. (a)(e)                                     212,160
                                                     7,600  Bentley Pharmaceuticals, Inc. (a)                             99,940

Master Small Cap Index Series
Schedule of Investments as of March 31, 2006

                                                    Shares
Industry                                              Held  Common Stocks                                              Value
--------------------------------------------------------------------------------------------------------------------------------
                                                    20,048  BioMarin Pharmaceuticals, Inc. (a)                     $     269,044
                                                    15,800  CV Therapeutics, Inc. (a)                                    348,864
                                                     1,200  Caraco Pharmaceutical Laboratories Ltd. (a)                   15,600
                                                     7,000  Chattem, Inc. (a)                                            263,550
                                                    11,002  Connetics Corp. (a)                                          186,264
                                                    21,600  Dendreon Corp. (a)                                           101,736
                                                    14,100  Durect Corp. (a)(e)                                           89,676
                                                     6,600  Dusa Pharmaceuticals, Inc. (a)                                46,596
                                                     7,095  Enzo Biochem, Inc. (a)                                        95,782
                                                     9,400  First Horizon Pharmaceutical Corp. (a)                       236,974
                                                       300  GTx, Inc. (a)                                                  3,276
                                                     3,100  Hi-Tech Pharmacal Co., Inc. (a)                               87,420
                                                    12,127  Immunogen, Inc. (a)                                           52,631
                                                    11,900  Inspire Pharmaceuticals, Inc. (a)                             62,237
                                                    20,289  Isis Pharmaceuticals, Inc. (a)                               182,804
                                                     6,100  Ista Pharmaceuticals, Inc. (a)                                38,735
                                                    13,600  KV Pharmaceutical Co. Class A (a)                            328,032
                                                    26,000  MGI Pharma, Inc. (a)                                         455,000
                                                    32,400  Medarex, Inc. (a)                                            428,328
                                                    16,427  Medicines Co. (a)                                            337,903
                                                    19,100  Medicis Pharmaceutical Corp. Class A                         622,660
                                                    29,100  Nektar Therapeutics (a)(e)                                   593,058
                                                     8,945  Neopharm, Inc. (a)                                            74,780
                                                     2,100  New River Pharmaceuticals, Inc. (a)                           69,741
                                                     6,300  NitroMed, Inc. (a)(e)                                         52,920
                                                     7,731  Noven Pharmaceuticals, Inc. (a)                              139,235
                                                    11,400  Onyx Pharmaceuticals, Inc. (a)                               299,364
                                                     9,700  Pain Therapeutics, Inc. (a)(e)                               105,439
                                                     9,600  Par Pharmaceutical Cos., Inc. (a)                            270,528
                                                     8,000  Penwest Pharmaceuticals Co. (a)                              173,520
                                                    27,415  Perrigo Co.                                                  447,139
                                                     8,300  Pharmion Corp. (a)                                           149,566
                                                    10,200  Pozen, Inc. (a)                                              170,340
                                                     9,619  Regeneron Pharmaceuticals, Inc. (a)                          159,964
                                                     6,500  Renovis, Inc. (a)                                            138,580
                                                     7,350  SFBC International, Inc. (a)(e)                              179,193
                                                    12,000  Salix Pharmaceuticals Ltd. (a)                               198,120
                                                    19,082  SuperGen, Inc. (a)                                           108,386
                                                     6,246  United Therapeutics Corp. (a)                                413,985
                                                    33,300  Vertex Pharmaceuticals, Inc. (a)                           1,218,447
                                                                                                                   -------------
                                                                                                                      13,258,154
--------------------------------------------------------------------------------------------------------------------------------
Education Services - 0.5%                           10,304  Bright Horizons Family Solutions, Inc. (a)                   399,074
                                                    33,300  Corinthian Colleges, Inc. (a)                                479,520
                                                    16,500  DeVry, Inc. (a)                                              375,705
                                                     3,200  Educate, Inc. (a)                                             27,264
                                                     4,530  Learning Tree International, Inc. (a)                         54,904
                                                     2,149  Renaissance Learning, Inc.                                    38,682
                                                     5,520  Strayer Education, Inc.                                      564,475
                                                     8,300  Universal Technical Institute, Inc. (a)                      249,830
                                                                                                                   -------------
                                                                                                                       2,189,454
--------------------------------------------------------------------------------------------------------------------------------

Master Small Cap Index Series
Schedule of Investments as of March 31, 2006

                                                    Shares
Industry                                              Held  Common Stocks                                              Value
--------------------------------------------------------------------------------------------------------------------------------
Electrical & Electronics - 0.2%                     11,886  Benchmark Electronics, Inc. (a)                        $     455,828
                                                     2,100  LeCroy Corp. (a)                                              32,865
                                                     6,100  OSI Systems, Inc. (a)                                        128,893
                                                    15,498  Plexus Corp. (a)                                             582,260
                                                     8,132  Power Integrations, Inc. (a)                                 201,511
                                                    11,100  TTM Technologies, Inc. (a)                                   160,839
                                                     9,107  Universal Display Corp. (a)(e)                               130,959
                                                                                                                   -------------
                                                                                                                       1,693,155
--------------------------------------------------------------------------------------------------------------------------------
Electrical Equipment & Components - 1.0%             6,981  AO Smith Corp.                                               368,597
                                                    13,600  American Superconductor Corp. (a)(e)                         154,360
                                                     9,271  Baldor Electric Co.                                          314,009
                                                    10,408  CTS Corp.                                                    139,259
                                                     9,018  Cohu, Inc.                                                   191,362
                                                     2,000  Color Kinetics, Inc. (a)                                      42,360
                                                     5,960  Franklin Electric Co., Inc.                                  325,714
                                                    12,490  General Cable Corp. (a)                                      378,822
                                                     7,816  Genlyte Group, Inc. (a)                                      532,582
                                                     8,060  Littelfuse, Inc. (a)                                         275,088
                                                     9,400  MKS Instruments, Inc. (a)                                    220,242
                                                     1,931  Powell Industries, Inc. (a)                                   42,057
                                                    18,100  Power-One, Inc. (a)                                          130,320
                                                     6,700  Sonic Solutions, Inc. (a)                                    121,337
                                                     5,000  Spatialight, Inc. (a)(e)                                      17,300
                                                    22,800  Taser International, Inc. (a)(e)                             240,312
                                                    11,261  Technitrol, Inc.                                             270,039
                                                     5,679  Triumph Group, Inc. (a)                                      251,353
                                                                                                                   -------------
                                                                                                                       4,015,113
--------------------------------------------------------------------------------------------------------------------------------
Electrical: Household Appliance - 0.1%              23,700  Maytag Corp.                                                 505,521
                                                     1,350  National Presto Industries, Inc.                              66,380
                                                                                                                   -------------
                                                                                                                         571,901
--------------------------------------------------------------------------------------------------------------------------------
Electronics - 0.2%                                  20,612  Aeroflex, Inc. (a)                                           283,003
                                                    10,963  Agilysys, Inc.                                               165,103
                                                     4,099  Daktronics, Inc.                                             149,613
                                                     6,272  II-VI, Inc. (a)                                              113,460
                                                    20,800  Kopin Corp. (a)                                              104,208
                                                    32,866  MRV Communications, Inc. (a)(e)                              134,751
                                                    10,580  Methode Electronics, Inc.                                    115,216
                                                     1,900  Multi-Fineline Electronix, Inc. (a)(e)                       111,131
                                                     6,049  Park Electrochemical Corp.                                   178,446
                                                    20,500  Semtech Corp. (a)                                            366,745
                                                     4,567  Supertex, Inc. (a)                                           171,811
                                                                                                                   -------------
                                                                                                                       1,893,487
--------------------------------------------------------------------------------------------------------------------------------
Electronics: Instruments, Gauges &                   3,200  Faro Technologies, Inc. (a)                                   45,600
Meters - 0.1%                                        8,682  Itron, Inc. (a)                                              519,618
                                                     3,601  Keithley Instruments, Inc.                                    55,311
                                                     2,400  Measurement Specialties, Inc. (a)                             62,760
                                                     4,900  Metrologic Instruments, Inc. (a)                             113,337
                                                                                                                   -------------
                                                                                                                         796,626
--------------------------------------------------------------------------------------------------------------------------------
Electronics: Medical Systems - 0.7%                  5,672  Analogic Corp.                                               375,486
                                                     5,700  Aspect Medical Systems, Inc. (a)                             156,408

Master Small Cap Index Series
Schedule of Investments as of March 31, 2006

                                                    Shares
Industry                                              Held  Common Stocks                                              Value
--------------------------------------------------------------------------------------------------------------------------------
                                                     5,587  Bruker BioSciences Corp. (a)                           $      30,170
                                                     9,600  Candela Corp. (a)                                            207,360
                                                     3,970  Datascope Corp.                                              157,053
                                                    10,100  EPIX Pharmaceuticals, Inc. (a)                                35,350
                                                    13,950  eResearch Technology, Inc. (a)                               200,741
                                                     6,000  Greatbatch, Inc. (a)                                         131,460
                                                     9,372  Haemonetics Corp. (a)                                        475,816
                                                    12,900  HealthTronics, Inc. (a)                                      106,683
                                                    14,700  Hologic, Inc. (a)                                            813,645
                                                    13,100  Illumina, Inc. (a)                                           311,125
                                                     6,100  IntraLase Corp. (a)                                          141,520
                                                    10,681  Intuitive Surgical, Inc. (a)                               1,260,358
                                                     6,451  Luminex Corp. (a)                                             95,862
                                                     2,700  Neurometrix, Inc. (a)                                        105,138
                                                     4,800  Quality Systems, Inc.                                        158,880
                                                     4,200  Somanetics Corp. (a)                                          92,736
                                                     6,532  TriPath Imaging, Inc. (a)                                     45,593
                                                     4,061  Zoll Medical Corp. (a)                                       106,967
                                                                                                                   -------------
                                                                                                                       5,008,351
--------------------------------------------------------------------------------------------------------------------------------
Electronics: Semi-Conductors/                       11,000  AMIS Holdings, Inc. (a)                                       99,660
Components - 2.7%                                    7,916  Actel Corp. (a)                                              126,181
                                                    31,400  Amkor Technology, Inc. (a)                                   271,296
                                                    99,900  Applied Micro Circuits Corp. (a)                             406,593
                                                   125,700  Atmel Corp. (a)                                              593,304
                                                    11,500  Bell Microproducts, Inc. (a)                                  70,840
                                                    29,200  Cirrus Logic, Inc. (a)                                       247,616
                                                   161,300  Conexant Systems, Inc. (a)                                   556,485
                                                    38,900  Cypress Semiconductor Corp. (a)                              659,355
                                                     7,783  DSP Group, Inc. (a)                                          225,785
                                                     5,775  Diodes, Inc. (a)                                             239,662
                                                     6,627  Exar Corp. (a)                                                94,633
                                                     2,973  Excel Technology, Inc. (a)                                    87,614
                                                    35,700  Fairchild Semiconductor International, Inc. (a)              680,799
                                                     9,500  Formfactor, Inc. (a)                                         373,540
                                                     9,300  Genesis Microchip, Inc. (a)                                  158,472
                                                     5,393  IXYS Corp. (a)                                                49,723
                                                       300  Ikanos Communications, Inc. (a)                                5,913
                                                    65,430  Integrated Device Technology, Inc. (a)                       972,290
                                                    14,538  Integrated Silicon Solutions, Inc. (a)                        96,532
                                                    10,400  International DisplayWorks, Inc. (a)                          68,120
                                                    31,400  Lattice Semiconductor Corp. (a)                              209,124
                                                     2,600  Leadis Technology, Inc. (a)                                   14,768
                                                    17,800  MIPS Technologies, Inc. (a)                                  132,788
                                                    18,800  Micrel, Inc. (a)                                             278,616
                                                    18,690  Microsemi Corp. (a)                                          544,066
                                                    19,900  Microtune, Inc. (a)                                          103,878
                                                     2,800  Monolithic Power Systems, Inc. (a)                            52,192
                                                     4,100  NetLogic Microsystems, Inc. (a)                              168,961
                                                    49,800  ON Semiconductor Corp. (a)                                   361,548
                                                    16,000  Omnivision Technologies, Inc. (a)                            483,200
                                                     6,400  PLX Technology, Inc. (a)                                      80,320

Master Small Cap Index Series
Schedule of Investments as of March 31, 2006

                                                    Shares
Industry                                              Held  Common Stocks                                              Value
--------------------------------------------------------------------------------------------------------------------------------
                                                    62,000  PMC-Sierra, Inc. (a)                                   $     761,980
                                                    12,093  Pericom Semiconductor Corp. (a)                              119,237
                                                    12,864  Pixelworks, Inc. (a)                                          63,934
                                                     6,300  Portalplayer, Inc. (a)                                       140,049
                                                    64,000  RF Micro Devices, Inc. (a)                                   553,600
                                                    33,000  Rambus, Inc. (a)                                           1,298,220
                                                     8,400  Sigmatel, Inc. (a)                                            73,416
                                                    22,976  Silicon Image, Inc. (a)                                      236,883
                                                    14,300  Silicon Laboratories, Inc. (a)                               785,785
                                                    24,358  Silicon Storage Technology, Inc. (a)                         106,688
                                                    11,100  Sirf Technology Holdings, Inc. (a)                           393,051
                                                    46,633  Skyworks Solutions, Inc. (a)                                 316,638
                                                     3,500  SunPower Corp. Class A (a)(e)                                133,560
                                                    13,000  Tessera Technologies, Inc. (a)                               417,040
                                                    37,000  Transwitch Corp. (a)                                          96,200
                                                    38,336  Triquint Semiconductor, Inc. (a)                             188,613
                                                     2,100  Virage Logic Corp. (a)                                        22,659
                                                    65,100  Vitesse Semiconductor Corp. (a)                              233,058
                                                     3,000  Volterra Semiconductor Corp. (a)                              57,270
                                                                                                                   -------------
                                                                                                                      14,511,755
--------------------------------------------------------------------------------------------------------------------------------
Electronics: Technology - 0.7%                       2,600  3D Systems Corp. (a)                                          55,562
                                                     2,000  American Science & Engineering, Inc. (a)                     186,800
                                                     9,823  Checkpoint Systems, Inc. (a)                                 264,042
                                                    10,380  Coherent, Inc. (a)                                           364,442
                                                     4,252  Cubic Corp.                                                  101,793
                                                    13,224  DRS Technologies, Inc.                                       725,601
                                                     6,326  EDO Corp.                                                    195,157
                                                     4,300  Essex Corp. (a)                                               94,686
                                                     4,250  Herley Industries, Inc. (a)                                   88,740
                                                    33,930  Identix, Inc. (a)                                            270,083
                                                     6,550  Innovative Solutions & Support, Inc. (a)                      85,150
                                                    15,276  Intermagnetics General Corp. (a)                             382,664
                                                     4,400  Ionatron, Inc. (a)(e)                                         59,444
                                                    23,900  Kemet Corp. (a)                                              226,333
                                                     4,000  LaBarge, Inc. (a)                                             59,800
                                                     3,700  Scansource, Inc. (a)                                         223,517
                                                     1,400  Sypris Solutions, Inc.                                        13,202
                                                                                                                   -------------
                                                                                                                       3,397,016
--------------------------------------------------------------------------------------------------------------------------------
Energy Equipment - 0.0%                              8,200  Global Power Equipment Group, Inc. (a)                        31,570
                                                    17,826  Plug Power, Inc. (a)(e)                                       89,130
                                                                                                                   -------------
                                                                                                                         120,700
--------------------------------------------------------------------------------------------------------------------------------
Energy Miscellaneous - 0.6%                          3,300  Alon USA Energy, Inc.                                         81,246
                                                     2,600  Crosstex Energy, Inc.                                        201,370
                                                    14,600  Evergreen Solar, Inc. (a)(e)                                 224,840
                                                    18,526  FuelCell Energy, Inc. (a)(e)                                 212,493
                                                     6,400  Holly Corp.                                                  474,368
                                                    19,500  KFX, Inc. (a)(e)                                             354,900
                                                       200  Markwest Hydrocarbon, Inc.                                     4,580
                                                       800  Ormat Technologies, Inc.                                      30,480
                                                     3,300  Pacific Ethanol, Inc. (a)(e)                                  70,653
                                                     4,958  Penn Virginia Corp.                                          352,018

Master Small Cap Index Series
Schedule of Investments as of March 31, 2006

                                                    Shares
Industry                                              Held  Common Stocks                                              Value
--------------------------------------------------------------------------------------------------------------------------------
                                                    12,500  Syntroleum Corp. (a)(e)                                $     103,375
                                                     9,036  Tetra Technologies, Inc. (a)                                 425,053
                                                    10,597  Veritas DGC, Inc. (a)                                        480,998
                                                                                                                   -------------
                                                                                                                       3,016,374
--------------------------------------------------------------------------------------------------------------------------------
Engineering & Contracting Services - 0.3%            4,500  Clean Harbors, Inc. (a)                                      133,515
                                                    13,002  Dycom Industries, Inc. (a)                                   276,292
                                                     1,900  Infrasource Services, Inc. (a)                                32,699
                                                     2,700  Layne Christensen Co. (a)                                     90,504
                                                    35,600  Quanta Services, Inc. (a)                                    570,312
                                                    11,977  URS Corp. (a)                                                482,074
                                                                                                                   -------------
                                                                                                                       1,585,396
--------------------------------------------------------------------------------------------------------------------------------
Entertainment - 0.1%                                 6,300  Carmike Cinemas, Inc.                                        152,019
                                                     4,540  Dover Motorsports, Inc.                                       24,925
                                                    11,555  Gaylord Entertainment Co. (a)                                524,366
                                                     3,272  Lodgenet Entertainment Corp. (a)                              50,978
                                                    18,015  Movie Gallery, Inc. (e)                                       54,405
                                                     3,955  Speedway Motorsports, Inc.                                   151,121
                                                     1,180  Triple Crown Media, Inc. (a)                                   6,962
                                                                                                                   -------------
                                                                                                                         964,776
--------------------------------------------------------------------------------------------------------------------------------
Fertilizers - 0.1%                                  32,600  Terra Industries, Inc. (a)                                   229,830
--------------------------------------------------------------------------------------------------------------------------------
Finance Companies - 0.1%                             6,300  Accredited Home Lenders Holding Co. (a)                      322,434
                                                     4,800  Asta Funding, Inc.                                           159,648
                                                       800  Delta Financial Corp.                                          7,640
                                                     2,300  International Securities Exchange, Inc.                       95,795
                                                     1,300  United PanAm Financial Corp. (a)                              40,170
                                                     7,100  World Acceptance Corp. (a)                                   194,540
                                                                                                                   -------------
                                                                                                                         820,227
--------------------------------------------------------------------------------------------------------------------------------
Finance: Small Loan - 0.1%                          20,000  Advance America, Cash Advance Centers, Inc.                  287,600
                                                     4,500  Encore Capital Group, Inc. (a)                                66,375
                                                       200  QC Holdings, Inc. (a)                                          2,526
                                                                                                                   -------------
                                                                                                                         356,501
--------------------------------------------------------------------------------------------------------------------------------
Financial Data Processing Services &                 7,400  Advent Software, Inc. (a)                                    210,308
Systems - 0.7%                                       7,489  CompuCredit Corp. (a)                                        275,670
                                                    13,600  CyberSource Corp. (a)                                        151,776
                                                     9,530  Digital Insight Corp. (a)                                    346,892
                                                    14,088  eFunds Corp. (a)                                             364,034
                                                     7,923  eSpeed, Inc. Class A (a)                                      63,146
                                                       500  Heartland Payment Systems, Inc. (a)                           12,385
                                                    14,700  Hypercom Corp. (a)                                           136,710
                                                     4,400  iPayment, Inc. (a)                                           188,540
                                                    26,300  Jack Henry & Associates, Inc.                                601,481
                                                     8,482  John H. Harland Co.                                          333,343
                                                    11,549  Kronos, Inc. (a)                                             431,817
                                                     5,200  Online Resources Corp. (a)                                    67,600
                                                     1,100  TNS, Inc. (a)                                                 23,298
                                                     8,700  TradeStation Group, Inc. (a)                                 120,234
                                                    11,200  Wright Express Corp. (a)                                     314,160
                                                                                                                   -------------
                                                                                                                       3,641,394
--------------------------------------------------------------------------------------------------------------------------------
Financial Information Services - 0.2%                3,900  Bankrate, Inc. (a)(e)                                        169,884
                                                     9,150  Factset Research Systems, Inc.                               405,803

Master Small Cap Index Series
Schedule of Investments as of March 31, 2006

                                                    Shares
Industry                                              Held  Common Stocks                                              Value
--------------------------------------------------------------------------------------------------------------------------------
                                                    40,800  Homestore, Inc. (a)                                    $     267,648
                                                     1,700  Morningstar, Inc. (a)                                         76,109
                                                    22,122  S1 Corp. (a)                                                 111,495
                                                       400  Value Line, Inc.                                              14,800
                                                                                                                   -------------
                                                                                                                       1,045,739
--------------------------------------------------------------------------------------------------------------------------------
Financial Miscellaneous - 1.0%                       4,700  ACE Cash Express, Inc. (a)                                   116,983
                                                     7,100  Advanta Corp. Class B                                        261,777
                                                     1,300  Asset Acceptance Capital Corp. (a)                            25,311
                                                     8,719  Cash America International, Inc.                             261,744
                                                       400  Enstar Group, Inc. (a)                                        35,896
                                                     4,300  Federal Agricultural Mortgage Corp. Class B                  126,506
                                                    10,300  Financial Federal Corp.                                      301,790
                                                    11,500  First Cash Financial Services, Inc. (a)                      229,885
                                                     4,400  Global Cash Access, Inc. (a)                                  77,088
                                                     7,200  Harris & Harris Group, Inc.                                  100,440
                                                     6,899  LandAmerica Financial Group, Inc.                            468,097
                                                    26,700  MoneyGram International, Inc.                                820,224
                                                     6,100  Portfolio Recovery Associates, Inc. (a)                      285,663
                                                     3,600  Sanders Morris Harris Group, Inc.                             57,744
                                                    12,836  Sotheby's Holdings Inc. Class A (a)                          372,757
                                                     9,816  Sterling Bancorp                                             202,210
                                                     6,722  Stewart Information Services Corp.                           316,472
                                                       933  Stifel Financial Corp. (a)                                    40,744
                                                     2,976  Triad Guaranty, Inc. (a)                                     139,574
                                                     2,191  WSFS Financial Corp.                                         137,661
                                                                                                                   -------------
                                                                                                                       4,378,566
--------------------------------------------------------------------------------------------------------------------------------
Foods - 0.7%                                         2,134  American Italian Pasta Co. Class A                            13,359
                                                    12,600  Chiquita Brands International, Inc.                          211,302
                                                    15,284  Flowers Foods, Inc.                                          453,935
                                                    11,757  Hain Celestial Group, Inc. (a)                               307,916
                                                     4,300  J&J Snack Foods Corp.                                        144,437
                                                     2,200  John B. Sanfilippo & Son, Inc. (a)                            34,826
                                                    10,000  Lance, Inc.                                                  225,000
                                                     2,900  M&F Worldwide Corp. (a)                                       41,412
                                                       863  Maui Land & Pineapple Co., Inc. (a)                           32,578
                                                    19,800  NBTY, Inc. (a)                                               445,896
                                                     4,600  Natures Sunshine Prods, Inc.                                  57,500
                                                    14,600  Performance Food Group Co. (a)                               455,374
                                                     3,000  Premium Standard Farms, Inc.                                  52,650
                                                     9,095  Ralcorp Holdings, Inc. (a)                                   346,065
                                                     7,650  Sanderson Farms, Inc.                                        171,360
                                                       112  Seaboard Corp.                                               178,528
                                                    12,357  Sensient Technologies Corp.                                  223,044
                                                     5,777  Tootsie Roll Industries, Inc.                                169,093
                                                                                                                   -------------
                                                                                                                       3,564,275
--------------------------------------------------------------------------------------------------------------------------------
Forest Products - 0.3%                               3,009  Deltic Timber Corp.                                          182,345
                                                    15,221  Longview Fibre Co.                                           393,311
                                                    12,448  Potlatch Corp.                                               533,251
                                                     5,134  Universal Forest Products, Inc.                              325,958
                                                                                                                   -------------
                                                                                                                       1,434,865
--------------------------------------------------------------------------------------------------------------------------------

Master Small Cap Index Series
Schedule of Investments as of March 31, 2006

                                                    Shares
Industry                                              Held  Common Stocks                                              Value
--------------------------------------------------------------------------------------------------------------------------------
Forms & Bulk Printing Services - 0.0%               10,200  Ennis, Inc.                                            $     198,900
                                                     4,645  The Standard Register Co.                                     71,998
                                                                                                                   -------------
                                                                                                                         270,898
--------------------------------------------------------------------------------------------------------------------------------
Funeral Parlors & Cemeteries - 0.1%                 14,500  Alderwoods Group, Inc. (a)                                   259,550
                                                    29,324  Stewart Enterprises, Inc. Class A                            167,440
                                                                                                                   -------------
                                                                                                                         426,990
--------------------------------------------------------------------------------------------------------------------------------
Glass - 0.0%                                        11,000  Apogee Enterprises, Inc.                                     185,680
--------------------------------------------------------------------------------------------------------------------------------
Gold - 0.2%                                         82,500  Coeur d'Alene Mines Corp. (a)                                541,200
                                                     7,500  Royal Gold, Inc. (e)                                         271,425
                                                                                                                   -------------
                                                                                                                         812,625
--------------------------------------------------------------------------------------------------------------------------------
Health Care Facilities - 0.7%                        3,200  Brookdale Senior Living, Inc.                                120,800
                                                     7,700  Genesis HealthCare Corp. (a)                                 338,338
                                                    10,400  Healthways, Inc. (a)                                         529,776
                                                    11,400  Kindred Healthcare, Inc. (a)                                 286,710
                                                     7,150  LCA-Vision, Inc.                                             358,287
                                                     2,000  Medcath Corp. (a)                                             38,240
                                                     1,800  National Healthcare Corp.                                     72,144
                                                    16,100  PainCare Holdings, Inc. (a)                                   30,751
                                                    18,200  Psychiatric Solutions, Inc. (a)                              602,966
                                                     2,400  Radiation Therapy Services, Inc. (a)                          61,224
                                                     4,000  Res-Care, Inc. (a)                                            73,520
                                                     8,574  Sunrise Senior Living, Inc. (a)                              334,129
                                                    15,250  United Surgical Partners International, Inc. (a)             540,003
                                                                                                                   -------------
                                                                                                                       3,386,888
--------------------------------------------------------------------------------------------------------------------------------
Health Care Management Services - 0.7%              13,341  Allscripts Healthcare Solutions, Inc. (a)                    244,274
                                                     1,550  American Dental Partners, Inc. (a)                            20,925
                                                    12,300  Amsurg Corp. (a)                                             279,087
                                                     7,000  Bioscript, Inc. (a)                                           50,470
                                                    13,100  Centene Corp. (a)                                            382,127
                                                     3,700  Computer Programs & Systems, Inc.                            185,000
                                                     1,857  Corvel Corp. (a)                                              40,891
                                                    12,831  Eclipsys Corp. (a)                                           302,940
                                                    15,797  Hooper Holmes, Inc.                                           45,653
                                                     4,500  Horizon Health Corp. (a)                                      89,100
                                                     4,200  Molina Healthcare, Inc. (a)                                  140,574
                                                     8,700  Pediatrix Medical Group, Inc. (a)                            892,968
                                                    12,037  Per-Se Technologies, Inc. (a)                                320,906
                                                     9,200  Phase Forward, Inc. (a)                                      102,488
                                                     2,500  Vital Images, Inc. (a)                                        85,200
                                                     4,600  WellCare Health Plans, Inc. (a)                              209,024
                                                                                                                   -------------
                                                                                                                       3,391,627
--------------------------------------------------------------------------------------------------------------------------------
Health Care Services - 0.2%                          2,600  Adeza Biomedical Corp. (a)                                    54,938
                                                     2,400  Alliance Imaging, Inc. (a)                                    15,456
                                                     5,300  Allied Healthcare International, Inc. (a)                     25,705
                                                     6,100  Amedisys, Inc. (a)                                           211,975
                                                     8,000  America Retirement Corp. (a)                                 204,960
                                                    13,000  Apria Healthcare Group, Inc. (a)                             298,740
                                                     2,800  Bio-Reference Labs, Inc. (a)                                  50,512
                                                    10,412  Gentiva Health Services, Inc. (a)                            189,602
                                                     9,925  Healthcare Services Group                                    211,998

Master Small Cap Index Series
Schedule of Investments as of March 31, 2006

                                                    Shares
Industry                                              Held  Common Stocks                                              Value
--------------------------------------------------------------------------------------------------------------------------------
                                                     7,000  Matria Healthcare, Inc. (a)                            $     265,720
                                                     9,600  Odyssey HealthCare, Inc. (a)                                 165,216
                                                     3,700  Symbion, Inc. (a)                                             83,805
                                                     6,200  VistaCare, Inc. Class A (a)                                   96,100
                                                     3,300  WebMD Health Corp. Class A (a)(e)                            137,412
                                                                                                                   -------------
                                                                                                                       2,012,139
--------------------------------------------------------------------------------------------------------------------------------
Homebuilding - 0.2%                                  2,500  Comstock Homebuilding Cos., Inc. Class A (a)                  27,525
                                                     4,460  Levitt Corp. Class A                                          98,298
                                                     5,200  M/I Homes, Inc.                                              244,400
                                                       700  Orleans Homebuilders, Inc.                                    14,182
                                                     6,062  Technical Olympic USA, Inc.                                  123,362
                                                     9,600  WCI Communities, Inc. (a)                                    267,072
                                                       700  William Lyon Homes, Inc. (a)                                  66,976
                                                                                                                   -------------
                                                                                                                         841,815
--------------------------------------------------------------------------------------------------------------------------------
Hotel/Motel - 0.0%                                   6,600  Lodgian, Inc. (a)                                             91,674
                                                     5,479  Marcus Corp.                                                 109,306
                                                                                                                   -------------
                                                                                                                         200,980
--------------------------------------------------------------------------------------------------------------------------------
Household Furnishings - 0.4%                         4,900  American Woodmark Corp.                                      173,950
                                                     3,000  Bassett Furniture Industries, Inc.                            59,850
                                                    10,600  The Bombay Co., Inc. (a)                                      34,980
                                                    12,900  Ethan Allen Interiors, Inc.                                  542,058
                                                    14,700  Furniture Brands International, Inc.                         360,297
                                                     4,536  Haverty Furniture Cos., Inc.                                  65,092
                                                     1,600  Hooker Furniture Corp.                                        30,144
                                                    15,100  La-Z-Boy, Inc. (e)                                           256,700
                                                     5,988  Libbey, Inc.                                                  42,395
                                                     2,200  Lifetime Brands, Inc.                                         62,018
                                                    13,000  Select Comfort Corp. (a)                                     514,150
                                                     5,500  Stanley Furniture Co., Inc.                                  160,875
                                                                                                                   -------------
                                                                                                                       2,302,509
--------------------------------------------------------------------------------------------------------------------------------
Identification Control & Filter                      8,412  Advanced Energy Industries, Inc. (a)                         118,862
Devices - 0.7%                                      12,067  Artesyn Technologies, Inc. (a)                               132,134
                                                    15,441  Asyst Technologies Inc. (a)                                  160,741
                                                     1,000  Badger Meter, Inc.                                            56,980
                                                     6,994  C&D Technologies, Inc.                                        64,624
                                                    16,200  Crane Co.                                                    664,362
                                                     7,532  ESCO Technologies, Inc. (a)                                  381,496
                                                     6,300  Flanders Corp. (a)                                            73,584
                                                    16,000  Flowserve Corp. (a)                                          933,440
                                                     1,775  The Gorman-Rupp Co.                                           43,310
                                                    10,426  Mine Safety Appliances Co.                                   437,892
                                                     9,782  Paxar Corp. (a)                                              191,434
                                                     3,112  Robbins & Myers, Inc.                                         67,219
                                                     2,800  Sun Hydraulics, Inc.                                          59,864
                                                    10,727  Veeco Instruments, Inc. (a)                                  250,475
                                                     5,196  Vicor Corp.                                                  102,517
                                                     6,700  Viisage Technology, Inc. (a)(e)                              117,317
                                                     7,036  Watts Water Technologies, Inc. Class A                       255,688
                                                     9,117  X-Rite, Inc.                                                 121,074
                                                                                                                   -------------
                                                                                                                       4,233,013
--------------------------------------------------------------------------------------------------------------------------------

Master Small Cap Index Series
Schedule of Investments as of March 31, 2006

                                                    Shares
Industry                                              Held  Common Stocks                                              Value
--------------------------------------------------------------------------------------------------------------------------------
Industrial Products - 0.0%                           3,300  TAL International Group, Inc. (a)                      $     79,563
--------------------------------------------------------------------------------------------------------------------------------
Insurance: Life - 0.3%                              19,200  American Equity Investment Life Holding Co. (e)              275,328
                                                     6,100  Ceres Group, Inc. (a)                                         33,672
                                                     7,855  Citizens, Inc. (a)                                            40,532
                                                     7,370  Delphi Financial Group Class A                               380,513
                                                     2,580  Great American Financial Resources, Inc.                      50,903
                                                     1,042  Kansas City Life Insurance Co.                                52,913
                                                       662  National Western Life Insurance Co. Class A                  153,776
                                                    25,200  The Phoenix Cos., Inc.                                       410,760
                                                     5,593  Presidential Life Corp.                                      142,118
                                                    11,300  Universal American Financial Corp. (a)                       174,020
                                                                                                                   -------------
                                                                                                                       1,714,535
--------------------------------------------------------------------------------------------------------------------------------
Insurance: Multi-Line - 0.5%                         9,040  Alfa Corp.                                                   154,946
                                                     2,986  CNA Surety Corp. (a)                                          49,956
                                                     6,409  Crawford & Co. Class B                                        38,454
                                                       300  EMC Insurance Group, Inc.                                      8,361
                                                     3,225  FBL Financial Group, Inc. Class A                            111,101
                                                     8,100  HealthExtras, Inc. (a)                                       285,930
                                                     8,506  Hilb Rogal & Hobbs Co.                                       350,617
                                                    17,368  Horace Mann Educators Corp.                                  326,518
                                                     1,240  Independence Holding Co.                                      28,594
                                                    13,200  KMG America Corp (a)                                         112,992
                                                     2,297  Pico Holdings, Inc. (a)                                       75,548
                                                    11,039  UICI                                                         408,333
                                                     7,455  Zenith National Insurance Corp.                              358,809
                                                                                                                   -------------
                                                                                                                       2,310,159
--------------------------------------------------------------------------------------------------------------------------------
Insurance: Property-Casualty - 0.8%                  8,000  21st Century Insurance Group                                 126,400
                                                     4,950  Affirmative Insurance Holdings, Inc.                          65,390
                                                     1,071  American Physicians Capital, Inc. (a)                         51,408
                                                    11,566  Argonaut Group, Inc. (a)                                     411,171
                                                     4,132  Baldwin & Lyons, Inc. Class B                                109,705
                                                     3,200  Bristol West Holdings, Inc.                                   61,600
                                                    32,430  Covanta Holding Corp. (a)                                    540,608
                                                     8,000  Direct General Corp.                                         136,080
                                                     2,433  Donegal Group, Inc. Class A                                   63,477
                                                     4,200  FPIC Insurance Group, Inc. (a)                               158,760
                                                     3,500  First Acceptance Corp. (a)                                    46,550
                                                    19,100  Fremont General Corp.                                        411,796
                                                     5,162  Harleysville Group, Inc.                                     153,260
                                                     7,600  Infinity Property & Casualty Corp.                           317,224
                                                     2,158  The Midland Co.                                               75,487
                                                     2,500  Navigators Group, Inc. (a)                                   124,000
                                                     1,900  Odyssey Re Holdings Corp. (e)                                 41,230
                                                    19,715  Ohio Casualty Corp.                                          624,966
                                                     8,806  PMA Capital Corp. Class A (a)                                 89,645
                                                     7,823  ProAssurance Corp. (a)                                       406,796
                                                     6,154  RLI Corp.                                                    352,624
                                                     4,600  Safety Insurance Group, Inc.                                 210,036
                                                     5,700  SeaBright Insurance Holdings, Inc. (a)                        99,294
                                                    10,354  Selective Insurance Group                                    548,762
                                                     3,112  State Auto Financial Corp.                                   104,906

Master Small Cap Index Series
Schedule of Investments as of March 31, 2006

                                                    Shares
Industry                                              Held  Common Stocks                                              Value
--------------------------------------------------------------------------------------------------------------------------------
                                                     8,200  Tower Group, Inc.                                      $     189,420
                                                     3,900  United Fire & Casualty Co.                                   128,310
                                                                                                                   -------------
                                                                                                                       5,648,905
--------------------------------------------------------------------------------------------------------------------------------
Investment Management Companies - 0.4%              21,290  Apollo Investment Corp.                                      379,174
                                                     9,186  Ares Capital Corp.                                           157,815
                                                     5,600  Calamos Asset Management, Inc. Class A                       209,440
                                                       500  Capital Southwest Corp.                                       47,750
                                                     1,400  Cohen & Steers, Inc.                                          34,300
                                                     2,796  GAMCO Investors, Inc. Class A                                111,700
                                                    21,200  MCG Capital Corp.                                            299,132
                                                     5,123  NGP Capital Resources Co.                                     69,673
                                                     9,900  National Financial Partners Corp.                            559,548
                                                     2,000  Technology Investment Capital Corp.                           29,080
                                                    27,400  Waddell & Reed Financial, Inc. Class A                       632,940
                                                                                                                   -------------
                                                                                                                       2,530,552
--------------------------------------------------------------------------------------------------------------------------------
Jewelry, Watches & Gemstones - 0.1%                  7,825  Charles & Colvard Ltd. (e)                                    84,745
                                                    18,400  Fossil, Inc. (a)                                             341,872
                                                     4,200  Movado Group, Inc.                                            96,936
                                                                                                                   -------------
                                                                                                                         523,553
--------------------------------------------------------------------------------------------------------------------------------
Leisure Time - 0.4%                                 25,200  Callaway Golf Co.                                            433,440
                                                     1,300  Escalade, Inc.                                                14,417
                                                     7,600  Great Wolf Resorts, Inc. (a)                                  88,084
                                                    12,100  K2, Inc. (a)                                                 151,855
                                                     6,100  Life Time Fitness, Inc. (a)                                  285,785
                                                    11,000  Majesco Entertainment Co. (a)                                 15,070
                                                    33,700  Six Flags, Inc. (a)(e)                                       343,066
                                                     2,000  Steinway Musical Instruments Inc. (a)                         64,440
                                                     9,478  Sturm Ruger & Co., Inc.                                       75,634
                                                     7,956  Vail Resorts, Inc. (a)                                       304,078
                                                     1,400  West Marine, Inc. (a)                                         21,014
                                                                                                                   -------------
                                                                                                                       1,796,883
--------------------------------------------------------------------------------------------------------------------------------
Machine Tools - 0.1%                                11,392  Lincoln Electric Holdings, Inc.                              615,054
--------------------------------------------------------------------------------------------------------------------------------
Machinery & Engineering - 0.1%                       8,260  Applied Industrial Technologies, Inc.                        368,396
--------------------------------------------------------------------------------------------------------------------------------
Machinery: Agricultural - 0.1%                      25,600  AGCO Corp. (a)                                               530,944
                                                       400  Alamo Group, Inc.                                              8,856
                                                     4,150  Gehl Co. (a)                                                 137,448
                                                     5,013  Lindsay Manufacturing Co.                                    135,802
                                                                                                                   -------------
                                                                                                                         813,050
--------------------------------------------------------------------------------------------------------------------------------
Machinery: Construction & Handling - 0.3%            6,600  ASV, Inc. (a)(e)                                             212,652
                                                     5,717  Astec Industries, Inc. (a)                                   205,240
                                                    10,611  Manitowoc Co.                                                967,193
                                                     1,287  NACCO Industries, Inc. Class A                               198,147
                                                    11,324  Stewart & Stevenson Services Inc.                            413,100
                                                                                                                   -------------
                                                                                                                       1,996,332
--------------------------------------------------------------------------------------------------------------------------------
Machinery: Engines - 0.1%                           17,000  Briggs & Stratton Corp.                                      601,290
--------------------------------------------------------------------------------------------------------------------------------
Machinery: Industrial/Specialty - 0.6%               7,600  Actuant Corp. Class A                                        465,272
                                                     5,800  EnPro Industries, Inc. (a)                                   198,940
                                                     8,257  Gardner Denver, Inc. (a)                                     538,356
                                                     3,170  Kadant, Inc. (a)                                              71,959
                                                    13,303  Kennametal, Inc.                                             813,345

Master Small Cap Index Series
Schedule of Investments as of March 31, 2006

                                                    Shares
Industry                                              Held  Common Stocks                                              Value
--------------------------------------------------------------------------------------------------------------------------------
                                                     2,300  Middleby Corp. (a)                                     $     192,556
                                                     9,210  Nordson Corp.                                                459,211
                                                     5,528  Tecumseh Products Co. Class A                                135,657
                                                     2,537  Tennant Co.                                                  132,736
                                                     8,479  Woodward Governor Co.                                        281,927
                                                                                                                   -------------
                                                                                                                       3,289,959
--------------------------------------------------------------------------------------------------------------------------------
Machinery: Oil Well Equipment &                      5,302  CARBO Ceramics, Inc.                                         301,737
Services - 1.6%                                      3,388  Dril-Quip, Inc. (a)                                          240,040
                                                    26,000  Global Industries Ltd. (a)                                   376,740
                                                     3,517  Gulf Island Fabrication, Inc.                                 83,247
                                                    26,843  Hanover Compressor Co. (a)(e)                                499,817
                                                    22,974  Helix Energy Solutions Group, Inc. (a)                       870,715
                                                     4,340  Hornbeck Offshore Services, Inc. (a)                         156,544
                                                     6,949  Hydril Co. (a)                                               541,675
                                                    18,646  Input/Output, Inc. (a)(e)                                    181,053
                                                     5,200  Lufkin Industries, Inc.                                      288,288
                                                    28,320  Newpark Resources, Inc. (a)                                  232,224
                                                     7,004  Oceaneering International, Inc. (a)                          401,329
                                                    14,700  Oil States International, Inc. (a)                           541,695
                                                    28,081  Parker Drilling Co. (a)                                      260,311
                                                     6,500  RPC, Inc.                                                    148,525
                                                     4,692  SEACOR Holdings, Inc. (a)                                    371,606
                                                    27,405  Superior Energy Services Inc. (a)                            734,180
                                                     2,000  Superior Well Services, Inc. (a)                              58,140
                                                     6,526  Universal Compression Holdings, Inc. (a)                     330,672
                                                    10,457  W-H Energy Services, Inc. (a)                                465,232
                                                                                                                   -------------
                                                                                                                       7,083,770
--------------------------------------------------------------------------------------------------------------------------------
Machinery: Specialty - 0.3%                          7,300  Applied Films Corp. (a)                                      141,839
                                                     9,900  Bucyrus International, Inc.                                  477,081
                                                     3,500  Cascade Corp.                                                184,975
                                                    30,196  JLG Industries, Inc.                                         929,735
                                                     4,441  Semitool, Inc. (a)                                            50,494
                                                     4,400  TurboChef Technologies, Inc. (a)(e)                           53,680
                                                                                                                   -------------
                                                                                                                       1,837,804
--------------------------------------------------------------------------------------------------------------------------------
Manufactured Housing - 0.1%                         21,827  Champion Enterprises, Inc. (a)                               326,532
                                                     4,005  Palm Harbor Homes, Inc. (a)(e)                                85,827
                                                     1,401  Skyline Corp.                                                 57,973
                                                                                                                   -------------
                                                                                                                         470,332
--------------------------------------------------------------------------------------------------------------------------------
Manufacturing - 0.1%                                15,459  Federal Signal Corp.                                         285,991
                                                     3,731  Standex International Corp.                                  118,123
                                                                                                                   -------------
                                                                                                                         404,114
--------------------------------------------------------------------------------------------------------------------------------
Medical & Dental Instruments &                       4,300  Abaxis, Inc. (a)                                              97,524
Supplies - 2.0%                                      3,600  Abiomed, Inc. (a)                                             46,440
                                                    14,900  Align Technology, Inc. (a)                                   136,633
                                                    24,400  American Medical Systems Holdings, Inc. (a)                  549,000
                                                     2,000  AngioDynamics, Inc. (a)                                       60,120
                                                     5,308  Arrow International, Inc.                                    173,412
                                                     4,700  Bio-Rad Laboratories, Inc. Class A (a)                       293,045
                                                     6,449  Biosite, Inc. (a)                                            334,897
                                                     2,200  Cantel Medical Corp. (a)                                      36,058

Master Small Cap Index Series
Schedule of Investments as of March 31, 2006

                                                    Shares
Industry                                              Held  Common Stocks                                              Value
--------------------------------------------------------------------------------------------------------------------------------
                                                    12,300  Cepheid, Inc. (a)                                      $     112,668
                                                    10,428  Conmed Corp. (a)                                             199,696
                                                     4,300  Conor Medsystems, Inc. (a)                                   126,420
                                                     5,369  Cyberonics, Inc. (a)                                         138,359
                                                     5,600  DJ Orthopedics, Inc. (a)                                     222,656
                                                       100  DexCom, Inc. (a)                                               2,027
                                                     6,500  Diagnostic Products Corp.                                    309,595
                                                     7,800  Encore Medical Corp. (a)                                      39,936
                                                     3,000  ev3, Inc. (a)                                                 53,130
                                                     3,400  FoxHollow Technologies Inc. (a)(e)                           103,870
                                                     7,600  I-Flow Corp. (a)                                             101,232
                                                     6,050  ICU Medical, Inc. (a)                                        218,950
                                                     5,500  IRIS International, Inc. (a)                                  85,965
                                                    12,762  Immucor, Inc. (a)                                            366,142
                                                     9,522  Invacare Corp.                                               295,753
                                                     4,640  Inverness Medical Innovations, Inc. (a)                      133,307
                                                     9,400  Kyphon, Inc. (a)                                             349,680
                                                     2,578  Landauer, Inc.                                               129,467
                                                     7,500  Laserscope (a)(e)                                            177,375
                                                    11,900  Lifecell Corp. (a)                                           268,345
                                                     8,944  Mentor Corp.                                                 405,253
                                                     7,700  Meridian Bioscience, Inc.                                    207,746
                                                     9,310  Merit Medical Systems, Inc. (a)                              111,813
                                                     6,137  Molecular Devices Corp. (a)                                  203,503
                                                     6,400  NuVasive, Inc. (a)                                           120,640
                                                    17,059  OraSure Technologies, Inc. (a)                               175,708
                                                    11,698  Owens & Minor, Inc.                                          383,343
                                                    22,873  PSS World Medical, Inc. (a)                                  441,220
                                                     6,400  Palomar Medical Technologies, Inc. (a)                       214,080
                                                     8,129  PolyMedica Corp.                                             344,344
                                                     5,915  SonoSite, Inc. (a)                                           240,386
                                                     7,600  Stereotaxis, Inc. (a)                                         95,836
                                                    20,400  Steris Corp.                                                 503,472
                                                     6,183  SurModics, Inc. (a)                                          218,631
                                                    11,600  Sybron Dental Specialties, Inc. (a)                          478,384
                                                     2,400  Symmetry Medical, Inc. (a)                                    50,904
                                                     9,900  ThermoGenesis Corp. (a)                                       39,897
                                                    13,247  Thoratec Corp. (a)                                           255,270
                                                    10,360  Ventana Medical Systems Inc. (a)                             432,737
                                                     8,600  Viasys Healthcare, Inc. (a)                                  258,688
                                                     1,524  Vital Signs, Inc.                                             83,713
                                                     7,976  West Pharmaceutical Services, Inc.                           276,927
                                                     7,000  Wright Medical Group, Inc. (a)                               138,250
                                                       600  Young Innovations, Inc.                                       21,912
                                                                                                                   -------------
                                                                                                                      10,864,359
--------------------------------------------------------------------------------------------------------------------------------
Medical Services - 0.2%                              4,600  America Service Group, Inc. (a)                               59,938
                                                    10,500  Magellan Health Services, Inc. (a)                           424,935
                                                     3,271  Option Care, Inc.                                             46,252
                                                     9,697  Parexel International Corp. (a)                              256,389

Master Small Cap Index Series
Schedule of Investments as of March 31, 2006

                                                    Shares
Industry                                              Held  Common Stocks                                              Value
--------------------------------------------------------------------------------------------------------------------------------
                                                     8,095  RehabCare Group, Inc. (a)                              $     152,591
                                                     5,200  US Physical Therapy, Inc. (a)                                 88,972
                                                                                                                   -------------
                                                                                                                       1,029,077
--------------------------------------------------------------------------------------------------------------------------------
Metal Fabricating - 1.3%                             3,300  CIRCOR International, Inc.                                    96,360
                                                    20,656  Commercial Metals Co.                                      1,104,889
                                                     2,900  Dynamic Materials Corp. (e)                                  103,124
                                                     4,750  Encore Wire Corp. (a)                                        160,930
                                                     8,726  Kaydon Corp.                                                 352,181
                                                     8,158  Lone Star Technologies Inc. (a)                              452,035
                                                    14,763  Maverick Tube Corp. (a)                                      782,291
                                                     5,065  NN, Inc.                                                      65,389
                                                     6,255  NS Group, Inc. (a)                                           287,918
                                                     7,607  Quanex Corp.                                                 506,854
                                                     2,600  RBC Bearings, Inc. (a)                                        53,300
                                                     7,613  RTI International Metals, Inc. (a)                           417,573
                                                     9,847  Reliance Steel & Aluminum Co.                                924,830
                                                     5,100  Roanoke Electric Steel Corp.                                 164,730
                                                     9,593  Ryerson, Inc.                                                256,709
                                                    23,200  The Shaw Group, Inc. (a)                                     705,280
                                                     5,200  Superior Essex, Inc. (a)                                     132,288
                                                     3,958  Valmont Industries, Inc.                                     166,394
                                                                                                                   -------------
                                                                                                                       6,733,075
--------------------------------------------------------------------------------------------------------------------------------
Metals & Minerals Miscellaneous - 0.4%               1,800  AM Castle & Co.                                               53,100
                                                     5,973  AMCOL International Corp.                                    172,022
                                                     5,011  Brush Engineered Materials, Inc. (a)                          98,967
                                                     6,618  Cleveland-Cliffs, Inc.                                       576,560
                                                     4,500  Compass Minerals International, Inc.                         112,455
                                                    28,044  GrafTech International Ltd. (a)                              171,068
                                                    38,400  Hecla Mining Co. (a)                                         253,824
                                                     5,253  Minerals Technologies, Inc.                                  306,828
                                                    11,264  Stillwater Mining Co. (a)                                    185,405
                                                     7,000  Titanium Metals Corp. (a)                                    339,850
                                                                                                                   -------------
                                                                                                                       2,270,079
--------------------------------------------------------------------------------------------------------------------------------
Milling: Fruit & Grain Processing - 0.1%            22,078  Corn Products International, Inc.                            652,846
--------------------------------------------------------------------------------------------------------------------------------
Miscellaneous Consumer Staples - 0.0%                3,100  Reddy Ice Holdings, Inc.                                      68,851
--------------------------------------------------------------------------------------------------------------------------------
Miscellaneous Materials & Commodities - 0.2%         8,850  Ceradyne, Inc. (a)                                           441,615
                                                     9,079  Symyx Technologies Inc. (a)                                  251,851
                                                     5,789  WD-40 Co.                                                    178,591
                                                                                                                   -------------
                                                                                                                         872,057
--------------------------------------------------------------------------------------------------------------------------------
Miscellaneous Materials & Processing - 0.4%          8,138  Insituform Technologies, Inc. Class A (a)                    216,471
                                                     8,800  Metal Management, Inc.                                       278,520
                                                     4,955  Rogers Corp. (a)                                             269,948
                                                    25,159  USEC, Inc. (a)                                               303,166
                                                     1,800  Xerium Technologies, Inc.                                     16,902
                                                                                                                   -------------
                                                                                                                       1,085,007
--------------------------------------------------------------------------------------------------------------------------------
Miscellaneous Producer Durables - 0.1%              22,700  BE Aerospace, Inc. (a)                                       570,224
                                                    11,100  Blount International, Inc. (a)                               178,821
                                                                                                                   -------------
                                                                                                                         749,045
--------------------------------------------------------------------------------------------------------------------------------

Master Small Cap Index Series
Schedule of Investments as of March 31, 2006

                                                    Shares
Industry                                              Held  Common Stocks                                              Value
--------------------------------------------------------------------------------------------------------------------------------
Miscellaneous Technology - 0.0%                      4,400  IHS, Inc. Class A (a)                                  $     120,340
                                                     1,300  iRobot Corp. (a)(e)                                           36,140
                                                                                                                   -------------
                                                                                                                         156,480
--------------------------------------------------------------------------------------------------------------------------------
Multi-Sector Companies - 0.5%                       20,171  GenCorp, Inc. (a)                                            414,514
                                                     6,694  Kaman Corp. Class A                                          168,421
                                                     6,499  Lancaster Colony Corp.                                       272,958
                                                     4,300  Raven Industries, Inc.                                       168,173
                                                     1,365  Sequa Corp. Class A (a)                                      133,497
                                                    11,650  Trinity Industries, Inc.                                     633,644
                                                       300  United Capital Corp. (a)                                       7,464
                                                    12,502  Walter Industries, Inc.                                      832,883
                                                                                                                   -------------
                                                                                                                       2,631,554
--------------------------------------------------------------------------------------------------------------------------------
Office Furniture & Business Equipment - 0.0%         6,574  Kimball International, Inc. Class B                           98,873
                                                     3,100  Knoll, Inc.                                                   66,092
                                                     9,840  Presstek, Inc. (a)                                           117,096
                                                                                                                   -------------
                                                                                                                         282,061
--------------------------------------------------------------------------------------------------------------------------------
Offshore Drilling - 0.1%                             4,927  Atwood Oceanics, Inc. (a)                                    497,676
                                                     1,800  Bois d'Arc Energy, Inc. (a)                                   29,970
                                                     2,700  Hercules Offshore, Inc. (a)                                   91,827
                                                                                                                   -------------
                                                                                                                         619,473
--------------------------------------------------------------------------------------------------------------------------------
Oil: Crude Producers - 2.2%                          6,400  ATP Oil & Gas Corp. (a)                                      281,024
                                                     6,950  Atlas America, Inc. (a)                                      332,280
                                                     6,401  Berry Petroleum Co. Class A                                  438,148
                                                     3,700  Bill Barrett Corp. (a)                                       120,583
                                                    10,400  Brigham Exploration Co. (a)                                   91,104
                                                     1,600  Bronco Drilling Co., Inc. (a)                                 42,080
                                                    15,511  Cabot Oil & Gas Corp. Class A                                743,442
                                                     5,600  Callon Petroleum Co. (a)                                     117,712
                                                     8,200  Carrizo Oil & Gas, Inc. (a)                                  213,118
                                                    14,500  Cheniere Energy, Inc. (a)                                    588,265
                                                    27,393  Cimarex Energy Co.                                         1,185,021
                                                     2,600  Clayton Williams Energy, Inc. (a)                            106,392
                                                    14,457  Comstock Resources, Inc. (a)                                 429,228
                                                     7,100  Edge Petroleum Corp. (a)                                     177,358
                                                    15,700  Encore Acquisition Co. (a)                                   486,700
                                                    10,200  Endeavour International Corp. (a)                             29,682
                                                    12,500  Energy Partners Ltd. (a)                                     294,750
                                                    11,500  FX Energy, Inc. (a)(e)                                        60,145
                                                    18,430  Frontier Oil Corp. (e)                                     1,093,820
                                                    18,800  Gasco Energy, Inc. (a)                                       105,280
                                                     4,100  Goodrich Petroleum Corp. (a)                                 110,700
                                                    61,943  Grey Wolf, Inc. (a)                                          460,856
                                                    12,700  Harvest Natural Resources, Inc. (a)                          123,444
                                                    10,283  Houston Exploration Co. (a)                                  541,914
                                                     6,800  McMoRan Exploration Co. (a)(e)                               121,312
                                                    23,911  Meridian Resource Corp. (a)                                   96,840
                                                    11,500  Parallel Petroleum Corp. (a)                                 212,175
                                                    15,742  PetroHawk Energy Corp. (a)                                   215,665
                                                     6,800  Petroleum Development Corp. (a)                              308,448
                                                     9,400  Petroquest Energy, Inc. (a)                                   94,846

Master Small Cap Index Series
Schedule of Investments as of March 31, 2006

                                                    Shares
Industry                                              Held  Common Stocks                                              Value
--------------------------------------------------------------------------------------------------------------------------------
                                                     3,800  Pioneer Drilling Co. (a)                               $      62,434
                                                     7,620  Remington Oil & Gas Corp. (a)                                329,336
                                                     6,249  Resource America, Inc. Class A                               124,480
                                                    16,952  St. Mary Land & Exploration Co.                              692,150
                                                     6,178  Stone Energy Corp. (a)                                       272,635
                                                     8,217  Swift Energy Co. (a)                                         307,809
                                                    16,400  Todco Class A                                                646,324
                                                     6,200  Toreador Resources Corp. (a)(e)                              192,882
                                                     4,600  Tri-Valley Corp. (a)(e)                                       36,662
                                                     3,600  W&T Offshore, Inc.                                           145,116
                                                     5,800  Warren Resources, Inc. (a)                                    86,420
                                                    10,310  Whiting Petroleum Corp. (a)                                  422,607
                                                                                                                   -------------
                                                                                                                      12,541,187
--------------------------------------------------------------------------------------------------------------------------------
Oil: Integrated Domestic - 0.3%                     11,000  Delta Petroleum Corp. (a)                                    230,230
                                                     5,200  Giant Industries, Inc. (a)                                   361,608
                                                    14,000  KCS Energy, Inc. (a)                                         364,000
                                                                                                                   -------------
                                                                                                                         955,838
--------------------------------------------------------------------------------------------------------------------------------
Paints & Coatings - 0.2%                            12,576  Ferro Corp.                                                  251,520
                                                    11,040  H.B. Fuller Co.                                              566,794
                                                     1,693  Kronos Worldwide, Inc.                                        51,399
                                                                                                                   -------------
                                                                                                                         869,713
--------------------------------------------------------------------------------------------------------------------------------
Paper - 0.3%                                         7,826  Albany International Corp. Class A                           298,092
                                                    17,700  Bowater, Inc.                                                523,566
                                                     6,798  Buckeye Technologies, Inc. (a)                                61,522
                                                    10,174  Caraustar Industries, Inc. (a)                               104,690
                                                    10,092  Chesapeake Corp.                                             140,077
                                                    12,900  Mercer International, Inc.-Sbi (a)                           120,099
                                                     3,100  Neenah Paper, Inc.                                           101,525
                                                    15,601  P.H. Glatfelter Co.                                          285,966
                                                     6,980  Rock-Tenn Co. Class A                                        104,630
                                                    13,442  Wausau Paper Corp.                                           190,473
                                                                                                                   -------------
                                                                                                                       1,930,640
--------------------------------------------------------------------------------------------------------------------------------
Plastics - 0.1%                                     11,754  Spartech Corp.                                               282,096
--------------------------------------------------------------------------------------------------------------------------------
Pollution Control & Environmental                    6,300  American Ecology Corp.                                       128,394
Services - 0.1%                                     15,000  Darling International, Inc. (a)                               70,200
                                                     6,300  Duratek, Inc. (a)                                            137,970
                                                    14,246  Headwaters, Inc. (a)                                         566,848
                                                                                                                   -------------
                                                                                                                         903,412
--------------------------------------------------------------------------------------------------------------------------------
Power Transmission Equipment - 0.1%                  8,751  Regal-Beloit Corp.                                           369,905
--------------------------------------------------------------------------------------------------------------------------------
Printing & Copying Services - 0.2%                  12,882  Bowne & Co., Inc.                                            214,743
                                                    13,600  Cenveo, Inc. (a)                                             225,488
                                                     2,300  Schawk, Inc.                                                  59,823
                                                     8,400  TRM Corp. (a)                                                 56,532
                                                                                                                   -------------
                                                                                                                         556,586
--------------------------------------------------------------------------------------------------------------------------------
Production Technology Equipment - 1.5%               4,600  ADE Corp. (a)                                                140,852
                                                    12,457  ATMI, Inc. (a)                                               376,201
                                                    39,200  Axcelis Technologies, Inc. (a)                               229,712
                                                    23,378  Brooks Automation, Inc. (a)                                  332,903
                                                    13,356  Cognex Corp.                                                 395,872
                                                    23,868  Credence Systems Corp. (a)                                   175,191

Master Small Cap Index Series
Schedule of Investments as of March 31, 2006

                                                    Shares
Industry                                              Held  Common Stocks                                              Value
--------------------------------------------------------------------------------------------------------------------------------
                                                    12,700  Cymer, Inc. (a)                                        $     577,088
                                                     5,631  Dionex Corp. (a)                                             346,194
                                                    10,461  Electro Scientific Industries, Inc. (a)                      231,502
                                                    16,200  Emcore Corp. (a)                                             165,564
                                                    33,699  Entegris, Inc. (a)                                           358,557
                                                     6,890  Esterline Technologies Corp. (a)                             294,547
                                                     9,855  FEI Co. (a)                                                  195,622
                                                     8,700  Intevac, Inc. (a)                                            250,386
                                                    19,856  Kulicke & Soffa Industries, Inc. (a)                         189,426
                                                    21,103  LTX Corp. (a)                                                113,956
                                                     6,200  MTS Systems Corp.                                            259,346
                                                    10,299  Mattson Technology, Inc. (a)                                 123,588
                                                     7,662  Photon Dynamics, Inc. (a)                                    143,663
                                                    11,779  Photronics, Inc. (a)                                         220,974
                                                     4,700  Rofin-Sinar Technologies, Inc. (a)                           254,411
                                                    13,073  Rudolph Technologies, Inc. (a)                               222,895
                                                     5,590  Ultratech, Inc. (a)                                          136,843
                                                    18,913  Varian Semiconductor Equipment Associates, Inc. (a)          531,077
                                                                                                                   -------------
                                                                                                                       6,266,370
--------------------------------------------------------------------------------------------------------------------------------
Publishing: Miscellaneous - 0.3%                     8,294  Banta Corp.                                                  431,122
                                                     4,200  Consolidated Graphics, Inc. (a)                              218,904
                                                     1,850  Courier Corp.                                                 82,029
                                                     5,082  Martha Stewart Living Omnimedia, Inc. Class A (a)(e)          85,683
                                                     4,907  Playboy Enterprises, Inc. Class B (a)                         69,679
                                                    40,800  Primedia, Inc. (a)                                            84,456
                                                    28,700  The Reader's Digest Association, Inc. Class A                423,325
                                                    12,660  Scholastic Corp. (a)                                         338,782
                                                     5,100  Thomas Nelson, Inc.                                          149,175
                                                                                                                   -------------
                                                                                                                       1,883,155
--------------------------------------------------------------------------------------------------------------------------------
Publishing: Newspapers - 0.1%                       22,029  Hollinger International, Inc. Class A                        184,603
                                                     4,300  Journal Communications, Inc. Class A                          53,320
                                                    11,333  Journal Register Co.                                         138,036
                                                     5,400  Media General, Inc. Class A                                  251,748
                                                                                                                   -------------
                                                                                                                         627,707
--------------------------------------------------------------------------------------------------------------------------------
Radio & TV Broadcasters - 0.1%                       1,533  Beasley Broadcasting Group, Inc. Class A                      18,595
                                                    16,500  Citadel Broadcasting Corp.                                   182,985
                                                     7,400  Cox Radio, Inc. Class A (a)                                   99,308
                                                    19,300  Cumulus Media, Inc. Class A (a)                              217,318
                                                    13,300  Emmis Communications Corp. Class A (a)                       212,800
                                                    10,100  Entercom Communications Corp.                                281,992
                                                     1,400  Fisher Communications, Inc. (a)                               62,650
                                                    12,100  Gray Television, Inc.                                        101,640
                                                    11,000  Lin TV Corp. Class A (a)                                      99,000
                                                     4,800  Outdoor Channel Holdings, Inc. (a)                            48,912
                                                    27,500  Radio One, Inc. Class D (a)                                  205,150
                                                     9,471  Regent Communications, Inc. (a)                               43,661
                                                     4,533  Saga Communications, Inc. Class A (a)                         43,834
                                                     2,683  Salem Communications Corp. Class A (a)                        40,272
                                                    21,764  Sinclair Broadcast Group, Inc. Class A                       177,377
                                                    13,484  Spanish Broadcasting System, Inc. Class A (a)                 74,567
                                                     2,600  WPT Enterprises, Inc. (a)(e)                                  19,136

Master Small Cap Index Series
Schedule of Investments as of March 31, 2006

                                                    Shares
Industry                                              Held  Common Stocks                                              Value
--------------------------------------------------------------------------------------------------------------------------------
                                                     9,796  World Wrestling Entertainment, Inc.                    $     165,552
                                                     3,700  WorldSpace, Inc. Class A (a)(e)                               27,935
                                                                                                                   -------------
                                                                                                                       2,122,684
--------------------------------------------------------------------------------------------------------------------------------
Railroad Equipment - 0.2%                            3,600  Freightcar America, Inc.                                     228,960
                                                     3,700  Greenbrier Cos., Inc.                                        148,185
                                                    15,639  Westinghouse Air Brake Technologies Corp.                    509,831
                                                                                                                   -------------
                                                                                                                         886,976
--------------------------------------------------------------------------------------------------------------------------------
Railroads - 0.3%                                    10,381  Florida East Coast Industries, Inc.                          559,536
                                                     8,475  Genesee & Wyoming, Inc. Class A (a)                          260,013
                                                    21,676  Kansas City Southern (a)                                     535,397
                                                     9,602  RailAmerica, Inc. (a)                                        102,357
                                                                                                                   -------------
                                                                                                                       1,457,303
--------------------------------------------------------------------------------------------------------------------------------
Real Estate - 0.1%                                   1,400  Avatar Holdings, Inc. (a)(e)                                  85,400
                                                     5,200  Bluegreen Corp. (a)                                           68,744
                                                     3,500  California Coastal Communities, Inc. (a)                     129,850
                                                     1,600  Consolidated-Tomoka Land Co.                                  99,408
                                                     4,800  HouseValues, Inc. (a)(e)                                      39,552
                                                     4,300  Newkirk Realty Trust, Inc.                                    77,787
                                                     7,600  Sunterra Corp. (a)                                           108,528
                                                     2,115  Tejon Ranch Co. (a)                                          103,360
                                                     9,300  Trammell Crow Co. (a)                                        331,638
                                                                                                                   -------------
                                                                                                                       1,044,267
--------------------------------------------------------------------------------------------------------------------------------
Real Estate Investment Trusts (REITs) - 5.3%        11,400  Aames Investment Corp.                                        64,752
                                                     9,601  Acadia Realty Trust                                          226,104
                                                     2,200  Affordable Residential Communities                            23,100
                                                     1,000  Agree Realty Corp.                                            32,100
                                                       567  Alexander's, Inc. (a)                                        163,863
                                                     6,756  Alexandria Real Estate Equities, Inc.                        644,049
                                                     5,950  American Campus Communities, Inc.                            154,165
                                                    15,287  American Home Mortgage Investment Corp.                      477,107
                                                    15,000  Anthracite Capital, Inc.                                     164,700
                                                    13,100  Anworth Mortgage Asset Corp.                                 102,966
                                                     5,400  Arbor Realty Trust, Inc.                                     145,746
                                                    20,400  Ashford Hospitality Trust, Inc.                              252,960
                                                     7,699  Bedford Property Investors Inc.                              207,334
                                                    12,850  BioMed Realty Trust, Inc.                                    380,874
                                                     8,400  Boykin Lodging Co. (a)                                        94,836
                                                    30,006  Brandywine Realty Trust                                      952,991
                                                     9,600  Capital Lease Funding, Inc.                                  106,464
                                                     2,400  Capital Trust, Inc.                                           74,688
                                                     3,600  Cedar Shopping Centers, Inc.                                  57,024
                                                     3,100  CentraCore Properties Trust                                   77,655
                                                    15,784  Colonial Properties Trust                                    791,252
                                                     4,300  Columbia Equity Trust, Inc.                                   75,594
                                                    14,475  Commercial Net Lease Realty                                  337,268
                                                    10,000  Corporate Office Properties Trust                            457,400
                                                    14,600  Cousins Properties, Inc.                                     488,078
                                                     7,600  Deerfield Triarc Capital Corp.                               102,524
                                                     9,800  DiamondRock Hospitality Co.                                  135,338
                                                     1,000  Digital Realty Trust, Inc.                                    28,170

Master Small Cap Index Series
Schedule of Investments as of March 31, 2006

                                                    Shares
Industry                                              Held  Common Stocks                                              Value
--------------------------------------------------------------------------------------------------------------------------------
                                                    15,800  ECC Capital Corp.                                      $      24,016
                                                     6,827  Eastgroup Properties Inc.                                    323,873
                                                     5,500  Education Realty Trust, Inc.                                  84,150
                                                     9,880  Entertainment Properties Trust                               414,762
                                                    14,840  Equity Inns, Inc.                                            240,408
                                                     5,694  Equity Lifestyle Properties, Inc.                            283,277
                                                     9,900  Equity One, Inc.                                             243,144
                                                    11,950  Extra Space Storage, Inc.                                    205,421
                                                    14,370  FelCor Lodging Trust, Inc.                                   303,207
                                                    21,200  Fieldstone Investment Corp.                                  250,160
                                                    15,500  First Industrial Realty Trust, Inc.                          661,695
                                                     3,900  First Potomac Realty Trust                                   110,175
                                                    11,190  GMH Communities Trust                                        130,252
                                                     4,700  Getty Realty Corp.                                           136,770
                                                    13,939  Glenborough Realty Trust, Inc.                               303,173
                                                    12,456  Glimcher Realty Trust                                        353,750
                                                     9,400  Government Properties Trust, Inc.                             89,676
                                                     2,750  Gramercy Capital Corp.                                        68,558
                                                     7,600  Heritage Property Investment Trust                           300,884
                                                     9,100  Hersha Hospitality Trust                                      89,089
                                                    10,100  Highland Hospitality Corp.                                   128,371
                                                    19,400  Highwoods Properties, Inc.                                   654,362
                                                    11,520  Home Properties, Inc.                                        588,672
                                                    12,100  HomeBanc Corp.                                               106,359
                                                    20,300  IMPAC Mortgage Holdings, Inc.                                195,692
                                                    23,000  Inland Real Estate Corp.                                     375,130
                                                    16,892  Innkeepers USA Trust                                         286,319
                                                    12,600  Investors Real Estate Trust                                  120,204
                                                     3,800  JER Investors Trust, Inc.                                     63,156
                                                    10,178  Kilroy Realty Corp.                                          786,352
                                                     4,340  Kite Realty Group Trust                                       69,223
                                                     4,700  LTC Properties, Inc.                                         109,322
                                                    12,220  LaSalle Hotel Properties                                     501,020
                                                    17,442  Lexington Corporate Properties Trust                         363,666
                                                    18,200  Luminent Mortgage Capital, Inc.                              147,602
                                                    24,100  MFA Mortgage Investments, Inc.                               153,035
                                                    11,500  Maguire Properties, Inc.                                     419,750
                                                     4,000  Medical Properties Trust, Inc.                                43,200
                                                    22,758  Meristar Hospitality Corp. (a)                               236,228
                                                     7,129  Mid-America Apartment Communities, Inc.                      390,313
                                                    12,850  MortgageIT Holdings, Inc.                                    139,166
                                                     6,329  National Health Investors, Inc.                              160,757
                                                       200  National Health Realty, Inc.                                   3,984
                                                    19,859  Nationwide Health Properties, Inc.                           426,969
                                                    14,700  Newcastle Investment Corp.                                   351,624
                                                     2,500  NorthStar Realty Finance Corp.                                27,375
                                                    10,900  Novastar Financial, Inc. (e)                                 364,496
                                                    14,400  Omega Healthcare Investors, Inc.                             201,888
                                                     4,400  One Liberty Properties, Inc.                                  87,252
                                                     1,700  Opteum, Inc.                                                  14,552
                                                     4,700  Origen Financial, Inc.                                        28,576

Master Small Cap Index Series
Schedule of Investments as of March 31, 2006

                                                    Shares
Industry                                              Held  Common Stocks                                              Value
--------------------------------------------------------------------------------------------------------------------------------
                                                     6,208  PS Business Parks, Inc.                                $     347,151
                                                     2,904  Parkway Properties, Inc.                                     126,847
                                                    10,732  Pennsylvania Real Estate Investment Trust                    472,208
                                                    14,386  Post Properties, Inc.                                        640,177
                                                     8,100  RAIT Investment Trust                                        228,744
                                                     6,800  Ramco-Gershenson Properties Trust                            205,836
                                                     5,395  Redwood Trust, Inc.                                          233,711
                                                     3,922  Saul Centers, Inc.                                           172,215
                                                    13,400  Saxon Capital Inc.                                           139,896
                                                    20,214  Senior Housing Properties Trust                              365,873
                                                     2,600  Sizeler Property Investors, Inc.                              38,376
                                                     4,204  Sovran Self Storage, Inc.                                    232,061
                                                    27,400  Spirit Finance Corp.                                         334,280
                                                    18,100  Strategic Hotel Capital, Inc.                                421,368
                                                     6,243  Sun Communities, Inc.                                        220,690
                                                     7,300  Sunstone Hotel Investors, Inc.                               211,481
                                                     8,922  Tanger Factory Outlet Centers, Inc.                          307,006
                                                     1,875  Tarragon Corp.                                                37,313
                                                    18,008  Taubman Centers, Inc.                                        750,393
                                                     6,063  The Town & Country Trust                                     246,097
                                                    18,300  Trustreet Properties, Inc.                                   277,977
                                                    11,570  U-Store-It Trust                                             233,136
                                                     4,127  Universal Health Realty Income Trust                         150,759
                                                     5,500  Urstadt Biddle Properties, Inc. Class A                       99,000
                                                    12,065  Washington Real Estate Investment Trust                      438,201
                                                     6,455  Winston Hotels, Inc.                                          73,393
                                                                                                                   -------------
                                                                                                                      25,984,346
--------------------------------------------------------------------------------------------------------------------------------
Recreational Vehicles & Boats - 0.2%                 5,643  Arctic Cat, Inc.                                             135,771
                                                     4,007  Coachmen Industries, Inc.                                     45,600
                                                    16,299  Fleetwood Enterprises, Inc. (a)                              182,060
                                                     2,075  Marine Products Corp.                                         22,804
                                                     8,124  Monaco Coach Corp.                                           108,862
                                                    10,684  Thor Industries, Inc.                                        570,098
                                                     8,890  Winnebago Industries, Inc.                                   269,723
                                                                                                                   -------------
                                                                                                                       1,334,918
--------------------------------------------------------------------------------------------------------------------------------
Rental & Leasing Services: Commercial - 0.3%         3,553  Electro Rent Corp. (a)                                        60,401
                                                    15,800  GATX Corp.                                                   652,382
                                                       900  Interpool, Inc.                                               18,180
                                                     1,800  Marlin Business Services, Inc. (a)                            39,780
                                                     4,410  McGrath RentCorp                                             132,565
                                                    23,300  United Rentals, Inc. (a)                                     803,850
                                                     4,400  Williams Scotsman International, Inc. (a)                    110,220
                                                                                                                   -------------
                                                                                                                       1,817,378
--------------------------------------------------------------------------------------------------------------------------------
Rental & Leasing Services: Consumer - 0.5%          10,793  Aaron Rents, Inc.                                            293,246
                                                     3,600  Amerco, Inc. (a)                                             356,292
                                                     7,595  Dollar Thrifty Automotive Group (a)                          344,813
                                                     7,278  Rent-Way, Inc. (a)                                            52,474
                                                    11,358  WESCO International, Inc. (a)                                772,458
                                                                                                                   -------------
                                                                                                                       1,819,283
--------------------------------------------------------------------------------------------------------------------------------

Master Small Cap Index Series
Schedule of Investments as of March 31, 2006

                                                    Shares
Industry                                              Held  Common Stocks                                              Value
--------------------------------------------------------------------------------------------------------------------------------
Restaurants - 1.2%                                   8,500  AFC Enterprises Inc.                                   $     118,150
                                                     3,100  BJ's Restaurants, Inc. (a)                                    83,700
                                                    13,880  Bob Evans Farms, Inc.                                        412,375
                                                     3,125  Buffalo Wild Wings, Inc. (a)                                 129,938
                                                     9,350  CEC Entertainment, Inc. (a)                                  314,347
                                                    16,400  CKE Restaurants, Inc.                                        285,360
                                                     8,400  California Pizza Kitchen, Inc. (a)                           272,580
                                                    24,700  Denny's Corp. (a)                                            117,078
                                                     8,150  Domino's Pizza, Inc.                                         232,682
                                                     5,848  IHOP Corp.                                                   280,353
                                                    12,918  Jack in the Box, Inc. (a)                                    561,933
                                                    16,500  Krispy Kreme Doughnuts, Inc. (a)(e)                          148,170
                                                     2,896  Landry's Restaurants, Inc.                                   102,316
                                                     6,954  Lone Star Steakhouse & Saloon, Inc.                          197,633
                                                     8,500  Luby's, Inc. (a)                                             106,165
                                                       400  McCormick & Schmick's Seafood Restaurants, Inc. (a)           10,188
                                                    11,084  O'Charleys, Inc. (a)                                         204,611
                                                     6,908  PF Chang's China Bistro, Inc. (a)                            340,495
                                                     9,096  Papa John's International, Inc. (a)                          298,440
                                                    11,577  Rare Hospitality International, Inc. (a)                     403,227
                                                     6,100  Red Robin Gourmet Burgers, Inc. (a)                          287,920
                                                    22,300  Ruby Tuesday, Inc.                                           715,384
                                                     7,000  Ruth's Chris Steak House, Inc. (a)                           166,670
                                                    13,800  Ryan's Restaurant Group, Inc. (a)                            200,100
                                                     6,428  The Steak n Shake Co. (a)                                    135,631
                                                    10,800  Texas Roadhouse, Inc. Class A (a)                            184,572
                                                    10,750  Triarc Cos.                                                  187,910
                                                                                                                   -------------
                                                                                                                       6,497,928
--------------------------------------------------------------------------------------------------------------------------------
Retail - 3.9%                                        1,600  1-800 Contacts, Inc. (a)                                      21,520
                                                    10,424  1-800-FLOWERS.COM, Inc. Class A (a)                           74,010
                                                    11,800  99 Cents Only Stores (a)                                     160,008
                                                     7,200  AC Moore Arts & Crafts, Inc. (a)                             132,480
                                                    19,150  Aeropostale, Inc. (a)                                        577,564
                                                     5,850  America's Car Mart, Inc. (a)                                 125,775
                                                     2,500  Asbury Automotive Group, Inc. (a)                             49,300
                                                     5,100  Big 5 Sporting Goods Corp.                                    99,858
                                                    36,100  Big Lots, Inc. (a)                                           503,956
                                                       846  Blair Corp.                                                   35,033
                                                    67,600  Blockbuster, Inc. Class A (e)                                268,372
                                                     5,900  Blue Nile, Inc. (a)(e)                                       207,621
                                                     3,400  The Bon-Ton Stores, Inc.                                     109,990
                                                     5,479  Brown Shoe Co., Inc.                                         287,538
                                                     1,349  The Buckle, Inc.                                              55,241
                                                     3,800  Build-A-Bear Workshop, Inc. (a)                              116,470
                                                     4,992  Burlington Coat Factory Warehouse Corp.                      226,886
                                                    17,934  CSK Auto Corp. (a)                                           248,745
                                                     6,200  Cabela's, Inc. Class A (a)(e)                                127,224
                                                     4,550  Cache, Inc. (a)                                               83,447
                                                    13,100  Casual Male Retail Group, Inc. (a)(e)                        127,594
                                                     8,895  The Cato Corp. Class A                                       212,235
                                                     7,600  Central Garden and Pet Co. (a)                               403,864

Master Small Cap Index Series
Schedule of Investments as of March 31, 2006

                                                    Shares
Industry                                              Held  Common Stocks                                              Value
--------------------------------------------------------------------------------------------------------------------------------
                                                     7,500  Charlotte Russe Holding, Inc. (a)                      $     160,500
                                                    37,240  Charming Shoppes, Inc. (a)                                   553,759
                                                     5,585  The Children's Place Retail Stores, Inc. (a)                 323,371
                                                    11,328  Christopher & Banks Corp.                                    262,923
                                                    16,117  Coldwater Creek, Inc. (a)                                    448,053
                                                       600  Conn's, Inc. (a)                                              20,496
                                                     9,176  Cost Plus, Inc. (a)                                          156,910
                                                       500  DEB Shops, Inc.                                               14,850
                                                     5,900  Design Within Reach, Inc. (a)                                 33,571
                                                     8,045  Dress Barn, Inc. (a)                                         385,758
                                                     7,109  dELiA*s, Inc. (a)                                             66,398
                                                    14,600  drugstore.com, Inc. (a)                                       45,114
                                                     3,800  FTD Group, Inc. (a)                                           36,822
                                                    14,235  Fred's, Inc.                                                 188,756
                                                     8,400  GSI Commerce, Inc. (a)                                       142,800
                                                    18,557  GameStop Corp. Class A (a)                                   874,777
                                                        16  Gander Mountain Co. (a)                                          151
                                                     6,438  Genesco, Inc. (a)                                            250,374
                                                     7,200  Global Imaging Systems, Inc. (a)                             273,456
                                                     5,032  Group 1 Automotive, Inc.                                     239,221
                                                     9,439  Guitar Center, Inc. (a)                                      450,240
                                                    11,858  Gymboree Corp. (a)                                           308,782
                                                    11,081  HOT Topic, Inc. (a)                                          160,674
                                                     4,361  Handleman Co.                                                 41,866
                                                    11,475  Hibbett Sporting Goods, Inc. (a)                             378,560
                                                    15,898  Insight Enterprises, Inc. (a)                                349,915
                                                     7,662  The J. Jill Group, Inc. (a)                                  183,198
                                                    10,205  Jo-Ann Stores, Inc. (a)                                      137,359
                                                     6,333  Jos. A. Bank Clothiers, Inc. (a)                             303,667
                                                     1,547  Lawson Products, Inc.                                         63,334
                                                     6,200  Lithia Motors, Inc. Class A                                  215,140
                                                     2,700  MarineMax, Inc. (a)                                           90,504
                                                     2,500  New York & Co. (a)                                            37,350
                                                     3,900  Overstock.com, Inc. (a)(e)                                   116,298
                                                    13,910  PEP Boys-Manny, Moe & Jack                                   210,180
                                                    23,400  Pacific Sunwear of California, Inc. (a)                      518,544
                                                     6,400  The Pantry, Inc. (a)                                         399,296
                                                    18,700  Payless Shoesource, Inc. (a)                                 428,043
                                                    18,800  Petco Animal Supplies, Inc. (a)                              443,116
                                                    30,899  Pier 1 Imports, Inc. (e)                                     358,737
                                                     6,916  Priceline.com, Inc. (a)                                      171,793
                                                     9,200  Restoration Hardware, Inc. (a)                                52,348
                                                     6,800  Retail Ventures, Inc. (a)                                     99,688
                                                     8,500  Rush Enterprises Inc. Class A (a)                            149,430
                                                     3,347  Russ Berrie & Co., Inc.                                       50,874
                                                     6,454  School Specialty, Inc. (a)                                   222,663
                                                       700  Sharper Image Corp. (a)                                        8,967
                                                     8,100  Sonic Automotive, Inc.                                       224,856
                                                     6,626  The Sports Authority, Inc. (a)                               244,499
                                                     7,800  Stage Stores, Inc.                                           232,050
                                                     7,303  Stamps.com, Inc. (a)                                         257,504

Master Small Cap Index Series
Schedule of Investments as of March 31, 2006

                                                    Shares
Industry                                              Held  Common Stocks                                              Value
--------------------------------------------------------------------------------------------------------------------------------
                                                     6,224  Stein Mart, Inc.                                       $     108,422
                                                     6,000  Talbots, Inc.                                                161,220
                                                     9,866  Too, Inc. (a)                                                338,897
                                                    11,400  Tractor Supply Co. (a)                                       756,276
                                                     7,230  Trans World Entertainment Corp. (a)                           40,271
                                                    10,290  Tuesday Morning Corp.                                        237,596
                                                     8,131  United Auto Group, Inc.                                      349,633
                                                    14,780  United Natural Foods, Inc. (a)                               516,857
                                                     7,556  ValueVision Media, Inc. Class A (a)                           96,566
                                                     1,400  Volcom Inc. (a)                                               49,742
                                                    12,400  The Wet Seal, Inc. Class A (a)                                82,460
                                                     2,600  Wilsons The Leather Experts Inc. (a)                          10,140
                                                    15,000  Zale Corp. (a)                                               420,450
                                                     1,700  Zumiez, Inc. (a)                                             103,870
                                                                                                                   -------------
                                                                                                                      18,914,666
--------------------------------------------------------------------------------------------------------------------------------
Savings & Loan - 1.4%                                6,237  Anchor Bancorp Wisconsin, Inc.                               189,043
                                                    10,750  BFC Financial Corp. (a)                                       70,412
                                                    15,838  Bank Mutual Corp.                                            187,522
                                                    18,642  BankAtlantic Bancorp, Inc. Class A                           268,258
                                                    12,473  BankUnited Financial Corp. Class A                           337,270
                                                     2,300  Berkshire Hills Bancorp, Inc.                                 80,362
                                                     1,800  Beverly Hills Bancorp, Inc.                                   19,080
                                                    21,287  Brookline Bancorp, Inc.                                      329,736
                                                       500  Charter Financial Corp.                                       19,030
                                                     4,402  Coastal Financial Corp.                                       60,792
                                                    15,026  Commercial Capital Bancorp, Inc.                             211,265
                                                     9,549  Dime Community Bancshares, Inc.                              137,219
                                                     8,922  Fidelity Bankshares, Inc.                                    300,047
                                                     1,120  First Defiance Financial Corp.                                29,501
                                                     3,826  First Financial Holdings, Inc.                               121,284
                                                     6,900  First Indiana Corp.                                          192,510
                                                    40,653  First Niagara Financial Group, Inc.                          595,973
                                                     2,800  First Place Financial Corp.                                   69,440
                                                     8,850  First Republic Bank                                          334,707
                                                     6,500  FirstFed Financial Corp. (a)                                 388,765
                                                     7,850  Flagstar Bancorp, Inc.                                       118,535
                                                    10,575  Flushing Financial Corp.                                     184,639
                                                     2,878  Great Southern Bancorp, Inc.                                  83,117
                                                     8,417  Harbor Florida Bancshares, Inc.                              318,752
                                                     2,800  Horizon Financial Corp.                                       71,568
                                                     1,750  IBERIABANK Corp.                                              98,998
                                                     2,600  ITLA Capital Corp.                                           125,372
                                                     7,500  KNBT Bancorp, Inc.                                           122,625
                                                     6,000  Kearny Financial Corp.                                        82,380
                                                     9,160  MAF Bancorp, Inc.                                            400,933
                                                       300  NASB Financial, Inc.                                          10,200
                                                    16,511  Netbank, Inc.                                                119,540
                                                    36,300  NewAlliance Bancshares, Inc.                                 523,809
                                                     4,267  Northwest Bancorp, Inc.                                      105,651
                                                     2,596  OceanFirst Financial Corp.                                    63,602
                                                     9,565  Ocwen Financial Corp. (a)                                     97,754

Master Small Cap Index Series
Schedule of Investments as of March 31, 2006

                                                    Shares
Industry                                              Held  Common Stocks                                              Value
--------------------------------------------------------------------------------------------------------------------------------
                                                     6,511  PFF Bancorp, Inc.                                      $     219,486
                                                    18,828  Partners Trust Financial Group, Inc.                         224,430
                                                     2,600  Pennfed Financial Services, Inc.                              49,842
                                                     1,350  Provident Financial Holdings, Inc.                            44,010
                                                    26,958  Provident Financial Services, Inc.                           487,940
                                                     9,589  Provident New York Bancorp                                   124,369
                                                     3,900  Rockville Financial, Inc. (a)                                 55,887
                                                     2,300  Sound Federal Bancorp, Inc.                                   47,357
                                                    13,153  Sterling Financial Corp.                                     381,437
                                                     6,300  TierOne Corp.                                                213,885
                                                     7,461  United Community Financial Corp.                              90,427
                                                    31,133  W Holding Co., Inc.                                          245,017
                                                       400  Westfield Financial, Inc.                                      9,880
                                                                                                                   -------------
                                                                                                                       8,663,658
--------------------------------------------------------------------------------------------------------------------------------
Scientific Equipment & Suppliers - 0.2%             15,135  Newport Corp. (a)                                            285,446
                                                    10,335  Varian, Inc. (a)                                             425,595
                                                                                                                   -------------
                                                                                                                         711,041
--------------------------------------------------------------------------------------------------------------------------------
Securities Brokerage & Services - 0.6%               2,700  BKF Capital Group, Inc.                                       35,100
                                                    12,645  CharterMac                                                   256,694
                                                       900  GFI Group, Inc. (a)                                           46,719
                                                     4,900  Gladstone Investment Corp.                                    73,990
                                                     7,100  IntercontinentalExchange, Inc. (a)                           490,255
                                                    12,500  Investment Technology Group, Inc. (a)                        622,500
                                                    38,800  Knight Capital Group, Inc. Class A (a)                       540,484
                                                    19,700  LaBranche & Co., Inc. (a)(e)                                 311,457
                                                     9,500  MarketAxess Holdings, Inc. (a)                               114,285
                                                     7,161  NCO Group, Inc. (a)                                          170,074
                                                     8,500  optionsXpress Holdings, Inc.                                 247,180
                                                     4,304  SWS Group, Inc.                                              112,550
                                                       200  ZipRealty, Inc. (a)                                            1,756
                                                                                                                   -------------
                                                                                                                       3,023,044
--------------------------------------------------------------------------------------------------------------------------------
Services: Commercial - 2.6%                          3,763  4Kids Entertainment, Inc. (a)                                 64,686
                                                    11,270  ABM Industries, Inc.                                         216,046
                                                     5,305  AMN Healthcare Services, Inc. (a)                             99,310
                                                     5,461  Administaff, Inc.                                            296,860
                                                     7,300  The Advisory Board Co. (a)                                   407,121
                                                     4,500  Ambassadors Group, Inc.                                      114,300
                                                     2,800  Angelica Corp.                                                57,456
                                                    11,600  Autobytel, Inc. (a)                                           55,912
                                                    16,853  CBIZ, Inc. (a)                                               134,824
                                                     3,601  CDI Corp.                                                    103,601
                                                     4,800  CRA International, Inc. (a)                                  236,448
                                                     8,278  Casella Waste Systems, Inc. (a)                              117,630
                                                     2,800  Central Parking Corp.                                         44,800
                                                     7,172  Chemed Corp.                                                 425,586
                                                     4,300  Clark, Inc.                                                   50,783
                                                     5,750  CoStar Group, Inc. (a)                                       298,368
                                                     8,300  Cogent, Inc. (a)                                             152,222
                                                     8,592  Coinstar, Inc. (a)                                           222,619
                                                    11,694  Corrections Corp. of America (a)                             528,569
                                                     8,300  Cross Country Healthcare, Inc. (a)                           160,688

Master Small Cap Index Series
Schedule of Investments as of March 31, 2006

                                                    Shares
Industry                                              Held  Common Stocks                                              Value
--------------------------------------------------------------------------------------------------------------------------------
                                                    11,300  DiamondCluster International, Inc. Class A (a)         $     120,910
                                                     3,200  Escala Group, Inc. (a)(e)                                     83,808
                                                     2,302  Exponent, Inc. (a)                                            72,858
                                                    11,441  FTI Consulting, Inc. (a)                                     326,412
                                                     4,300  First Advantage Corp. Class A (a)                            103,974
                                                     3,681  Forrester Research, Inc. (a)                                  82,160
                                                     5,777  G&K Services, Inc. Class A                                   245,753
                                                     2,700  The Geo Group, Inc. (a)                                       90,018
                                                    10,500  Gevity HR, Inc.                                              256,830
                                                    14,100  Harris Interactive, Inc. (a)                                  79,242
                                                     6,758  Heidrick & Struggles International, Inc. (a)                 245,180
                                                     9,900  Hudson Highland Group, Inc. (a)                              187,506
                                                    32,600  IKON Office Solutions, Inc.                                  464,550
                                                    10,500  Jackson Hewitt Tax Service, Inc.                             331,590
                                                     5,268  Kelly Services, Inc. Class A                                 143,132
                                                       200  Kenexa Corp. (a)                                               6,150
                                                     7,000  Kforce, Inc. (a)                                              89,250
                                                    10,068  Korn/Ferry International (a)                                 205,287
                                                    16,522  Labor Ready, Inc. (a)                                        395,702
                                                     4,904  MAXIMUS, Inc.                                                176,446
                                                    30,505  MPS Group, Inc. (a)                                          466,727
                                                     5,242  Midas, Inc. (a)                                              114,643
                                                     2,700  Monro Muffler, Inc.                                          100,278
                                                    13,923  Navigant Consulting, Inc. (a)                                297,256
                                                     3,517  Netratings, Inc. (a)                                          46,600
                                                     8,600  Nutri/System, Inc. (a)(e)                                    408,672
                                                    14,364  PHH Corp. (a)                                                383,519
                                                     8,039  Pegasus Solutions, Inc. (a)                                   75,647
                                                     3,460  Pre-Paid Legal Services, Inc.                                122,761
                                                     4,200  The Providence Service Corp. (a)                             136,584
                                                    16,200  Regis Corp.                                                  558,576
                                                    16,232  Resources Connection, Inc. (a)                               404,339
                                                     8,702  Rollins, Inc.                                                176,128
                                                     4,300  Sirva, Inc. (a)                                               36,679
                                                    12,600  Source Interlink Cos., Inc. (a)                              143,640
                                                    20,729  Spherion Corp. (a)                                           215,582
                                                     4,340  Startek, Inc.                                                102,250
                                                    11,389  TeleTech Holdings, Inc. (a)                                  126,532
                                                    19,731  Tetra Tech, Inc. (a)                                         376,665
                                                       700  Travelzoo, Inc. (a)(e)                                        13,706
                                                     2,600  Unifirst Corp.                                                86,372
                                                     2,400  Vertrue, Inc. (a)                                            100,320
                                                     5,300  Viad Corp.                                                   181,684
                                                     1,659  Volt Information Sciences, Inc. (a)                           50,699
                                                    14,618  Waste Connections, Inc. (a)                                  581,943
                                                    12,300  Waste Services, Inc. (a)                                      38,745
                                                    11,815  Watson Wyatt Worldwide, Inc.                                 384,933
                                                    13,013  Wireless Facilities, Inc. (a)                                 52,312
                                                     7,000  World Fuel Services Corp.                                    283,080
                                                                                                                   -------------
                                                                                                                      13,561,459
--------------------------------------------------------------------------------------------------------------------------------

Master Small Cap Index Series
Schedule of Investments as of March 31, 2006

                                                    Shares
Industry                                              Held  Common Stocks                                              Value
--------------------------------------------------------------------------------------------------------------------------------
Shipping - 0.1%                                      6,000  Gulfmark Offshore, Inc. (a)                            $     166,800
                                                     4,300  Horizon  Lines, Inc. Class A                                  55,728
                                                     6,430  Kirby Corp. (a)                                              437,947
                                                     2,400  Maritrans, Inc.                                               58,632
                                                                                                                   -------------
                                                                                                                         719,107
--------------------------------------------------------------------------------------------------------------------------------
Shoes - 0.3%                                         3,600  DSW, Inc. Class A (a)                                        112,752
                                                     4,400  Deckers Outdoor Corp. (a)(e)                                 178,376
                                                    14,366  The Finish Line, Inc. Class A                                236,321
                                                     6,396  K-Swiss, Inc. Class A                                        192,775
                                                     4,992  Kenneth Cole Productions, Inc. Class A                       138,278
                                                     3,500  Shoe Carnival, Inc. (a)                                       87,430
                                                     6,055  Skechers U.S.A., Inc. Class A (a)                            150,951
                                                     6,112  Steven Madden Ltd.                                           216,976
                                                    12,035  Stride Rite Corp.                                            174,267
                                                       300  Weyco Group, Inc.                                              6,750
                                                    17,408  Wolverine World Wide, Inc.                                   385,239
                                                                                                                   -------------
                                                                                                                       1,880,115
--------------------------------------------------------------------------------------------------------------------------------
Steel - 0.8%                                        35,427  AK Steel Holding Corp. (a)                                   531,405
                                                     7,126  Carpenter Technology Corp.                                   673,549
                                                     6,145  Chaparral Steel Co. (a)                                      398,933
                                                     6,634  Gibraltar Industries, Inc.                                   195,438
                                                    12,500  Oregon Steel Mills, Inc. (a)                                 639,625
                                                     8,350  Schnitzer Steel Industries, Inc. Class A                     357,798
                                                    14,197  Steel Dynamics, Inc.                                         805,396
                                                     5,500  Steel Technologies, Inc.                                     133,650
                                                     5,100  Wheeling-Pittsburgh Corp. (a)                                 93,636
                                                    22,700  Worthington Industries, Inc.                                 455,362
                                                                                                                   -------------
                                                                                                                       4,284,792
--------------------------------------------------------------------------------------------------------------------------------
Synthetic Fibers - 0.0%                              5,418  Wellman, Inc.                                                 34,458
--------------------------------------------------------------------------------------------------------------------------------
Telecommunications Equipment - 0.7%                  5,500  Applied Signal Technology, Inc.                              109,065
                                                    29,500  Arris Group, Inc. (a)                                        405,920
                                                     6,285  Audiovox Corp. Class A (a)                                    75,043
                                                    11,361  Belden CDT, Inc.                                             309,360
                                                    20,434  C-COR, Inc. (a)                                              178,593
                                                    18,700  Interdigital Communications Corp. (a)                        458,524
                                                     7,300  Mastec, Inc. (a)                                             103,441
                                                    17,299  Plantronics, Inc.                                            612,904
                                                    33,900  Polycom, Inc. (a)                                            734,952
                                                    31,577  Powerwave Technologies, Inc. (a)                             425,974
                                                       200  Preformed Line Products Co.                                    6,784
                                                    25,950  SBA Communications Corp. Class A (a)                         607,490
                                                     9,780  Spectralink Corp.                                            122,739
                                                    18,900  Symmetricom, Inc. (a)                                        161,595
                                                    21,276  Terayon Corp. (a)                                             38,935
                                                                                                                   -------------
                                                                                                                       4,351,319
--------------------------------------------------------------------------------------------------------------------------------
Textile Products - 0.0%                              6,800  DHB Industries, Inc. (a)                                      32,504
                                                     4,800  Dixie Group, Inc. (a)                                         71,808
                                                    19,900  Innovo Group, Inc. (a)                                        14,328
                                                    13,021  Interface, Inc. Class A (a)                                  179,820
                                                                                                                   -------------
                                                                                                                         298,460
--------------------------------------------------------------------------------------------------------------------------------

Master Small Cap Index Series
Schedule of Investments as of March 31, 2006

                                                    Shares
Industry                                              Held  Common Stocks                                              Value
--------------------------------------------------------------------------------------------------------------------------------
Textiles Apparel Manufacturers - 0.6%                5,200  Carter's, Inc. (a)                                     $     350,948
                                                     2,400  Cherokee, Inc.                                                96,648
                                                     5,485  Guess?, Inc. (a)                                             214,518
                                                     4,400  Hartmarx Corp. (a)                                            39,204
                                                    11,082  Kellwood Co.                                                 347,864
                                                     4,000  Maidenform Brands, Inc. (a)                                   44,040
                                                     5,842  Oxford Industries, Inc.                                      298,701
                                                     4,300  Perry Ellis International, Inc. (a)                           97,309
                                                     9,954  Phillips-Van Heusen Corp.                                    380,342
                                                    12,317  Russell Corp.                                                169,975
                                                     4,600  Under Armour, Inc. Class A (a)(e)                            149,040
                                                    12,500  The Warnaco Group, Inc. (a)                                  300,000
                                                                                                                   -------------
                                                                                                                       2,488,589
--------------------------------------------------------------------------------------------------------------------------------
Tires & Rubber - 0.1%                                3,174  Bandag, Inc.                                                 132,895
                                                    16,700  Cooper Tire & Rubber Co.                                     239,478
                                                     2,600  Titan International, Inc.                                     44,876
                                                                                                                   -------------
                                                                                                                         417,249
--------------------------------------------------------------------------------------------------------------------------------
Tobacco - 0.1%                                      30,955  Alliance One International, Inc.                             150,441
                                                     5,220  Schweitzer-Mauduit International, Inc.                       125,280
                                                    11,000  Star Scientific, Inc. (a)(e)                                  34,430
                                                     9,656  Universal Corp.                                              355,051
                                                    11,113  Vector Group Ltd.                                            211,814
                                                                                                                   -------------
                                                                                                                         877,016
--------------------------------------------------------------------------------------------------------------------------------
Toys - 0.1%                                          9,530  Jakks Pacific, Inc. (a)                                      254,832
                                                     7,100  Leapfrog Enterprises, Inc. (a)(e)                             75,402
                                                                                                                   -------------
                                                                                                                         330,234
--------------------------------------------------------------------------------------------------------------------------------
Transportation Miscellaneous - 0.2%                  1,500  Dynamex, Inc. (a)                                             28,980
                                                     6,500  HUB Group, Inc. Class A (a)                                  296,270
                                                    13,200  Odyssey Marine Exploration, Inc. (a)                          48,444
                                                    10,100  Pacer International, Inc.                                    330,068
                                                     6,781  SCS Transportation, Inc. (a)                                 197,395
                                                     6,400  US Xpress Enterprises, Inc. Class A (a)                      124,608
                                                                                                                   -------------
                                                                                                                       1,025,765
--------------------------------------------------------------------------------------------------------------------------------
Truckers - 0.6%                                      9,641  Arkansas Best Corp.                                          377,156
                                                     4,400  Covenant Transport, Inc. Class A (a)                          64,240
                                                    10,932  Forward Air Corp.                                            407,654
                                                     1,900  Frozen Food Express Industries (a)                            19,855
                                                    14,380  Heartland Express, Inc.                                      313,340
                                                    15,562  Knight Transportation, Inc.                                  307,350
                                                     1,850  Marten Transport Ltd. (a)                                     33,467
                                                     9,825  Old Dominion Freight Line Inc. (a)                           264,784
                                                     1,100  PAM Transportation Services (a)                               27,115
                                                     2,800  USA Truck, Inc. (a)                                           68,936
                                                     1,600  Universal Truckload Services, Inc. (a)                        40,080
                                                    19,700  Werner Enterprises, Inc.                                     361,889
                                                                                                                   -------------
                                                                                                                       2,285,866
--------------------------------------------------------------------------------------------------------------------------------
Utilities: Cable TV & Radio - 0.0%                  27,300  Mediacom Communications Corp. Class A (a)                    156,975
--------------------------------------------------------------------------------------------------------------------------------
Utilities: Electrical - 1.5%                         8,566  Allete, Inc.                                                 399,176
                                                    16,875  Avista Corp.                                                 348,469
                                                     8,300  Black Hills Corp.                                            282,200

Master Small Cap Index Series
Schedule of Investments as of March 31, 2006

                                                    Shares
Industry                                              Held  Common Stocks                                              Value
--------------------------------------------------------------------------------------------------------------------------------
                                                     4,589  CH Energy Group, Inc.                                  $     220,272
                                                     3,803  Central Vermont Public Service Corp.                          80,662
                                                    19,267  Cleco Corp.                                               430,232.00
                                                    28,700  Duquesne Light Holdings, Inc.                                473,550
                                                    16,508  El Paso Electric Co. (a)                                     314,312
                                                    11,368  The Empire District Electric Co.                             252,597
                                                    15,700  IDACORP, Inc.                                                510,564
                                                     4,000  ITC Holdings Corp.                                           105,000
                                                     5,145  MGE Energy, Inc.                                             170,711
                                                    11,900  NorthWestern Corp.                                           370,566
                                                     7,786  Otter Tail Corp.                                             223,380
                                                     4,100  Pike Electric Corp. (a)                                       86,141
                                                    57,877  Sierra Pacific Resources (a)                                 799,281
                                                     4,200  UIL Holdings Corp.                                           219,870
                                                    10,983  Unisource Energy Corp.                                       334,982
                                                                                                                   -------------
                                                                                                                       5,621,965
--------------------------------------------------------------------------------------------------------------------------------
Utilities: Gas Distributors - 0.7%                   5,322  Cascade Natural Gas Corp.                                    104,843
                                                     2,600  EnergySouth, Inc.                                             82,706
                                                     5,848  The Laclede Group, Inc.                                      201,288
                                                     7,774  New Jersey Resources Corp.                                   351,774
                                                    15,800  Nicor, Inc. (e)                                              625,048
                                                     9,499  Northwest Natural Gas Co.                                    337,120
                                                    14,000  Peoples Energy Corp. (e)                                     498,960
                                                     8,632  South Jersey Industries, Inc.                                235,395
                                                    12,790  Southwest Gas Corp.                                          357,481
                                                    17,800  WGL Holdings, Inc.                                           541,476
                                                                                                                   -------------
                                                                                                                       3,336,091
--------------------------------------------------------------------------------------------------------------------------------
Utilities: Gas Pipelines - 0.0%                     13,831  Transmontaigne, Inc. (a)                                     135,682
--------------------------------------------------------------------------------------------------------------------------------
Utilities: Miscellaneous - 0.1%                    120,500  Aquila, Inc. (a)                                             480,795
--------------------------------------------------------------------------------------------------------------------------------
Utilities: Telecommunications - 1.0%                 1,900  Alaska Communications Systems Group, Inc.                     23,047
                                                     5,155  CT Communications, Inc.                                       70,056
                                                     4,426  Centennial Communications Corp.                               32,443
                                                    88,300  Cincinnati Bell, Inc. (a)                                    399,116
                                                     6,633  Commonwealth Telephone Enterprises, Inc.                     228,507
                                                     9,600  Consolidated Communications Holdings, Inc.                   156,192
                                                    39,900  Dobson Communications Corp. Class A (a)                      319,599
                                                    10,400  FairPoint Communications, Inc.                               143,728
                                                    15,339  General Communication Inc. Class A (a)                       185,448
                                                    11,600  GlobeTel Communications Corp. (a)(e)                          28,884
                                                     5,292  Golden Telecom, Inc. (f)                                     159,025
                                                    18,900  IDT Corp. Class B (a)                                        209,223
                                                     5,300  Intrado, Inc. (a)                                            137,694
                                                    11,300  Iowa Telecommunications Services, Inc.                       215,604
                                                   253,300  Level 3 Communications, Inc. (a)(e)                        1,312,094
                                                     9,800  NeuStar, Inc. Class A (a)                                    303,800
                                                     4,121  North Pittsburgh Systems, Inc.                                96,184
                                                    20,000  Premiere Global Services, Inc. (a)                           161,000
                                                     9,989  Price Communications Corp. (a)                               176,705
                                                     5,800  RCN Corp. (a)                                                150,220
                                                     1,500  Shenandoah Telecom Co.                                        67,485
                                                     4,100  SureWest Communications                                       98,892

Master Small Cap Index Series
Schedule of Investments as of March 31, 2006

                                                    Shares
Industry                                              Held  Common Stocks                                              Value
--------------------------------------------------------------------------------------------------------------------------------
                                                    10,933  Talk America Holdings, Inc. (a)                        $      93,258
                                                    17,100  Time Warner Telecom, Inc. Class A (a)                        306,945
                                                     7,420  USA Mobility, Inc.                                           211,322
                                                    27,500  Ubiquitel, Inc. (a)                                          277,750
                                                    15,000  Valor Communications Group, Inc. (e)                         197,400
                                                                                                                   -------------
                                                                                                                       5,761,621
--------------------------------------------------------------------------------------------------------------------------------
Utilities: Water - 0.0%                              4,485  American States Water Co.                                    167,560
                                                     4,696  California Water Service Group                               211,555
                                                     2,289  Connecticut Water Service, Inc.                               60,017
                                                     3,182  Middlesex Water Co.                                           60,267
                                                     3,748  SJW Corp.                                                    100,634
                                                     2,983  Southwest Water Co.                                           47,549
                                                                                                                   -------------
                                                                                                                         647,582
--------------------------------------------------------------------------------------------------------------------------------
Wholesale & International Trade - 0.1%               6,050  Central European Distribution Corp. (a)                      232,622
--------------------------------------------------------------------------------------------------------------------------------
Wholesalers - 0.3%                                  14,775  Brightpoint, Inc. (a)                                        458,912
                                                     2,800  Earle M. Jorgensen Holding Company, Inc. (a)                  42,420
                                                    13,600  LKQ Corp. (a)                                                283,016
                                                     7,800  Prestige Brands Holdings, Inc. (a)                            94,926
                                                     9,569  United Stationers, Inc. (a)                                  508,114
                                                                                                                   -------------
                                                                                                                       1,387,388
--------------------------------------------------------------------------------------------------------------------------------
                                                            Total Common Stocks (Cost - $303,519,086) - 79.3%        430,513,070
--------------------------------------------------------------------------------------------------------------------------------

                                                            Exchange-Traded Funds
--------------------------------------------------------------------------------------------------------------------------------
                                                   169,590  iShares Russell 2000 Index Fund (e)                       12,871,881
--------------------------------------------------------------------------------------------------------------------------------
                                                            Total Exchange-Traded Funds
                                                            (Cost - $12,341,064) - 2.4%                               12,871,881
--------------------------------------------------------------------------------------------------------------------------------

                                                            Mutual Funds
--------------------------------------------------------------------------------------------------------------------------------
Investment Management Companies - 0.0%               4,400  Gladstone Capital Corp. (e)                                   94,820
--------------------------------------------------------------------------------------------------------------------------------
                                                            Total Mutual Funds (Cost - $92,876) - 0.0%                    94,820
--------------------------------------------------------------------------------------------------------------------------------

                                                            Other Interests (b)
--------------------------------------------------------------------------------------------------------------------------------
Oil: Crude Producers - 0.0%                            500  PetroCorp Incorporated (Escrow Shares)                             0
--------------------------------------------------------------------------------------------------------------------------------
                                                            Total Other Interests (Cost - $0) - 0.0%                           0
--------------------------------------------------------------------------------------------------------------------------------

                                                Beneficial
                                                  Interest  Short-Term Securities
--------------------------------------------------------------------------------------------------------------------------------
                                              $ 93,955,667  Merrill Lynch Liquidity Series, LLC Cash Sweep
                                                            Series I, 4.56% (c)(g)                                    93,955,667
                                                33,159,696  Merrill Lynch Liquidity Series, LLC Money Market
                                                            Series, 4.75% (c)(d)(g)                                   33,159,696
--------------------------------------------------------------------------------------------------------------------------------
                                                            Total Short-Term Securities
                                                            (Cost - $127,115,363) - 23.4%                            127,115,363
--------------------------------------------------------------------------------------------------------------------------------
      Total Investments (Cost - $443,068,389*) - 105.1%                                                              570,595,134

      Liabilities in Excess of Other Assets - (5.1%)                                                                 (27,785,403)
                                                                                                                   -------------
      Net Assets - 100.0%                                                                                          $ 542,809,731
                                                                                                                   =============

* The cost and unrealized appreciation (depreciation) of investments, as of March 31,2006, as computed for federal income tax purposes, were as follows:

      Aggregate cost                                              $ 446,800,033
                                                                  =============
      Gross unrealized appreciation                               $ 142,298,251
      Gross unrealized depreciation                                 (18,503,150)
                                                                  -------------
      Net unrealized appreciation                                 $ 123,795,101
                                                                  =============

Master Small Cap Index Series
Schedule of Investments as of March 31, 2006

(a)   Non-income producing security.
(b) Other interests represent beneficial interest in liquidation trusts and other reorganization entities and are non-income producing.
(c) Investments in companies considered to be an affiliate of the Series, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

      --------------------------------------------------------------------------
                                                      Net               Interest
      Affiliate                                    Activity              Income
      --------------------------------------------------------------------------
      Merrill Lynch Liquidity Series, LLC
      Cash Sweep Series I                        $ 93,313,992          $ 503,983
      Merrill Lynch Liquidity Series, LLC
      Money Market Series                        $ 19,694,641          $  89,221
      --------------------------------------------------------------------------

(d)   Security was purchased with the cash proceeds from securities loans.
(e)   Security, or a portion of security, is on loan.
(f)   Depositary receipts.
(g)   Variable rate security.
o For Series compliance purposes, the Series' industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Series management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets.
o Financial futures contracts purchased as of March 31, 2006 were as follows:

      --------------------------------------------------------------------------
      Number of                      Expiration          Face        Unrealized
      Contracts       Issue             Date             Value      Appreciation
      --------------------------------------------------------------------------
                   Russell 2000
         257       Index Series       June 2006      $94,438,662    $  4,737,639
      --------------------------------------------------------------------------

AMERICAN BEACON TIPS FUND
SCHEDULE OF INVESTMENTS
March 31, 2006 (Unaudited)

                                                                        PAR
                                                                       AMOUNT         VALUE
                                                                       ------         -----
                                                                       (DOLLARS IN THOUSANDS)
CORPORATE OBLIGATIONS - 1.35%
FINANCE - 1.35%
         Allstate Life Global Funding, 4.722%, Due 3/1/2010 ++            100            96
         Lehman Brothers Holdings, Inc., 5.26%, Due 6/2/2009 ++            80            77
         SLM Corp., 6.11%, Due 1/31/2014 ++                               150           144
         Toyota Motor Credit Corp., 5.666%, Due 2/5/2016 ++               100            98
                                                                                     ------
         TOTAL CORPORATE OBLIGATIONS                                                    415
                                                                                     ------
U.S. AGENCY OBLIGATIONS - 0.65%
FEDERAL HOME LOAN BANK - 0.33%
         6.045%, Due 2/20/2007 ++                                         100           101
FEDERAL NATIONAL MORTGAGE ASSOCIATION - 0.32%
         4.556%, Due 2/17/2009 ++                                         100            98
                                                                                     ------
         TOTAL U.S. AGENCY OBLIGATIONS                                                  199
                                                                                     ------
U.S. TREASURY OBLIGATIONS - 93.54%
U.S. TREASURY BONDS - 2.59%
         2.375%, Due 1/15/2025 #                                          789           793
                                                                                     ------
U.S. TREASURY NOTES - 90.95%
         3.375%, Due 1/15/2007 #                                          313           316
         3.625%, Due 1/15/2008 #                                        2,142         2,201
         3.875%, Due 1/15/2009 #                                          798           836
         4.25%, Due 1/15/2010 #                                         1,886         2,026
         0.875%, Due 4/15/2010 #                                        4,962         4,700
         3.50%, Due 1/15/2011 #                                         1,618         1,710
         3.375%, Due 1/15/2012 #                                        2,083         2,208
         3.00%, Due 7/15/2012 #                                         2,984         3,109
         1.875%, Due 7/15/2013 #                                        3,050         2,962
         2.00%, Due 1/15/2014 #                                         3,231         3,153
         2.00%, Due 7/15/2014 #                                           947           924
         1.625%, Due 1/15/2015 #                                        2,181         2,058
         1.875%, Due 7/15/2015 #                                          724           696
         2.00%, Due 1/15/2016 #                                           515           499
         4.50%, Due 2/15/2016 #                                           500           487
                                                                                     ------
                                                                                     27,885
                                                                                     ------
         TOTAL U.S. TREASURY OBLIGATIONS                                             28,678
                                                                                     ------
SHORT TERM INVESTMENTS - 3.51%                                         SHARES
                                                                    ---------
         American Beacon Money Market Select Fund *                 1,074,865         1,075
                                                                                     ------
         TOTAL SHORT TERM INVESTMENTS                                                 1,075
                                                                                     ------
TOTAL INVESTMENTS - 99.05% (COST $31,045)                                            30,367
OTHER ASSETS, NET OF LIABILITIES - 0.95%                                                291
                                                                                     ------
TOTAL NET ASSETS - 100.00%                                                           30,658
                                                                                     ======


         Percentages are stated as a percent of net assets.

         At March 31, 2006 the aggregate cost of investments for federal income tax purposes is $31,271 and the net unrealized depreciation of investments based on that cost is $904.

++ The coupon rate shown on floating or adjustable rate securities represents the rate at period end. The due date on these types of securities reflects the final maturity date.

#        U.S. Treasury Inflation-Indexed Note

*        The Fund/Trust is affiliated by having the same investment advisor.

AMERICAN BEACON FUNDS
SUPPLEMENTARY NOTES TO SCHEDULES OF INVESTMENTS
--------------------------------------------------------------------------------

   Security Valuation

         Investments are valued at the close of the New York Stock Exchange (the "Exchange"), normally 4 p.m. ET, each day that the Exchange is open for business. Equity securities for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade.

         Debt securities (other than short-term securities) normally are valued on the basis of prices provided by an independent pricing service and may take into account appropriate factors such as institution-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. When a price is unavailable from a pricing service or when the price provided by the pricing service is deemed not to represent fair value, the prices of debt securities may be determined using quotes obtained from brokers.

         Investments in mutual funds are valued at the closing net asset value per share of the mutual fund on the day of valuation. Investment grade short-term obligations with 60 days or less to maturity are valued using the amortized cost method which approximates market value.

         Securities for which the market prices are not readily available or are not reflective of the fair value of the security will be priced at a fair value following procedures approved by the Board of Trustees (the "Board"). In the light of the judgment involved in fair value decisions, there can be no assurance that a fair value assigned to a particular security is accurate.

         Most foreign markets close before the Exchange. Developments that could affect the values of securities that occur between the close of a foreign market and the close of the Exchange normally will not be reflected in security valuations. If such developments are so significant such that they will, in the judgement of the pricing committee of the funds, clearly and materially affect the value of securities, the previous closing prices may be adjusted to reflect the fair value of the securities as of the close of the Exchange, as determined in good faith and pursuant to procedures approved by the Board. Adjustments to closing prices to reflect fair value on affected foreign securities may be provided by an independent pricing service.


   Currency Translation

         All assets and liabilities initially expressed in foreign currency values are converted into U.S. dollar values at the mean of the bid and ask prices of such currencies against U.S. dollars as last quoted by a recognized dealer. Income, expenses and purchases and sales of investments are translated into U.S. dollars at the rate of exchange prevailing on the respective dates of such transactions.

The American Beacon U.S. Government Money Market Fund invests all of its investable assets in the American Beacon Master U.S. Government Money Market Portfolio. The Schedule of Investments for the American Beacon Master U.S. Government Money Market Portfolio for the fiscal quarter ended
March 31, 2006 is provided below.

AMERICAN BEACON MASTER U.S. GOVERNMENT MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS
March 31, 2006 (Unaudited)

                                                                  PAR
                                                                 AMOUNT      VALUE
                                                                 ------     -------
U.S. AGENCY OBLIGATIONS - 11.01%
FEDERAL HOME LOAN BANK - 4.72%
    4.396%, Due 4/4/2007 ++                                      10,000       9,996
    4.77%, Due 6/13/2006 ++                                       5,000       4,999
                                                                            -------
                                                                             14,995
                                                                            -------
FEDERAL HOME LOAN MORTGAGE CORPORATION - 3.14%
    4.83%, Due 12/27/2006 ++                                     10,000       9,995
                                                                            -------
FEDERAL NATIONAL MORTGAGE ASSOCIATION - 3.15%
    4.805%, Due 12/22/2006 ++                                    10,000       9,996
                                                                            -------
    TOTAL U.S. AGENCY OBLIGATIONS                                            34,986
                                                                            -------
SHORT TERM INVESTMENTS - 88.92%
    Banc of America Securities, LLC, 4.81%, Due 4/3/2006         77,000      77,000
    Barclays Capital, Inc., 4.84%, Due 4/3/2006                  60,000      60,000
    Goldman Sachs, 4.83%, Due 4/3/2006                           68,696      68,696
    UBS Securities, LLC, 4.82%, Due 4/3/2006                     77,000      77,000
                                                                            -------
    TOTAL SHORT TERM INVESTMENTS                                            282,696
                                                                            -------
TOTAL INVESTMENTS - 99.93% (COST $317,682)                                  317,682
OTHER ASSETS, NET OF LIABILITIES - 0.07%                                        223
                                                                            -------
TOTAL NET ASSETS - 100.00%                                                  317,905
                                                                            =======

         Percentages are stated as a percent of net assets.

         Based on cost of investments of $317,682 for federal income tax purposes at March 31, 2006, there was no unrealized appreciation or depreciation of investments.

++ The coupon rate shown on floating or adjustable rate securities represents the rate at period end. The due date on these types of securities reflects the final maturity date.

AMERICAN BEACON FUNDS
SUPPLEMENTARY NOTES TO SCHEDULES OF INVESTMENTS
--------------------------------------------------------------------------------

   Security Valuation

         Investments are valued at the close of the New York Stock Exchange (the "Exchange"), normally 4 p.m. ET, each day that the Exchange is open for business. Equity securities for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade.

         Debt securities (other than short-term securities) normally are valued on the basis of prices provided by an independent pricing service and may take into account appropriate factors such as institution-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. When a price is unavailable from a pricing service or when the price provided by the pricing service is deemed not to represent fair value, the prices of debt securities may be determined using quotes obtained from brokers.

         Investments in mutual funds are valued at the closing net asset value per share of the mutual fund on the day of valuation. Investment grade short-term obligations with 60 days or less to maturity are valued using the amortized cost method which approximates market value.

         Securities for which the market prices are not readily available or are not reflective of the fair value of the security will be priced at a fair value following procedures approved by the Board of Trustees (the "Board"). In the light of the judgment involved in fair value decisions, there can be no assurance that a fair value assigned to a particular security is accurate.

         Most foreign markets close before the Exchange. Developments that could affect the values of securities that occur between the close of a foreign market and the close of the Exchange normally will not be reflected in security valuations. If such developments are so significant such that they will, in the judgement of the pricing committee of the funds, clearly and materially affect the value of securities, the previous closing prices may be adjusted to reflect the fair value of the securities as of the close of the Exchange, as determined in good faith and pursuant to procedures approved by the Board. Adjustments to closing prices to reflect fair value on affected foreign securities may be provided by an independent pricing service.


   Currency Translation

         All assets and liabilities initially expressed in foreign currency values are converted into U.S. dollar values at the mean of the bid and ask prices of such currencies against U.S. dollars as last quoted by a recognized dealer. Income, expenses and purchases and sales of investments are translated into U.S. dollars at the rate of exchange prevailing on the respective dates of such transactions.

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon an evaluation within 90 days of the filing date of this report, the principal executive and financial officers concluded that the disclosure controls and procedures of the Trust are effective.

(b) There were no changes in the Trust's internal control over financial reporting during the Trust's last fiscal quarter that materially affected, or were reasonably likely to materially affect, the Trust's internal control over financial reporting.

ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the Trust as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto as EX-99.CERT.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN BEACON FUNDS

By : /s/ William F. Quinn
     --------------------
     William F. Quinn
     President

Date: May 30, 2006
      ------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By : /s/ William F. Quinn
     --------------------
     William F. Quinn
     President

Date: May 30, 2006
      ------------------

By: /s/ Rebecca L. Harris
    ---------------------
    Rebecca L. Harris
    Treasurer

Date: May 30, 2006
      ------------------